UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Treasury Obligations — 102.7%
	U.S. Treasury Bills — 98.9%
500,000	0.000%, 03/04/10 (n)	499,927
2,100,000	0.061%, 12/24/09 (n)	2,099,896
1,100,000	0.069%, 02/11/10 (n)	1,099,848
600,000	0.070%, 02/18/10 (n)	599,908
1,441,440	0.072%, 01/07/10 (n)	1,441,333
1,000,000	0.073%, 01/28/10 (n)	999,883
1,629,408	0.073%, 02/04/10 (n)	1,629,192
1,025,000	0.075%, 01/14/10 (n)	1,024,906
2,202,319	0.082%, 12/17/09 (n)	2,202,239
1,125,000	0.083%, 01/21/10 (n)	1,124,868
1,800,000	0.085%, 12/10/09 (n)	1,799,962
250,000	0.117%, 12/31/09 (n)	249,976
1,380,778	0.120%, 12/03/09 (m) (n)	1,380,769
800,000	0.120%, 02/25/10 (n)	799,770
300,000	0.215%, 07/15/10 (n)	299,595
225,000	0.485%, 07/29/10 (n)	224,276
350,000	0.497%, 04/01/10 (n)	349,418
300,000	0.543%, 06/10/10 (n)	299,140

		18,124,906

	U.S. Treasury Notes — 3.8%
100,000	1.500%, 10/31/10	100,981
50,000	1.750%, 03/31/10	50,255
150,000	2.000%, 02/28/10	150,719
75,000	2.375%, 08/31/10	76,014
50,000	2.875%, 06/30/10	50,758
75,000	3.250%, 12/31/09	75,190
50,000	3.500%, 12/15/09	50,066
98,634	3.625%, 01/15/10	99,062
50,000	4.000%, 04/15/10	50,701

		703,746

	Total U.S. Treasury Obligations
	(Cost $18,828,652)	18,828,652

	Total Investments — 102.7% (Cost $18,828,652)*	18,828,652
	Liabilities in Excess of Other Assets — (2.7)%	(497,169)

	NET ASSETS — 100.0%	$18,331,483

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$—	$18,828,652	$—	$18,828,652

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Annual Demand Notes — 1.1%
	California — 1.1%
9,000	California Infrastructure & Economic Development Bank, J. Paul, Series A-2, Rev., VRDO, 0.500%, 04/01/10	9,000
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 3.000%, 04/01/10	6,076

	Total Annual Demand Notes (Cost $15,076)	15,076

	Commercial Paper — 11.6% (n)
	California — 11.6%
15,000	California Statewide Communities Development Authority, 0.450%, 02/09/10	15,000
5,000	Municipal Improvement Corp. of Los Angeles, 0.350%, 12/02/09	5,000
5,600	Port of Oakland, 0.250%, 12/08/09	5,600
	San Diego County,
20,000	0.220%, 12/02/09	20,000
7,500	0.270%, 01/13/10	7,500
15,000	San Diego County Regional Transportation Commission, 0.330%, 12/09/09	15,000
5,000	San Gabriel Valley Council of Governments, 0.400%, 12/03/09	5,000
	State of California,
15,000	0.300%, 12/02/09	15,000
33,718	0.330%, 12/07/09	33,718
36,925	0.350%, 12/07/09	36,925

	Total Commercial Paper (Cost $158,743)	158,743

	Daily Demand Notes — 9.5%
	California — 9.5%
8,880	California Educational Facilities Authority, Chapman University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	8,880
5,000	California Housing Finance Agency, Home Mortgage, Series H, Rev., VRDO, AMT, 0.400%, 12/01/09	5,000
	California Housing Finance Agency, Multi-Family Housing,
5,000	Series B, Rev., VRDO, AMT, 0.400%, 12/01/09	5,000
7,190	Series C, Rev., VRDO, AMT, 0.400%, 12/01/09	7,190
4,300	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 12/01/09	4,300
1,500	California State Department of Water Resources, Power Supply, Series B-4, Rev., VRDO, LOC: Bayerische Landesbank, 0.190%, 12/01/09	1,500
1,200	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series A, VRDO, LOC: Bank of New York, 0.200%, 12/01/09	1,200
11,270	City of Irvine, Improvement Bond Act of 1915, District No. 05-21, Special Assessment, Series A, VRDO, LOC: Bank of New York, 0.210%, 12/01/09	11,270
24,600	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.260%, 12/01/09	24,600
19,900	Los Angeles Department of Water & Power, Subseries B-3, Rev., VRDO, 0.210%, 12/01/09	19,900
15,000	Metropolitan Water District of Southern California, Series C-2, Rev., VRDO, 0.220%, 12/01/09	15,000
2,800	State of California, Series B, Subseries B-7, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.200%, 12/01/09	2,800
10,000	State of California, Kindergarten, Series A-1, GO, VRDO, LOC: Citibank N.A., 0.230%, 12/01/09	10,000
	University of California Regents Medical Center,
3,200	Series B-1, Rev., VRDO, 0.220%, 12/01/09	3,200
10,505	Series B-2, Rev., VRDO, 0.210%, 12/01/09	10,505

	Total Daily Demand Notes (Cost $130,345)	130,345

	Municipal Bonds — 6.5%
	California — 6.5%
6,500	California Health Facilities Financing Authority, Stanford Hospital, Series A-1, Rev., VAR, 0.550%, 06/16/10	6,500
10,000	City of Berkeley, GO, TRAN, 1.000%, 10/28/10	10,052
15,000	City of San Diego, Series C, Rev., TRAN, 2.000%, 04/30/10	15,090
7,500	Orange County Sanitation District, Series C, COP, RAN, 2.500%, 12/10/09	7,503
	San Francisco City & County Airports Commission,
10,000	Series A, Rev., VAR, 0.750%, 09/15/10	10,000
10,000	Series B, Rev., VAR, 0.750%, 09/15/10	10,000
7,635	Series B, Rev., VAR, AMT, 3.000%, 05/01/29	7,635
1,490	San Mateo County Transportation District, Series A, Rev., 3.000%, 06/01/10	1,506
10,000	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 2.500%, 12/02/09 (p)	10,000
5,000	Turlock Irrigation District, First Priority, Rev., 1.500%, 06/08/10	5,024
5,675	Walnut Energy Center Authority, Series A, Rev., VAR, 1.500%, 06/08/10	5,700

	Total Municipal Bonds (Cost $89,010)	89,010

	Semi-Annual Demand Note — 0.6%
	California — 0.6%
8,150	Wells Fargo Stage Trust, Series 2009-63C, GO, VRDO, LIQ: Wells Fargo & Co., 0.550%, 03/18/10 (e) (Cost $8,150)	8,150

	Weekly Demand Notes — 70.3%
	California — 70.2%
1,900	Abag Finance Authority for Nonprofit Corps. Housing, Amber Court Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 12/03/09	1,900
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/02/09	1,100
6,000	Abag Finance Authority for Nonprofit Corps. Housing, California Hill Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.370%, 12/02/09	6,000
1,852	Alameda County IDA, Autumn Press, Inc. Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.450%, 12/03/09	1,852
5,310	Alameda Public Financing Authority, Alameda Point Improvement Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.200%, 12/02/09	5,310
2,000	Anaheim Public Financing Authority, Series ROCS-RR-II-R-10356, Rev., VRDO, BHAC-CR-NATL-RE, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	2,000
	Austin Trust Various States,
5,000	Series 2007-1021, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 12/07/09	5,000
4,200	Series 2008-1065, Rev., VRDO, LIQ: Bank of America N.A., 0.250%, 12/07/09	4,200
1,535	Series 2008-1102, Rev., VRDO, LIQ: Bank of America N.A., 0.420%, 12/07/09	1,535
3,180	Series 2008-1134, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.300%, 12/07/09	3,180
2,680	Series 2008-1138, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 12/07/09	2,680
5,000	Series 2008-1167, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.300%, 12/07/09	5,000
8,680	Series 2008-3301, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.300%, 12/07/09	8,680
2,040	Series 2008-3312, GO, VRDO, FSA-CR, NATL-RE, LIQ: Bank of America N.A., 0.400%, 12/07/09	2,040
2,800	Series 2008-3501, GO, VRDO, FSA, LIQ: Bank of America N.A., 0.300%, 12/07/09	2,800
6,050	Series 2008-3014X, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.300%, 12/07/09	6,050
6,665	Series 2008-3039X, GO, VRDO, FSA, LIQ: Bank of America N.A., 0.300%, 12/07/09	6,665
	Barclays Capital Municipal Trust Receipts,
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.180%, 12/03/09 (e)	3,750
3,750	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.210%, 12/03/09 (e)	3,750
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.210%, 12/03/09 (e)	5,200
	Bay Area Toll Authority, Toll Bridge,
25,600	Series A, Rev., VRDO, 0.270%, 12/03/09	25,600
4,000	Series ROCS-RR-II-R-11787, Rev., VRDO, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	4,000
2,875	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.250%, 12/02/09	2,875
1,800	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.370%, 12/02/09	1,800
	California Educational Facilities Authority,
10,065	Series 3085, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	10,065
9,495	Series ROCS-RR-II-R-8140, Rev., VRDO, LIQ: Citigroup Financial Products, 0.270%, 12/03/09 (e)	9,495
5,850	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.180%, 12/03/09	5,850
7,700	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Citibank N.A., 0.220%, 12/02/09	7,700
2,650	California Health Facilities Financing Authority, Scripps Health, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/02/09	2,650
8,600	California Health Facilities Financing Authority, Stanford Hospital, Series D, Rev., VRDO, FSA, 0.270%, 12/02/09	8,600
6,325	California Housing Finance Agency, Multi-Family Housing, Montecito Village, Series B, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 12/03/09	6,325
1,000	California Infrastructure & Economic Development Bank, Adams Rite Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Mellon First Business Bank, 0.370%, 12/02/09	1,000
14,800	California Infrastructure & Economic Development Bank, Buck Institute for Age Research, Rev., VRDO, LOC: Bank of New York, 0.230%, 12/02/09	14,800
5,045	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.450%, 12/03/09	5,045
3,600	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.300%, 12/03/09	3,600
4,940	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/03/09	4,940
6,865	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.250%, 12/03/09	6,865
3,100	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.290%, 12/02/09	3,100
12,605	California State Department of Water Resources, Series 2705, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	12,605
	California State Department of Water Resources, Power Supply,
10,000	Series C-8, Rev., VRDO, LOC: Bayerische Landesbank, 0.230%, 12/03/09	10,000
8,350	Series C-10, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.250%, 12/07/09	8,350
20,000	California Statewide Communities Development Authority, Series A, Rev., VRDO, 0.250%, 12/02/09	20,000
20,000	California Statewide Communities Development Authority, Cottage Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 12/03/09	20,000
2,720	California Statewide Communities Development Authority, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 12/03/09	2,720
650	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 12/02/09	650
1,050	California Statewide Communities Development Authority, IDR, Flambeau Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 12/02/09	1,050
1,240	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: California State Teachers’ Retirement, 0.600%, 12/02/09	1,240
1,345	California Statewide Communities Development Authority, IDR, Packaging Innovation Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 12/02/09	1,345
	California Statewide Communities Development Authority, Kaiser Permanente,
10,000	Series A, Rev., VRDO, 0.230%, 12/02/09	10,000
12,800	Series D, Rev., VRDO, 0.230%, 12/02/09	12,800
10,000	California Statewide Communities Development Authority, MERLOTS, Series E, COP, VRDO, FSA, 0.210%, 12/02/09	10,000
1,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 0.250%, 12/07/09	1,200
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 12/03/09	2,000
4,000	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.190%, 12/03/09	4,000
9,415	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.260%, 12/03/09	9,415
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.260%, 12/07/09	2,105
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/03/09	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 12/03/09	3,600
2,200	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	2,200
9,400	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 0.540%, 12/04/09	9,400
29,035	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Helaba, 0.260%, 12/03/09	29,035
6,475	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.369%, 12/02/09	6,475
4,000	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/02/09	4,000
5,000	City of Richmond, Wastewater Systems, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.260%, 12/03/09	5,000
7,480	City of San Jose, Series 760, GO, VRDO, NATL-RE, LIQ: Morgan Stanley Dean Witter, 0.260%, 12/03/09	7,480
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	800
2,340	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.220%, 12/01/09	2,340
	Deutsche Bank Spears/Lifers Trust Various States,
3,915	Series DB-413, Rev., VRDO, AMBAC, 0.390%, 12/07/09	3,915
21,280	Series DB-422, GO, VRDO, FSA, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/09	21,280
10,000	East Bay Municipal Utility District, Wastewater System, Series B-2, Rev., VRDO, 0.250%, 12/02/09	10,000
8,065	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	8,065
8,300	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.300%, 12/03/09	8,300
7,100	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	7,100
10,630	Eclipse Funding Trust, Solar Eclipse, San Mateo, Series 2006-0052, Tax Allocation, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	10,630
7,155	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Series 2006-0031, Tax Allocation, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	7,155
2,530	Golden State Tobacco Securitization Corp., Series 1271, Rev., VRDO, AMBAC-TCRS-BNY, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	2,530
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/02/09	490
24,000	Inland Valley Development Agency, Tax Allocation, VRDO, LOC: Union Bank of California N.A., 0.250%, 12/02/09	24,000
	Irvine Ranch Water District,
45,875	COP, VRDO, 0.300%, 12/04/09	45,875
30,000	Series B, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.350%, 12/03/09	30,000
2,830	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.250%, 12/02/09	2,830
6,960	Los Angeles Community College District, Series ROCS-RR-II-R-11728, GO, VRDO, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	6,960
1,070	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/09	1,070
5,565	Los Angeles Community Redevelopment Agency, Promenade Towers Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 12/03/09	5,565
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 12/03/09	5,440
3,740	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 12/03/09	3,740
10,635	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 12/01/09	10,635
6,500	Los Angeles Department of Water & Power, Subseries A-7, Rev., VRDO, 0.220%, 12/03/09	6,500
10,100	Los Angeles Housing Authority, Multi-Family Housing, Canyon Country Villas Project, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 12/03/09	10,100
6,820	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.720%, 12/07/09	6,820
	Metropolitan Water District of Southern California,
4,485	Series 2740, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	4,485
7,800	Series A-2, Rev., VRDO, 0.330%, 12/03/09	7,800
9,120	Napa Sanitation District, Project of 2001, Series A, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 12/02/09	9,120
10,600	Northern California Gas Authority No. 1, Series 98, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.220%, 12/03/09	10,600
6,365	Northern California Transmission Agency, Series A, Rev., VRDO, FSA, 0.300%, 12/03/09	6,365
985	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/02/09	985
8,850	Orange County Sanitation District, Series ROCS-RR-II-R-11736, COP, VRDO, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	8,850
900	Orange County, Harbor Pointe, Series D, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 12/03/09	900
2,200	Orange County, WLCO LF, Series 3, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/03/09	2,200
	Puttable Floating Option Tax-Exempt Receipts,
9,965	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.540%, 12/07/09	9,965
19,975	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-Und, 0.280%, 12/07/09	19,975
13,750	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/09	13,750
9,905	Rancho Santiago Community College District, MERLOTS, Series B24, GO, VRDO, FSA, 0.210%, 12/02/09	9,905
13,410	RBC Municipal Products, Inc. Trust, Series E-5, Tax Allocation, VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 12/03/09	13,410
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 12/03/09	4,000
4,400	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.330%, 12/03/09	4,400
3,020	San Bernardino County Housing Authority, Multi-Family Housing, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 0.210%, 12/03/09	3,020
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/03/09	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/03/09	800
9,360	San Diego Community College District, Series ROCS-RR-II-R-11774, GO, VRDO, FSA, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	9,360
19,985	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.410%, 12/02/09	19,985
17,830	San Mateo County Community College District, Series ROCS-RR-II-R-12120, GO, VRDO, LIQ: Citibank N.A., 0.250%, 12/03/09	17,830
1,275	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 12/03/09	1,275
4,282	Santa Clara County Housing Authority, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.310%, 12/02/09	4,282
12,500	Santa Clara Valley Transportation Authority, Sales Tax Secured, Series C, Rev., VRDO, 0.220%, 12/03/09	12,500
42,000	Southern California Public Power Authority, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 12/02/09	42,000
	University of California,
4,495	Series 1119, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.260%, 12/03/09	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	10,615
42,980	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 0.260%, 12/03/09	42,980
15,330	Wells Fargo Stage Trust, Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.210%, 12/03/09 (e)	15,330
6,110	Woodland Finance Authority, Series ROCS-RR-II-R-11805, Rev., VRDO, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	6,110

		963,304

	Puerto Rico — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 12/04/09	1,555

	Total Weekly Demand Notes (Cost $964,859)	964,859

	Total Investments — 99.6% (Cost $1,366,183)*	1,366,183
	Other Assets in Excess of Liabilities — 0.4%	5,080

	NET ASSETS — 100.0%	$1,371,263

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
BNY	—	Bank of New York
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n)	The rate shown is the effective yield at the date of purchase.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table represents each valuation input by State as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$—	$1,366,183	$—	$1,366,183

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 86.7%
	Arkansas — 0.4%
	Special Tax — 0.4%
1,000	City of Springdale, Sales & Use Tax, Rev., FSA, 4.125%, 07/01/13	970

	California — 81.5%
	Certificate of Participation/Lease — 10.2%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., FSA, Zero Coupon, 09/01/19	605
2,000	California State Public Works Board, California State University, Series A, Rev., NATL- RE, FGIC, 5.250%, 10/01/17	2,086
1,500	California State Public Works Board, Department Development Services, Porterville, Series C , Rev., 6.000%, 04/01/19	1,555
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,065
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.250%, 06/01/12	105
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., AMBAC, 5.250%, 06/01/11	1,760
1,500	California State Public Works Board, Regents University, Series A, Rev., 5.000%, 03/01/18	1,596
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.000%, 05/01/15	1,052
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/10	5,314
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/16	1,319
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, NATL-RE, 5.000%, 10/01/19	1,702
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/13	1,516
1,400	San Diego County, Justice Facilities, COP, 5.000%, 10/01/19	1,491
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/19	1,311
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/15	1,494
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., NATL-RE, 6.500%, 07/01/15	296
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24	1,599
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.750%, 11/15/13	1,152

		27,018

	Education — 4.0%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/19	1,127
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	872
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,786
1,000	California State University, Systemwide, Series C, Rev., FSA, 5.000%, 11/01/19	1,113
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., NATL-RE, 5.500%, 07/01/10	102
100	Series A, Rev., NATL-RE, 5.500%, 07/01/10	103
2,328	State of California, GO, 5.055%, 03/15/14 (i)	2,349
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17	2,213
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/15	1,093

		10,758

	General Obligation — 26.0%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16 (w)	1,490
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	770
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	687
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	414
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,767
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	608
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	855
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,093
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	727
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,103
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, FSA, 5.000%, 08/01/16	1,630
	Los Angeles Unified School District,
125	Series A, GO, FGIC, 6.000%, 07/01/15	147
1,000	Series I, GO, 5.000%, 07/01/19	1,062
1,650	Series KRY, GO, 5.000%, 07/01/12	1,806
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16	1,098
1,000	Series H, GO, FSA, 5.000%, 07/01/17	1,098
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL- RE, 5.000%, 08/01/17	1,166
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, FSA, Zero Coupon, 02/01/18	1,489
1,580	Moreland School District, Crossover, GO, FSA, 4.250%, 08/01/15	1,604
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, Capital Appreciation, FSA, Zero Coupon, 09/01/24	425
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	782
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	846
1,015	GO, Zero Coupon, 08/01/25	479
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,008
	Pasadena Unified School District, Election of 2008,
1,000	Series A-1, GO, 5.000%, 08/01/19	1,105
1,150	Series A-1, GO, 5.000%, 08/01/19	1,246
1,785	Peralta Community College District, Election of 2006, Series C, GO, 5.250%, 08/01/19	1,916
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, FSA, 5.000%, 08/01/15	1,567
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/14	889
2,500	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.250%, 07/01/28	2,826
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, FSA, 5.000%, 09/01/18	1,606
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL- RE, FGIC, 5.375%, 09/01/12	636
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16 (w)	1,829
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,391
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15	1,562
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,445
	State of California,
1,500	GO, 5.000%, 03/01/16	1,598
1,000	GO, 5.000%, 09/01/16	1,032
2,000	GO, 5.000%, 02/01/17	2,068
3,000	GO, 5.000%, 02/01/17	3,039
3,500	GO, 5.000%, 11/01/17	3,562
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,591
120	GO, NATL-RE, MBIA-IBC, 6.250%, 04/01/10 (p)	121
1,640	Series A, GO, 4.250%, 07/01/17	1,687
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/18	2,011
2,310	GO, 5.250%, 10/01/19	2,392
1,000	GO, 5.500%, 04/01/19	1,046
1,500	Torrance Unified School District, Election of 2008, Series Z, GO, 5.375%, 08/01/19	1,662
3,600	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 08/01/11	4,073
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,030

		69,084

	Hospital — 3.0%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/15	1,015
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18	1,694
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,083
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/15	954
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/17	1,539
1,500	University of California Regents Medical Center, Series D, Rev., 5.000%, 05/15/16	1,631

		7,916

	Housing — 2.0%
	California Housing Finance Agency, Home Mortgage,
1,000	Series B, Rev., 4.000%, 08/01/13	1,053
1,500	Series B, Rev., 4.800%, 08/01/17	1,384
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	969
1,000	Series J, Rev., AMT, FSA, 4.750%, 08/01/15	1,007
925	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	950

		5,363

	Other Revenue — 1.5%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16 (w)	824
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	279
150	Coachella Valley Recreation & Park District, Improvement Board Act of 1915, Reassessment District 1, Special Assessment, NATL-RE, 4.625%, 09/02/10	154
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 12/18/09	982
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,028
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	630

		3,897

	Prerefunded — 3.2%
	California State Department of Water Resources, Water Systems,
565	Series J-3, Rev., 7.000%, 12/01/12 (p)	668
860	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,133
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	903
2,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,273
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,215
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,839
715	Rev., Zero Coupon, 01/01/19 (p)	522

		8,553

	Resource Recovery — 0.8%
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.750%, 12/01/09	2,000

	Special Tax — 5.1%
490	Carson Redevelopment Agency, Redevelopment Project Area No.1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	537
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 12/18/09	1,004
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/10 (i)	510
1,395	Series A, AMBAC, 5.625%, 09/01/10 (i)	1,419
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,254
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,302
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 01/04/10	377
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/17 (i)	1,602
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, NATL-RE, 6.000%, 08/01/15	2,251
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/14	1,363

		13,619

	Transportation — 7.5%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16	2,207
1,500	Series F, Rev., 5.000%, 04/01/19	1,615
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	534
	Los Angeles Department of Airports,
1,250	Series E, Rev., 4.500%, 05/15/16 (w)	1,351
1,000	Series E, Rev., 5.000%, 05/15/15 (w)	1,105
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/16	1,593
1,500	Series C, Rev., 5.000%, 08/01/14	1,713
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/15	1,057
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,615
1,500	Sacramento County, Airport Systems, Series A, Rev., FSA, 5.000%, 07/01/18	1,605
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,116
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,119
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, FSA, 5.750%, 05/01/18	1,595
1,500	San Francisco City & County Airports Commission, Second Series, Issue C, Series C, Rev., FSA, 5.000%, 05/01/17	1,672

		19,897

	Utility — 7.8%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL - RE, 5.250%, 10/01/14	3,406
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 04/01/19	1,689
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,641
1,000	Series H, Rev., 5.000%, 05/01/18	1,069
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,195
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,482
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/19	1,649
1,500	Series B, Rev., 5.250%, 07/01/19	1,677
2,000	Series B, Rev., FSA, 5.125%, 07/01/13	2,216
1,500	Northern California Gas Authority No.1, Series A, Rev., 5.000%, 07/01/11	1,541
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,155

		20,720

	Water & Sewer — 10.4%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/18	2,720
2,500	Series AF, Rev., 5.000%, 12/01/18	2,703
1,500	Series AG, Rev., 5.000%, 12/01/19	1,658
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,679
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,105
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., FSA-CR, AMBAC, Zero Coupon, 09/01/23	685
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/16	1,390
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/19	1,685
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,148
1,000	Metropolitan Water District of Southern California, Rev., 5.000%, 07/01/19	1,136
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.500%, 08/01/10	372
	Sacramento County Sanitation District,
1,500	Rev., NATL-RE, FGIC, 5.000%, 06/01/16	1,623
250	Series A, Rev., 5.250%, 12/01/10	263
150	Series A, Rev., 5.750%, 12/01/10	158
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/18	1,097
1,500	Series A, Rev., 5.000%, 05/15/19	1,580
2,000	Series B, Rev., 5.000%, 08/01/19	2,160
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,312
2,000	Series B, Rev., 5.000%, 11/01/19	2,224

		27,698

	Total California	216,523

	Illinois — 0.8%
	Transportation — 0.8%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/16	2,093

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.250%, 10/01/18	1,154

	Michigan — 0.8%
	Housing — 0.8%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.125%, 12/01/10	2,065

	Ohio — 0.4%
	Housing — 0.4%
1,120	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	1,143

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,058

	Puerto Rico — 1.4%
	Special Tax — 0.2%
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE, MBIA - IBC, 5.500%, 07/01/15	447

	Utility — 1.2%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., NATL-RE, 6.000%, 07/01/11	3,177

	Total Puerto Rico	3,624

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE, MBIA-IBC, 3.000%, 09/01/14	588

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/16	1,143

	Virgin Islands — 0.0% (g)
	Special Tax — 0.0% (g)
65	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	67

	Total Municipal Bonds (Cost $224,619)	230,428

SHARES

	Short-Term Investment — 15.6%
	Investment Company — 15.6%
41,443	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $41,443)	41,443

	Total Investments — 102.3% (Cost $266,062)	271,871
	Liabilities in Excess of Other Assets — (2.3)%	(6,015)

	NET ASSETS — 100.0%	$265,856

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue Bond
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,505
Aggregate gross unrealized depreciation	(1,696)

Net unrealized appreciation/depreciation	$5,809

Federal income tax cost of investments	$266,062

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$41,443	$230,428	$—	$271,871

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Corporate Bonds — 17.1%
		Brazil — 2.7%
	1,060	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19 (e) (m)	1,128
	1,080	Gerdau Holdings, Inc., 7.000%, 01/20/20 (e) (m)	1,071
BRL	10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (f) (i) (o)	1,103
	1,100	Vale Overseas Ltd., 6.875%, 11/10/39	1,136

			4,438

		Colombia — 1.1%
	1,630	Ecopetrol S.A., 7.625%, 07/23/19 (m)	1,840

		Indonesia — 0.6%
	910	Majapahit Holding BV, 7.750%, 01/20/20 (e) (m)	918

		Kazakhstan — 2.7%
		KazMunaiGaz Finance Sub B.V.,
	1,914	8.375%, 07/02/13	2,019
	1,801	9.125%, 07/02/18 (e) (m)	1,972
	340	KazMunaiGaz Finance Sub BV, 11.750%, 01/23/15 (e) (m)	404

			4,395

		Mexico — 0.8%
MXN	40,000	Depfa Bank plc, Zero Coupon, 06/15/15 (i)	1,223

		Philippines — 1.4%
		Power Sector Assets & Liabilities Management,
	1,340	7.250%, 05/27/19 (e) (m)	1,404
	810	7.390%, 12/02/24 (e)	812

			2,216

		Qatar — 0.4%
	728	CBQ Finance Ltd., 5.000%, 11/18/14 (e) (m)	711

		Russia — 6.3%
	1,637	Gazprom International S.A., 7.201%, 02/01/20	1,669
	1,225	Gazstream S.A. for Gazprom OAO, 5.625%, 07/22/13	1,253
	870	Lukoil International Finance BV, 7.250%, 11/05/19 (e) (m)	860
		RSHB Capital S.A. for OJSC Russian Agricultural Bank,
	2,830	7.125%, 01/14/14 (e) (m)	2,971
	2,480	7.175%, 05/16/13	2,604
	820	9.000%, 06/11/14 (e) (m)	918

			10,275

		Trinidad & Tobago — 0.9%
	1,642	National Gas Co. of Trinidad & Tobago Ltd., 6.050%, 01/15/36	1,511

		Ukraine — 0.2%
	320	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, 10/04/12	269

		Total Corporate Bonds (Cost $31,894)	27,796

		Foreign Government Securities — 78.3%
		Argentina — 3.7%
		Republic of Argentina,
	12,500	SUB, 2.500%, 12/31/38 (m)	4,344
	2,335	8.280%, 12/31/33 (m)	1,605

			5,949

		Brazil — 14.5%
		Banco Nacional de Desenvolvimento Economico e Social,
	2,500	6.369%, 06/16/18 (e) (m)	2,656
	2,251	6.500%, 06/10/19 (e) (m)	2,409
BRL	435	Brazil Notas do Tesouro Nacional, 10.000%, 01/01/17 (m)	2,223
		Federal Republic of Brazil,
	875	7.875%, 03/07/15	1,037
	5,333	8.000%, 01/15/18	6,212
	1,129	8.250%, 01/20/34	1,468
	1,015	8.750%, 02/04/25	1,327
	1,790	8.875%, 04/15/24 (m)	2,367
	2,038	12.250%, 03/06/30 (m)	3,587

			23,286

		Colombia — 2.6%
		Republic of Colombia,
	530	7.375%, 01/27/17	617
	2,085	7.375%, 03/18/19	2,421
	340	7.375%, 09/18/37	388
	575	11.750%, 02/25/20	842

			4,268

		Costa Rica — 0.9%
	1,098	Republic of Costa Rica, 9.995%, 08/01/20	1,411

		Dominican Republic — 2.4%
	2,065	Citigroup Funding, Inc., CLN, 13.000%, 01/11/13 (linked to Dominican Republic Government Bond, 13.000%, 01/11/13; credit rating B) (e) (i)	2,060
		Government of Dominican Republic,
	820	9.040%, 01/23/18 (e)	894
	896	9.040%, 01/23/18	977
	20	9.500%, 09/27/11	21

			3,952

		Ecuador — 0.1%
	192	Republic of Ecuador, 9.375%, 12/15/15	180

		El Salvador — 0.5%
	760	Republic of El Salvador, 8.250%, 04/10/32 (e) (m)	787

		Gabon — 0.7%
	1,065	Republic of Gabon, 8.200%, 12/12/17 (e) (m)	1,092

		Ghana — 0.6%
	1,550	Barclays Bank plc, CLN, 13.500%, 04/07/10 (linked to Government of Ghana 3-Year Bond, 13.500%, 03/30/10; credit rating B+) (e) (i)	990

		Guatemala — 0.2%
		Republic of Guatemala,
	216	8.125%, 10/06/34	246
	130	Reg. S., 9.250%, 08/01/13	147

			393

		Indonesia — 6.5%
	1,070	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18; credit rating BB+) (e) (i)	1,520
		Republic of Indonesia,
	3,872	6.875%, 01/17/18 (e) (m)	4,162
	400	8.500%, 10/12/35	471
	3,135	11.625%, 03/04/19 (e) (m)	4,428

			10,581

		Iraq — 0.6%
	1,279	Republic of Iraq, 5.800%, 01/15/28	953

		Mexico — 6.4%
		United Mexican States,
	2,004	5.950%, 03/19/19	2,172
	2,870	6.050%, 01/11/40	2,921
	2,335	7.500%, 04/08/33	2,791
	324	8.000%, 09/24/22	400
	291	8.300%, 08/15/31	375
MXN	2,780	9.000%, 12/20/12 (m)	229
	1,085	11.375%, 09/15/16	1,516

			10,404

		Panama — 2.2%
		Republic of Panama,
	2,530	7.250%, 03/15/15	2,897
	500	9.375%, 04/01/29	695

			3,592

		Peru — 4.7%
	3,702	IIRSA Norte Finance Ltd., Reg. S., 8.750%, 05/30/24	3,933
		Republic of Peru,
	790	7.350%, 07/21/25	934
	600	8.375%, 05/03/16	735
	650	8.750%, 11/21/33	873
	844	9.875%, 02/06/15	1,075

			7,550

		Philippines — 3.8%
		Republic of Philippines,
	2,590	6.375%, 10/23/34	2,513
	600	7.500%, 09/25/24	663
	890	7.750%, 01/14/31	992
	1,569	8.250%, 01/15/14	1,795
	174	8.375%, 06/17/19	209

			6,172

		Qatar — 1.0%
	1,640	State of Qatar, 6.400%, 01/20/40 (e) (m)	1,673

		Russia — 11.3%
	16,041	Russian Federation, SUB, 7.500%, 03/31/30	18,106

		Turkey — 6.5%
		Republic of Turkey,
	1,050	6.875%, 03/17/36	1,066
	2,975	7.250%, 03/05/38	3,150
	2,400	7.500%, 07/14/17	2,732
	1,680	7.500%, 11/07/19	1,903
	1,400	11.500%, 01/23/12	1,635

			10,486

		Ukraine — 1.3%
	1,430	CS International for City of Kiev Ukraine, 8.250%, 11/26/12 (e)	1,051
		Government of Ukraine,
	20	6.580%, 11/21/16	15
	880	6.750%, 11/14/17	644
	570	7.650%, 06/11/13	472

			2,182

		United Arab Emirates — 0.3%
	400	MDC-GMTN B.V., 7.625%, 05/06/19 (e)	442

		Uruguay — 2.3%
		Republic of Uruguay,
UYU	19,218	6.314%, 09/14/18 (m)	1,214
	160	6.875%, 09/28/25	172
	465	7.500%, 03/15/15	528
	270	7.625%, 03/21/36	301
	1,000	7.875%, 01/15/33	1,130
	379	8.000%, 11/18/22	442

			3,787

		Venezuela — 5.2%
	3,090	Petroleos de Venezuela S.A., 5.250%, 04/12/17	1,607
		Republic of Venezuela,
	3,617	5.750%, 02/26/16	2,279
	775	7.000%, 12/01/18	473
	1,992	7.000%, 03/31/38	1,035
	780	7.650%, 04/21/25	445
	4,050	9.250%, 05/07/28	2,642

			8,481

		Total Foreign Government Securities (Cost $115,874)	126,717

		Supranational — 2.0%
	1,600	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m)	1,656

UYU	29,370	International Bank for Reconstruction & Development, 3.400%, 04/15/17	1,596

		Total Supranational (Cost $3,134)	3,252

		U.S. Treasury Obligations — 3.3%
		U.S. Treasury Notes,
	75	1.000%, 08/31/11 (k)	76
	5,000	1.875%, 04/30/14 (m)	5,022
	330	3.250%, 12/31/09 (k) (m)	331

		Total U.S. Treasury Obligations (Cost $5,404)	5,429

SHARES

		Short-Term Investment — 1.0%
		Investment Company — 1.0%
	1,691	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $1,691)	1,691

		Total Investments — 101.7% (Cost $157,997)	164,885
		Liabilities in Excess of Other Assets — (1.7)%	(2,796)

		NET ASSETS — 100.0%	$162,089

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
41	30 Year U.S. Treasury Bond	03/22/10	5,031	107
47	2 Year U.S. Treasury Note	03/31/10	10,241	22
	Short Futures Outstanding
(46)	10 Year U.S. Treasury Note	03/22/10	(5,517)	(87)
(48)	5 Year U.S. Treasury Note	03/31/10	(5,629)	(31)

				11

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CLN	—

Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2009. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

GMTN	—	Global Medium Term Note
MXN	—	Mexican Peso
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
UYU	—	Uruguayan Peso

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,103,000 which amounts to 0.7% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(o)	CLN issuer is in bankruptcy.

(r)	Rates shown are per annum and payments are as described.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,561
Aggregate gross unrealized depreciation	(6,673)

Net unrealized appreciation/depreciation	$6,888

Federal income tax cost of investments	$157,997

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07	10.920% semi-annually	11/20/2013	2.423%	1,750	(555)		-	0687969BD
Russian Federation, 7.500%, 03/31/30	0.475% semi-annually	4/20/2012	1.699	530	15		-	0387219BD
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	9/20/2014	1.524	790	(26)		-	0709849BD
Republic of Hungary, 4.750%, 02/03/15	4.800% semi-annually	4/20/2014	2.332	4,100	(432)		-	0703749BD
Deutsche Bank AG, New York:
Republic of Colombia, 10.375%, 01/28/33	0.914% semi-annually	4/20/2012	1.138	410	10		-	0387659BD
Russian Federation, 7.500%, 03/31/30	0.495% semi-annually	4/20/2012	1.699	350	-	(h)	-	0101959BD
United Mexican States, 7.500%, 04/08/33	0.810% semi-annually	8/20/2010	0.864	70	2		-	0391119BD
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	7/20/2012	9.832	870	134		-	0478069BD
Republic of Colombia, 10.375%, 01/28/33	1.000% semi-annually	4/20/2012	1.138	750	2		-	0383569BD
Republic of Venezuela, 9.250%, 09/15/27	2.570% semi-annually	7/20/2012	11.717	960	182		-	0465439BD
Russian Federation, 12.750%, 06/24/28	0.640% semi-annually	9/20/2010	0.979	400	1		-	0107629BD
Russian Federation, 7.500%, 03/31/30	0.900% semi-annually	7/20/2010	0.845	500	(2)		-	0090439BD
Russian Federation, 7.500%, 03/31/30	0.750% semi-annually	8/20/2010	0.920	750	(1)		-	0100169BD
Russian Federation, 7.500%, 03/31/30	0.530% semi-annually	8/20/2011	1.477	660	10		-	0203039BD
Russian Federation, 7.500%, 03/31/30	0.500% semi-annually	11/20/2011	1.554	740	15		-	0279149BD
United Mexican States, 7.500%, 04/08/33	0.960% semi-annually	7/20/2010	0.831	2,000	(9)		-	0087879BD
Union Bank of Switzerland AG:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	7/20/2012	9.832	520	80		-	0478509BD
Republic of Venezuela, 9.250%, 09/15/27	2.030% semi-annually	6/20/2012	11.696	510	100		-	0454529BD
Republic of Venezuela, 9.250%, 09/15/27	2.550% semi-annually	7/20/2012	11.717	770	146		-	0464929BD
Russian Federation, 7.500%, 03/31/30	0.900% semi-annually	8/20/2010	0.920	300	(1)		-	0092569BD
					(329)		-

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07*	0.680% semi-annually	08/20/12	2.193%	1,510	(57)		-	0497009BD
Republic of Venezuela, 9.250%, 09/15/27*	1.721% semi-annually	03/20/12	11.626	1,520	(283)		-	0375499BD
Citibank, N.A.:
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	9.808	720	(115)		-	0453379BD
Republic of Kazakhstan, 11.125%, 05/11/07*	0.630% semi-annually	05/20/11	1.779	1,410	(23)		-	0167429BD
Republic of Kazakhstan, 11.125%, 05/11/07*	0.600% semi-annually	03/20/12	2.032	870	(27)		-	0374929BD
Deutsche Bank AG, New York:
Republic of Argentina, 8.280%, 12/31/33*	1.960% semi-annually	04/20/12	9.760	230	(37)		-	0386279BD
Republic of Argentina, 8.280%, 12/31/33*	2.140% semi-annually	06/20/12	9.808	1,140	(182)		-	0440589BD
Republic of Argentina, 8.280%, 12/31/33*	2.080% semi-annually	07/20/12	9.832	830	(140)		-	0459249BD
Republic of Argentina, 8.280%, 12/31/33*	2.327% semi-annually	07/20/12	9.832	1,450	(235)		-	0467319BD
Republic of Kazakhstan, 11.125%, 05/11/07*	0.610% semi-annually	03/20/12	2.032	620	(19)		-	0374779BD
Republic of Kazakhstan, 11.125%, 05/11/07*	0.535% semi-annually	03/20/12	2.032	1,510	(49)		-	0371549BD
Republic of Kazakhstan, 11.125%, 05/11/07*	0.710% semi-annually	08/20/12	2.193	1,090	(40)		-	0511769BD
Republic of Venezuela, 9.250%, 09/15/27*	1.620% semi-annually	04/20/12	11.656	410	(82)		-	0391219BD
Republic of Venezuela, 9.250%, 09/15/27*	1.604% semi-annually	04/20/12	11.656	870	(175)		-	0384129BD
Russian Federation, 7.500%, 03/31/30*	0.770% semi-annually	08/20/10	0.920	70	-	(h)	-	0101839BD
Russian Federation, 7.500%, 03/31/30*	0.525% semi-annually	12/20/11	1.575	1,360	(26)		-	0282239BD
Russian Federation, 7.500%, 03/31/30*	0.510% semi-annually	12/20/11	1.575	1,580	(30)		-	0282499BD
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33*	3.380% semi-annually	10/20/10	9.001	400	(18)		-	0114599BD
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	9.808	1,430	(228)		-	0451279BD
Republic of Venezuela, 9.250%, 09/15/27*	1.690% semi-annually	04/20/12	11.656	750	(149)		-	0383709BD
Republic of Venezuela, 9.250%, 09/15/27*	3.400% semi-annually	08/20/12	11.737	90	(16)		-	0511639BD
Russian Federation, 7.500%, 03/31/30*	1.010% semi-annually	07/20/10	0.845	2,000	10		-	0087889BD
Union Bank of Switzerland AG:
Republic of Venezuela, 9.250%, 09/15/27*	2.510% semi-annually	07/20/12	11.717	1,550	(296)		-	0472979BD
					(2,217)		-

Credit Default Swaps - Buy Protection [1]

[1]  The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]  The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]  Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]  The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

*The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

1. Derivatives-- The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, documentation risk relating to disagre ement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

Derivative notional amounts and values which are disclosed in the Schedules of Portfolio Investments, are indicative of the volume of the Fund's derivatives activities over the reporting period.

1A. Futures-- The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedules of Portfolio Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1B. Swaps--The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps--The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract.  Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Debt Securities
Corporate Bonds
Brazil	$—	$3,335	$1,103	$4,438
Colombia	—	1,840	—	1,840
Indonesia	—	918	—	918
Kazakhstan	—	4,395	—	4,395
Mexico	—	1,223	—	1,223
Philippines	—	2,216	—	2,216
Qatar	—	711	—	711
Russia	—	10,275	—	10,275
Trinidad & Tobago	—	1,511	—	1,511
Ukraine	—	269	—	269

Total Corporate Bonds	—	26,693	1,103	27,796

Foreign Government
Securities	—	126,717	—	126,717
Supranational	—	3,252	—	3,252
U.S. Treasury Obligations	—	5,429	—	5,429
Short-Term Investments
Investment Companies	1,691	—	—	1,691

Total Investments in Securities	$1,691	$162,091	$1,103	$164,885

Appreciation in Other Financial Instruments*
Futures Contracts	$129	$—	$—	$129
Swaps	$—	$707	$—	$707

Total Appreciation in Other Financial Instruments	$129	$707	$—	$836

Depreciation in Other Financial Instruments*
Futures Contracts	$(118)	$—	$—	$(118)
Swaps	$—	$(3,253)	$—	$(3,253)

Total Depreciation in Other Financial Instruments	$(118)	$(3,253)	$—	$(3,371)

*	Other financial instruments include futures, forwards and swap contracts.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 11/30/09
Investments in Securities
Corporate Bonds - Brazil	450	-	653	-	-	-	1,103
Total	$ 450	$ -	$ 653	$ -	$ -	$ -	$ 1,103

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.
The change in unrealized appreciation (depreciation) attributable to security owned at November 30, 2009, which was valued using significant unobservable inputs (Level 3) amounted to approximately $653,000.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	U.S. Government Agency Securities — 85.6%
	Federal Farm Credit Bank — 10.7%
100,000	DN, 0.130%, 05/24/10 (n)	99,937
50,000	DN, 0.140%, 03/29/10 (n)	49,977
25,000	DN, 0.140%, 05/12/10 (n)	24,984
25,000	DN, 0.140%, 05/13/10 (n)	24,984
25,000	DN, 0.140%, 05/14/10 (n)	24,984
25,000	DN, 0.140%, 05/17/10 (n)	24,984
25,000	DN, 0.140%, 05/18/10 (n)	24,984
25,000	DN, 0.140%, 05/19/10 (n)	24,984
25,000	DN, 0.160%, 04/01/10 (n)	24,987
25,000	DN, 0.160%, 04/05/10 (n)	24,986
25,000	DN, 0.160%, 04/06/10 (n)	24,986
25,000	DN, 0.160%, 04/14/10 (n)	24,985
25,000	DN, 0.160%, 04/22/10 (n)	24,984
15,000	DN, 0.160%, 04/23/10 (n)	14,990
15,000	DN, 0.160%, 05/05/10 (n)	14,990
10,000	DN, 0.160%, 05/06/10 (n)	9,993
10,000	DN, 0.170%, 04/30/10 (n)	9,993
98,500	DN, 0.291%, 07/13/10 (n)	98,322
200,000	DN, 0.396%, 05/03/10 (n)	199,664
75,000	DN, 0.908%, 12/11/09 (n)	74,981
250,000	DN, 1.626%, 12/01/09 (m) (n)	250,000
232,200	VAR, 0.130%, 12/01/09	232,200
80,000	VAR, 0.179%, 10/14/10	79,996
100,000	VAR, 0.595%, 12/01/09	100,000

		1,509,875

	Federal Home Loan Bank — 74.9%
150,000	0.180%, 05/04/10	149,967
100,000	0.310%, 01/14/10	99,998
100,000	0.310%, 01/15/10	99,997
100,000	0.500%, 10/18/10	99,982
60,000	0.650%, 06/15/10	59,978
60,000	0.650%, 07/09/10	59,952
100,000	0.800%, 04/23/10	99,997
100,000	0.870%, 01/26/10	99,986
50,000	0.875%, 04/16/10	50,074
75,000	0.960%, 02/04/10	74,986
150,000	1.050%, 02/23/10	149,960
95,000	1.100%, 03/19/10	94,991
71,320	2.750%, 06/18/10	72,241
100,000	3.750%, 01/08/10	100,266
35,000	5.000%, 12/11/09	35,032
200,000	DN, 0.020%, 12/01/09 (n)	200,000
101,547	DN, 0.050%, 12/23/09 (n)	101,544
631,558	DN, 0.056%, 12/18/09 (n)	631,541
731,617	DN, 0.074%, 12/09/09 (n)	731,605
962,525	DN, 0.090%, 12/16/09 (n)	962,489
262,870	DN, 0.100%, 01/06/10 (n)	262,844
239,700	DN, 0.101%, 02/19/10 (n)	239,646
820,787	DN, 0.117%, 12/11/09 (n)	820,760
500,000	DN, 0.120%, 01/25/10 (n)	499,908
335,000	DN, 0.130%, 01/15/10 (n)	334,946
65,000	DN, 0.160%, 12/08/09 (n)	64,998
895,000	DN, 0.183%, 12/04/09 (n)	894,986
150,000	DN, 0.235%, 02/26/10 (n)	149,915
200,000	DN, 0.238%, 02/18/10 (n)	199,896
115,000	DN, 0.260%, 07/15/10 (n)	114,812
45,000	DN, 0.268%, 07/07/10 (n)	44,927
150,000	DN, 0.270%, 02/24/10 (n)	149,904
153,750	DN, 0.376%, 01/04/10 (n)	153,696
200,000	DN, 0.381%, 03/02/10 (n)	199,808
21,500	DN, 0.512%, 01/12/10 (n)	21,487
37,000	DN, 0.705%, 04/22/10 (n)	36,898
37,500	DN, 0.705%, 04/23/10 (n)	37,396
45,000	DN, 3.875%, 02/12/10 (n)	45,317
200,000	VAR, 0.148%, 12/17/09	199,961
100,000	VAR, 0.164%, 01/01/10	100,000
150,000	VAR, 0.177%, 12/20/09	149,994
200,000	VAR, 0.295%, 12/01/09	200,000
475,000	VAR, 0.360%, 12/01/09	474,987
500,000	VAR, 0.480%, 12/01/09	500,000
100,000	VAR, 0.570%, 12/01/09	100,000
150,000	VAR, 0.655%, 12/01/09	150,000
135,000	VAR, 0.785%, 12/01/09	135,000
90,000	VAR, 0.830%, 12/01/09	90,000
100,000	VAR, 0.850%, 12/01/09	100,000
150,000	VAR, 0.930%, 12/01/09	150,000

		10,596,672

	Total U.S. Government Agency Securities (Cost $12,106,547)	12,106,547

	U.S.Treasury Obligations — 14.3%
	U.S. Treasury Bills — 12.3% (n)
500,000	0.061%, 12/24/09	499,981
499,067	0.102%, 12/17/09	499,044
100,000	0.160%, 04/15/10	99,940
100,000	0.162%, 04/08/10	99,947
100,000	0.200%, 03/18/10	99,940
100,000	0.260%, 02/25/10	99,938
245,000	0.275%, 02/04/10	244,879
100,000	0.295%, 02/11/10	99,941

		1,743,610

	U.S. Treasury Notes — 2.0%
50,000	1.750%, 03/31/10	50,255
204,000	3.250%, 12/31/09	204,508
25,000	4.000%, 04/15/10	25,351

		280,114

	Total U.S. Treasury Obligations (Cost $2,023,724)	2,023,724

	Total Investments — 99.9% (Cost $14,130,271)*	14,130,271
	Other Assets in Excess of Liabilities — 0.1%	11,999

	NET ASSETS — 100.0%	$14,142,270

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$—	$14,130,271	$—	$14,130,271

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 92.8%
	Alabama — 0.6%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,220

	General Obligation — 0.2%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/18	1,984
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/18	1,108
1,000	Series B, GO, 5.000%, 09/01/18	1,086
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11	5,077

		9,255

	Prerefunded — 0.2%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,687

	Total Alabama	28,162

	Alaska — 0.4%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/19	13,929

	General Obligation — 0.0% (g)
1,495	City of North Slope Boro, Capital Appreciation, Series B, GO, NATL-RE, Zero Coupon, 06/30/11	1,461

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/18	1,074
1,000	Series 1, Rev., 5.375%, 09/01/18	1,073
1,000	Series 1, Rev., 5.500%, 09/01/18	1,070

		3,217

	Total Alaska	18,607

	Arizona — 3.4%
	Certificate of Participation/Lease — 1.1%
	Arizona School Facilities Board,
29,180	COP, 5.000%, 09/01/12	31,695
15,000	COP, 5.750%, 09/01/18	17,393
5,000	Series A-2, COP, FSA-CR, FGIC, 5.000%, 09/01/15	5,447
1,680	Series A-3, COP, FSA-CR, FGIC, 5.000%, 09/01/15	1,830
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/17	1,095

		57,460

	Education — 0.1%
5,000	Arizona State University, Rev., FSA, 5.250%, 07/01/12	5,561

	General Obligation — 0.2%
5,000	Maricopa County Community College District, Series C, GO, 3.000%, 07/01/13	5,328
905	Maricopa County Unified School District No 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,027
4,455	Tempe Union High School District No 213, GO, FSA, 5.000%, 07/01/13	5,059

		11,414

	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,218
3,000	Series D, Rev., 5.000%, 01/01/14	3,240
5,000	Series D, Rev., 5.000%, 01/01/16	5,388
2,500	Series D, Rev., 5.000%, 01/01/18	2,525
5,000	Series D, Rev., 5.000%, 01/01/18	5,036
10,000	Series D, Rev., 5.500%, 01/01/18	10,926
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VRDO, 1.270%, 12/03/09	4,394
1,100	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/10	1,113
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,010

		36,850

	Prerefunded — 0.6%
14,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	17,111
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	4,952
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.000%, 09/15/10 (p)	3,086
1,875	Rev., AMBAC, 5.100%, 09/15/10 (p)	1,946
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	896

		27,991

	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 01/01/14	5,221
5,000	Series A, Rev., 7.000%, 01/01/14	5,375
10,250	Series A, Rev., 7.000%, 01/01/14	11,144

		21,740

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16	5,737
4,675	Series B, Rev., 5.000%, 01/01/16	5,365

		11,102

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/18	1,108
1,000	Series A, Rev., 5.000%, 01/01/18	1,126
500	Series A, Rev., 5.000%, 01/01/19	564

		2,798

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/18	1,112

	Total Arizona	176,028

	California — 13.1%
	Certificate of Participation/Lease — 0.8%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, FSA, 5.000%, 04/01/16	2,123
2,245	Series B, Rev., COP, FSA, 5.000%, 04/01/16	2,311
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/14	1,872
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, FSA, 5.000%, 04/01/16	2,882
2,105	Series C, Rev., COP, FSA, 5.000%, 04/01/16	2,158
2,310	Series C, Rev., COP, FSA, 5.000%, 04/01/16	2,349
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/12	1,011
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,570
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,507
3,500	Series A, Rev., COP, 5.000%, 06/01/15	3,535
1,750	Series A, Rev., COP, 5.000%, 06/01/15	1,747
	California State Public Works Board, Department of Justice,
1,560	Series D, Rev., COP, FSA, 5.000%, 04/01/16	1,593
1,285	Series D, Rev., COP, FSA, 5.000%, 04/01/16	1,337
1,415	Series D, Rev., COP, FSA, 5.000%, 04/01/16	1,457
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,168
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/14	1,748
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., COP, NATL-RE, 6.125%, 08/15/11	4,880

		40,248

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	2,051
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/16	3,581
	California State University, Systemwide,
1,000	Series C, Rev., FSA, 5.000%, 11/01/13	1,119
1,000	Series C, Rev., FSA, 5.000%, 11/01/14	1,131
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	513
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/19	11,355
5,000	Series O, Rev., 5.750%, 05/15/19	5,616
10,000	Series O, Rev., 5.750%, 05/15/19	11,052

		36,418

	General Obligation — 5.8%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	824
2,000	GO, Zero Coupon, 05/01/18	1,374
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	857
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	5,191
19,755	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	8,427
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,000
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,497
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	2,824
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/23	2,608
	Los Angeles Unified School District,
6,880	Series B, GO, FGIC, 4.750%, 07/01/16	7,198
7,750	Series B, GO, FSA, 4.750%, 07/01/16	8,308
6,120	Series I, GO, 5.250%, 07/01/19	6,709
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/12	3,107
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/16	2,144
4,535	Natomas Unified School District, Election of 2006, GO, NATL-RE, FGIC, 5.000%, 08/01/14	4,604
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, NATL-RE, Zero Coupon, 08/01/15	2,550
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,428
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,240
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/15	1,328
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.000%, 06/15/12	9,385
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,831
1,575	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	1,442
295	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	259
1,100	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	965
	State of California,
8,545	GO, 5.000%, 08/01/13	8,709
1,650	GO, 5.000%, 08/01/15	1,667
2,960	GO, 5.000%, 08/01/15	3,260
6,875	GO, 5.000%, 11/01/15	7,550
4,655	GO, 5.000%, 03/01/16	4,744
5,000	GO, 5.000%, 08/01/16	5,425
5,000	GO, 5.125%, 04/01/14	5,065
3,000	GO, 5.250%, 02/01/13	3,132
5,000	GO, FGIC-TCRS, 5.250%, 08/01/13	5,428
1,150	GO, NATL-RE, 5.000%, 06/01/15	1,167
3,590	GO, NATL-RE, 5.250%, 02/01/13	3,599
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/14	8,203
23,300	Series A, GO, FGIC-TCRS, 5.000%, 07/01/11	24,145
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/14	28,152
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,741
10,000	Series B, GO, VAR, 5.000%, 07/01/11 (p)	10,702
	State of California, Various Purpose,
10,150	GO, 5.000%, 03/01/14	11,205
1,000	GO, 5.000%, 09/01/16	1,066
17,500	GO, 5.000%, 04/01/17	18,801
700	GO, 5.000%, 04/01/18	729
1,990	GO, 5.000%, 04/01/18	2,043
6,790	GO, 5.500%, 04/01/18	7,404
6,800	GO, 5.500%, 04/01/19	7,203
15,000	GO, 5.625%, 04/01/19	15,522
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,458
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.000%, 08/01/11	2,133
4,270	Tustin Unified School District School Facilities Improvement District, Election of 2002, Series C, GO, FSA, 4.500%, 06/01/18	3,935
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.000%, 08/01/14	2,752
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, FSA, 5.000%, 08/01/16	2,999
5,695	Series A, GO, FSA, 5.000%, 08/01/16	5,954

		297,993

	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18	2,230
2,000	Series C, Rev., 6.500%, 10/01/18	2,216
2,450	Series C, Rev., 6.500%, 10/01/18	2,734
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	6,031
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/13	3,026
1,000	Rev., 5.250%, 11/15/13	978

		17,215

	Other Revenue — 0.8%
29,380	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/17	25,244
10,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series A, Rev., AMBAC, 5.000%, 06/01/11	9,627
2,250	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation, Series A, NATL-RE, 5.000%, 04/01/16	2,263
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., FSA, 5.000%, 08/01/17	1,412
2,000	Rev., FSA, 5.000%, 08/01/17	2,229

		40,775

	Prerefunded — 2.1%
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	591
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,966
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	26,183
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,944
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	4,011
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,099
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,598
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	3,625
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,971
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	13,420
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,382
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	730
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,017
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,251
	State of California,
2,065	GO, 5.000%, 02/01/14 (p)	2,387
2,885	GO, 5.750%, 05/01/10 (p)	2,980
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	6,066

		106,221

	Resource Recovery — 0.1%
5,000	California Municipal Finance Authority, Waste Management, Inc. Project, Series A, Rev., VAR, 4.900%, 02/01/10	5,015

	Special Tax — 0.2%
1,000	Capistrano Unified School District Community Facilities District No 87-1, Special Tax, AMBAC, 5.000%, 09/01/12	1,065
10,000	State of California, Economic Recovery, Series B, GO, VAR, 5.000%, 07/01/14	10,936

		12,001

	Transportation — 0.7%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/12	5,155
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16	2,207
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,414
3,410	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/14	3,633
20,000	San Bernardino County Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 05/01/12	21,555

		35,964

	Utility — 0.6%
10,000	California State Department of Water Resources, Power Supply, Series A, Rev., AMBAC, 5.500%, 05/01/12	10,900
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.250%, 10/01/11	4,559
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,426
9,545	Series A, Rev., 5.250%, 11/15/22	9,236
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.500%, 01/01/13	5,620

		32,741

	Water & Sewer — 1.0%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,153
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	893
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., FSA-CR, AMBAC, Zero Coupon, 09/01/23	2,284
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/16	2,754
3,160	Rev., NATL-RE, 5.000%, 05/01/16	2,863
3,320	Rev., NATL-RE, 5.000%, 05/01/16	2,979
3,490	Rev., NATL-RE, 5.000%, 05/01/16	3,097
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.500%, 10/01/11	11,319
7,560	Los Angeles Wastewater System, Sub Series A, Rev., NATL-RE, 4.200%, 06/01/13	7,934
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/19	3,785
6,200	Series A, Rev., 5.000%, 05/15/19	6,604
2,165	Series A, Rev., 5.000%, 05/15/19	2,322
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17	1,072

		50,059

	Total California	674,650

	Colorado — 3.3%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/18	5,426

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12	2,219
	University of Colorado, Enterprise System,
1,480	Series A, Rev., 5.500%, 06/01/19	1,655
500	Series A, Rev., 5.500%, 06/01/19	580
750	Series A, Rev., 5.750%, 06/01/19	848
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., FSA, 5.000%, 06/01/11	266

		5,568

	General Obligation — 1.1%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18	27,585
1,000	Arapahoe County School District No. 5-Cherry Creek, Series B, GO, 6.000%, 12/15/12	1,149
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/19	8,059
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,937
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,409
1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.100%, 01/04/10	1,253
	Highlands Ranch Metropolitan District, Family and Children’s Fund Bonds,
1,295	GO, 5.000%, 12/01/12	1,442
1,240	GO, 5.000%, 12/01/13	1,408
	Jefferson County School District R-001,
4,800	GO, NATL-RE, 6.500%, 12/15/10	5,100
3,720	GO, NATL-RE, 6.500%, 12/15/11	4,148

		56,490

	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,101
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	758
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	677
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	921
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	659
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/12	1,214

		5,330

	Housing — 0.0% (g)
25	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/10	26

	Other Revenue — 0.1%
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.000%, 09/01/10	3,553
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., NATL-RE, Zero Coupon, 01/01/10	2,397
1,000	Series A, Rev., NATL-RE, Zero Coupon, 01/01/11	985

		6,935

	Prerefunded — 1.4%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	35,479
1,000	Arapahoe County School District No. 5-Cherry Creek, GO, 6.000%, 12/15/09 (p)	1,002
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	15,683
10,000	Dawson Ridge Metropolitan District No 1, Series A, GO, Zero Coupon, 10/01/22 (p)	5,925
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.750%, 12/15/12 (p)	1,935
2,000	El Paso County School District No. 49, Falcon, Series A, GO, FSA, 5.500%, 12/01/09 (p)	2,100
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,916
	University of Colorado, Enterprise System,
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,483
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,143

		71,666

	Transportation — 0.4%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	9,044
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,263
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,361
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/12	2,656

		20,324

	Total Colorado	171,765

	Connecticut — 1.4%
	General Obligation — 0.5%
1,045	City of Waterbury, Series A, GO, FSA, 5.250%, 04/01/11	1,111
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/18	7,904
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14	6,697
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,219
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,435

		26,366

	Hospital — 0.1%
3,865	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	3,972

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.000%, 06/15/13	939
1,040	Rev., FSA, 5.000%, 06/15/15	1,196
1,200	Rev., FSA, 5.000%, 06/15/16	1,380
1,260	Rev., FSA, 5.000%, 06/15/17	1,450
1,320	Rev., FSA, 5.000%, 06/15/17	1,496

		6,461

	Prerefunded — 0.6%
3,425	City of Ridgefield, Series A, GO, 5.000%, 09/15/10 (p)	3,587
3,905	City of Waterbury, Series A, GO, FSA, 5.500%, 04/01/12 (p)	4,337
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	1,087
65	Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	68
	State of Connecticut,
7,240	Series B, GO, 5.875%, 06/15/10 (p)	7,460
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,583
3,355	Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,869
3,900	University of Connecticut, Series A, GO, FGIC, 5.750%, 03/01/10 (p)	3,993

		27,984

	Special Tax — 0.1%
	State of Connecticut, Transportation Infrastructure, Special Tax,
2,250	Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,522
4,000	Series B, FSA, 5.375%, 10/01/11	4,310

		6,832

	Transportation — 0.0% (g)
1,400	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	1,505

	Total Connecticut	73,120

	Delaware — 0.2%
	Education — 0.2%
12,000	University of Delaware, Series A, Rev., VAR, 2.000%, 06/01/11	12,119

	District of Columbia — 0.7%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,184
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,251
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,813

		7,248

	Education — 0.0% (g)
1,500	District of Columbia, George Washington University, Series A, Rev., NATL-RE, 6.000%, 01/04/10	1,521

	General Obligation — 0.4%
10,305	District of Columbia, Series A, GO, NATL-RE, 5.500%, 06/01/12	11,300
7,015	District of Columbia, Unrefunded Balance, Series 2001-B, GO, FSA, 5.500%, 12/01/09 (p)	7,111

		18,411

	Other Revenue — 0.1%
3,010	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/11	3,013

	Water & Sewer — 0.1%
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.500%, 10/01/10	6,731

	Total District of Columbia	36,924

	Florida — 3.1%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, FSA, 5.000%, 02/01/14	5,425
2,800	Miami-Dade County School Board, Series B, COP, VAR, NATL-RE, 5.000%, 05/01/11	2,880
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,267

		14,572

	Education — 0.3%
	Florida State Board of Education, Lottery,
9,640	Series A, Rev., AMBAC, 5.000%, 07/01/15	10,218
7,060	Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,451

		17,669

	General Obligation — 0.7%
	Florida State Board of Education,
9,650	Series A, GO, 5.000%, 06/01/11	10,304
10,000	Series A, GO, 5.375%, 06/01/11	10,670
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/16	6,420
1,495	Florida State Board of Education, Public Education, Capital Outlay, Series B, GO, 5.250%, 06/01/12	1,650
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,713
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,778

		34,535

	Hospital — 0.2%
8,000	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	8,265

	Housing — 0.2%
4,000	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 07/01/18	4,362
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 06/01/11	4,051

		8,413

	Other Revenue — 0.1%
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/11	1,468
1,500	Series E, Rev., FGIC, 5.125%, 12/01/15	1,476
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15	2,355

		5,299

	Prerefunded — 0.7%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,505
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	8,003
5,000	Lee County, Airport, Series B, Rev., FSA, 5.750%, 10/01/10 (p)	5,277
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	3,008
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	10,417
5,000	Series C, COP, FSA, 5.000%, 08/01/12 (p)	5,531

		37,741

	Special Tax — 0.2%
	City of Port St. Lucie,
1,220	Rev., AGC, 5.000%, 09/01/14	1,361
2,730	Rev., AGC, 5.000%, 09/01/17	3,032
2,770	Rev., AGC, 5.000%, 09/01/18	3,009
775	Miami-Dade County, Sub Series B, Rev., NATL-RE, Zero Coupon, 01/04/10	154
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,663
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,274

		11,493

	Transportation — 0.1%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	1,111
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., FSA, 5.250%, 10/01/17	3,911
2,610	Volusia County, Gas Tax, Rev., FSA, 5.000%, 10/01/14	2,888

		7,910

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,214
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., FSA, 5.250%, 10/01/16	9,327
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (i)	1,096

		15,637

	Total Florida	161,534

	Georgia — 3.4%
	Certificate of Participation/Lease — 0.1%
2,950	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,281

	General Obligation — 2.0%
1,070	Forsyth County School District, GO, 5.000%, 07/01/11	1,158
	Fulton County School District,
2,780	GO, 6.375%, 05/01/13	3,258
2,630	GO, 6.375%, 05/01/14	3,168
	Gwinnett County School District,
2,300	GO, 5.000%, 02/01/13	2,593
1,500	GO, 5.000%, 02/01/17	1,775
4,800	GO, 5.000%, 02/01/18	5,408
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,238
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,960
10,000	Series B, GO, 5.000%, 01/01/19	11,693
6,000	Series C, GO, 5.500%, 07/01/14	7,005
9,300	Series D, GO, 5.000%, 08/01/12	10,262
3,805	Series E, GO, 4.000%, 07/01/13	4,200
1,900	Series E, GO, 6.750%, 12/01/10	2,020
15,160	Series F, GO, 5.000%, 11/01/13	17,413
7,515	Series G, GO, 5.000%, 10/01/16	8,906
10,695	State of Georgia, Unrefunded Balance, Series B, GO, 6.300%, 03/01/10	10,856

		101,913

	Prerefunded — 0.1%
55	Georgia Municipal Electric Authority, Series Y, Rev., 10.000%, 01/01/10 (p)	55
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.625%, 02/01/10 (p)	1,529
	State of Georgia,
1,350	Series B, GO, 5.000%, 07/01/13 (p)	1,537
5	Series B, GO, 6.300%, 03/01/10 (p)	5

		3,126

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
5,000	Series A, Rev., FSA, 5.000%, 06/01/18	5,593
2,465	Series A, Rev., FSA, 5.000%, 06/01/18	2,790
2,500	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,895

		11,278

	Transportation — 0.2%
10,000	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds, Series A, Rev., 5.000%, 06/01/13	11,241

	Utility — 0.1%
3,980	Georgia Municipal Electric Authority, Series A, Rev., 6.500%, 01/01/12	4,109
945	Georgia Municipal Electric Authority, Unrefunded Balance, Series Y, Rev., 10.000%, 01/01/10	952
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,441

		6,502

	Water & Sewer — 0.7%
	Cobb County,
6,155	Rev., 5.000%, 07/01/19	7,202
6,565	Rev., 5.000%, 07/01/19	7,601
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.250%, 10/01/22	5,778
8,660	Series B, Rev., 5.250%, 10/01/23	10,235
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	5,901

		36,717

	Total Georgia	174,058

	Hawaii — 0.8%
	General Obligation — 0.4%
	State of Hawaii,
1,280	Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,353
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14	3,656
1,000	Series DK, GO, 5.000%, 05/01/18	1,119
11,810	Series DR, GO, 5.000%, 06/01/15	13,671

		19,799

	Prerefunded — 0.0% (g)
1,305	State of Hawaii, Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,379

	Transportation — 0.4%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,359
5,915	Rev., 5.000%, 01/01/19	6,699
520	Rev., 5.250%, 01/01/18	609
5,120	Rev., 5.250%, 01/01/19	5,825
2,450	Rev., 6.000%, 01/01/19	2,806

		17,298

	Total Hawaii	38,476

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	13,171

	Illinois — 4.7%
	Certificate of Participation/Lease — 0.1%
5,300	Chicago Public Building Commission Building, Series A, Rev., COP, NATL-RE, 5.250%, 12/01/11	5,679

	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,548
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,833
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/16	1,101
1,500	Rev., NATL-RE, 5.250%, 10/01/16	1,633

		10,115

	General Obligation — 2.5%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13	7,660
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.500%, 12/01/09	14,027
	City of Chicago,
7,500	Series A, GO, FSA, 5.000%, 01/01/15	7,944
3,850	Series C, GO, 5.000%, 01/01/19	4,111
10,020	Series J, GO, AMBAC, 5.000%, 12/01/16	10,662
	City of Chicago, Emergency Telephone System,
1,170	GO, NATL-RE, FGIC, 5.250%, 01/01/13	1,305
1,000	GO, NATL-RE, FGIC, 5.250%, 01/01/15	1,148
	Cook County,
4,075	Series A, GO, AMBAC, 5.000%, 05/15/14	4,628
3,735	Series A, GO, NATL-RE, FGIC, 5.000%, 01/04/10	3,766
	Cook County High School District No 205-Thornton Township,
2,540	GO, AGC, 5.500%, 12/01/16	2,994
1,000	GO, AGC, 5.500%, 12/01/18	1,178
1,000	GO, AGC, 5.500%, 12/01/18	1,165
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, FSA-CR, NATL-RE, Zero Coupon, 12/01/21	2,895
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/15	6,382
5,000	Illinois State, First Lien, GO, 5.500%, 08/01/10	5,136
	Lake County Community High School District No. 124, Grant School Building,
2,280	GO, 5.000%, 12/01/13	2,581
1,355	GO, 5.000%, 12/01/15	1,555
1,080	GO, 5.000%, 12/01/16	1,239
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,818
1,000	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	1,067
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,667
4,130	GO, 5.000%, 01/01/21	4,603
8,885	Series A, GO, 5.000%, 03/01/14	9,496
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.250%, 01/01/15	5,433
6,140	Series A, GO, XLCA, 5.250%, 01/01/15	5,879
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,152
	Will Grundy Etc. Counties Community College District No 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,965
1,250	GO, 5.750%, 06/01/18	1,442
1,000	GO, 5.750%, 06/01/18	1,148
1,000	GO, 5.750%, 06/01/18	1,143
1,000	GO, 5.750%, 06/01/18	1,137
4,420	Winnebago County School District No. 122 Harlem-Loves Park, Capital Appreciation, GO, FSA, Zero Coupon, 01/01/13	4,058
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15	4,544

		131,928

	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,121
3,750	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,752
735	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.750%, 11/15/10	767

		9,640

	Prerefunded — 0.6%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,557
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	11,009
1,000	GO, 7.250%, 12/01/12 (p)	1,187
990	Chicago Park District, Series B, GO, FGIC, 5.500%, 01/01/11 (p)	1,044
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,637
1,665	Illinois Health Facilities Authority, Rev., 6.625%, 02/15/10 (p)	1,703
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, FSA, 5.375%, 12/01/11 (p)	1,122

		30,259

	Special Tax — 0.3%
7,730	Regional Transportation Authority, Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/12	8,518
	State of Illinois,
3,125	Rev., 5.000%, 06/15/13	3,506
1,695	Series P, Rev., 6.500%, 06/15/13	1,831

		13,855

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,251
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/16	12,642
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,367
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., FSA, 5.000%, 07/01/16	13,924
6,600	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	7,041

		41,225

	Total Illinois	242,701

	Indiana — 0.5%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, FSA, 5.000%, 07/15/15	3,196
1,630	Series B, Rev., COP, FSA, 5.000%, 07/15/15	1,715
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,201
1,155	Rev., COP, 5.000%, 07/15/13	1,289
990	Rev., COP, 5.000%, 07/15/14	1,119

		8,520

	Housing — 0.1%
3,275	City of Indianapolis, Economic Development, Knob in the Woods Project, Rev., VAR, FNMA COLL, 3.450%, 12/01/09	3,275
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.350%, 04/01/11	1,732

		5,007

	Other Revenue — 0.1%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.000%, 08/01/16	2,154
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,844

		3,998

	Prerefunded — 0.0% (g)
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,650
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.200%, 01/15/10 (p)	508

		2,158

	Transportation — 0.1%
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,543
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	2,982

		5,525

	Total Indiana	25,208

	Iowa — 0.4%
	Housing — 0.0% (g)
1,550	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/19	1,664

	Prerefunded — 0.3%
	Iowa Finance Authority, Hospital Facility,
6,920	Rev., 6.750%, 02/15/10 (p)	7,081
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,132
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,306

		13,519

	Utility — 0.1%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.500%, 01/01/10	3,012

	Total Iowa	18,195

	Kansas — 2.2%
	General Obligation — 0.3%
5,000	Johnson County Unified School District 232, Series A, GO, FSA, 5.250%, 09/01/15	5,363
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,645
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,715
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,703
	Salina Kans Internal Improvement,
1,685	Series A, GO, 5.000%, 10/01/12	1,863
1,750	Series A, GO, 5.000%, 10/01/13	1,984
825	Sedgwick County Unified School District No. 266-Maize, GO, NATL-RE, 5.000%, 09/01/13	929

		15,202

	Other Revenue — 0.6%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17 (w)	11,174
2,500	Series A, Rev., 5.000%, 09/01/18 (w)	2,938
7,000	Series A, Rev., 5.000%, 09/01/19 (w)	8,223
7,000	Series A, Rev., 5.000%, 09/01/20 (w)	8,203

		30,538

	Prerefunded — 1.3%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., NATL-RE, 5.250%, 10/01/10 (p)	1,423
1,600	Rev., NATL-RE, 5.350%, 10/01/10 (p)	1,658
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.000%, 09/01/10 (p)	1,216
1,865	GO, FSA, 5.250%, 09/01/10 (p)	1,935
4,500	GO, FSA, 5.500%, 09/01/10 (p)	4,677
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	4,914
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	2,892
24,250	Reno County, Capital Accumulator, Rev., PRIV MTGS, Zero Coupon, 12/01/15 (p)	20,730
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	20,877
6,365	Wyandotte County School District No. 500, GO, FSA, 5.500%, 09/01/12 (p)	7,151

		67,473

	Total Kansas	113,213

	Kentucky — 1.2%
	Certificate of Participation/Lease — 0.5%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., COP, FSA, 4.250%, 06/01/17	1,027
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/18	1,107
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,106
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,161
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, FSA, 5.250%, 10/01/18	1,732
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,113
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,308
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/17	1,104
2,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/17	2,450
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, FSA, 5.000%, 11/01/18	1,644
	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
1,335	Rev., COP, 5.250%, 11/01/11	1,432
1,000	Rev., COP, 5.500%, 11/01/11	1,079
1,000	Kentucky Turnpike Authority, Capital Appreciation Revitalization, Rev., COP, NATL-RE, FGIC, Zero Coupon, 01/01/10	999
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
1,000	Series A, Rev., COP, AMBAC, 5.500%, 07/01/11	1,075
4,655	Series B, Rev., COP, FSA, 5.000%, 07/01/12	5,120

		23,457

	Education — 0.1%
	Jefferson County, School District Finance Corp., School Building,
2,160	Series A, Rev., FSA, 4.500%, 07/01/16	2,260
1,000	Series A, Rev., FSA, 5.000%, 04/01/11	1,052
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,607
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17	1,667
1,060	Oldham County, School District Finance Corp., Rev., NATL-RE, 5.000%, 05/01/14	1,155

		7,741

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 11/01/16	1,063

	Hospital — 0.0% (g)
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.650%, 01/01/10	931
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/17	1,087

		2,018

	Housing — 0.0% (g)
700	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 01/04/10	702

	Prerefunded — 0.3%
1,000	Boone County, School District Finance Corp., School Building, Series B, Rev., 5.375%, 08/01/10 (p)	1,043
1,010	City of Bowling Green, GO, 5.250%, 06/01/10 (p)	1,042
1,645	Fayette County, School District Finance Corp., School Building, Rev., 5.500%, 06/01/10 (p)	1,705
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,149
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,459
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, FSA, 5.000%, 08/01/15 (p)	586

		12,984

	Transportation — 0.1%
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, NATL-RE, 5.000%, 03/01/11	2,166
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,146
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., FSA, 5.750%, 07/01/11	1,045
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/15	1,027
1,000	Rev., AMBAC, 5.000%, 07/01/15	1,016

		6,400

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17	3,085

	Water & Sewer — 0.1%
1,000	Lexington-Fayette County, Urban County Government, Sewer System, Series A, Rev., 5.000%, 07/01/11	1,071
1,495	Louisville & Jefferson County, Metro Government Board of Water Works, Rev., 5.000%, 11/15/16	1,727
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/18	1,647
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/16	1,102
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.125%, 11/15/10	1,041

		6,588

	Total Kentucky	64,038

	Louisiana — 2.4%
	Certificate of Participation/Lease — 0.1%
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., COP, AMBAC, 5.500%, 05/01/11	2,158
1,000	Series A, Rev., COP, NATL-RE, 5.125%, 12/17/09	1,012
1,000	Series A, Rev., COP, NATL-RE, 5.375%, 12/17/09	1,013
1,220	Series A, Rev., COP, NATL-RE, 5.500%, 12/17/09	1,235

		5,418

	Education — 0.0% (g)
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., NATL-RE, 5.375%, 05/01/11	1,033
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.500%, 03/01/11	1,137

		2,170

	General Obligation — 0.3%
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement, GO, FSA, 5.000%, 02/15/12	1,180
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,129
1,000	City of Shreveport, GO, FSA, 4.000%, 04/01/18	1,068
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.125%, 01/04/10 (i)	1,000
250	Orleans Parish, School Board, GO, FGIC, 5.300%, 01/04/10 (i)	250
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,146
	State of Louisiana,
1,375	Series A, GO, NATL-RE, 5.800%, 08/01/10	1,420
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/11	1,061
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,972
1,500	Series C, GO, FSA, 5.000%, 05/01/16	1,688

		13,914

	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.500%, 07/01/12	1,594
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15	1,006

		2,600

	Housing — 0.1%
1,088	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	1,179
1,900	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.125%, 06/01/19	2,050
	Louisiana Housing Finance Agency, Single Family Mortgage,
210	Series A-1, Rev., GNMA/FNMA, 6.650%, 01/04/10	214
200	Series B-2, Rev., AMT, GNMA/FNMA, FHA/VA MTGS, 4.800%, 01/04/10	201

		3,644

	Other Revenue — 0.2%
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.000%, 01/04/10	1,022
1,000	Series A, Rev., AMBAC, 5.500%, 01/04/10	1,023
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
3,000	Rev., AMBAC, 5.250%, 12/01/18	2,998
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,484
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17	1,914
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17	1,078

		11,519

	Prerefunded — 0.9%
3,255	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	3,441
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, VEREX, Zero Coupon, 10/01/15 (p)	3,692
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	12,413
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	12,193
500	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., FSA, 6.000%, 10/01/10 (p)	524
11,440	Parish of East Baton Rouge, Series ST, Rev., NATL-RE, 5.000%, 02/01/13 (p)	12,941
840	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.625%, 04/01/11 (p)	900
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,472

		47,576

	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	4,770
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	1,036
2,000	Lafayette Parish School Board, Public Schools, Rev., FSA, 5.000%, 04/01/14	2,278
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/16	3,619
3,565	Rev., AMBAC, 5.000%, 03/01/16	3,656
2,500	Parish of East Baton Rouge, Series A, Rev., AMBAC, 5.000%, 02/01/15	2,628
	Parish of East Baton Rouge, Road and Street Improvements,
4,395	Rev., AGC, 5.000%, 08/01/19	4,909
2,125	Rev., AGC, 5.000%, 08/01/19	2,346
2,000	Rev., AGC, 5.000%, 08/01/19	2,190
3,490	Rev., AGC, 5.250%, 08/01/19	4,058

		31,490

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	965
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, FSA, 5.625%, 01/01/19	1,364
835	Port New Orleans Board of Commissioners, Unrefunded Balance, Rev., AMBAC, 5.625%, 04/01/11	868

		3,197

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.750%, 01/01/13	1,697

	Total Louisiana	123,225

	Maine — 0.1%
	Prerefunded — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,891

	Maryland — 2.3%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,629

	General Obligation — 1.6%
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,486
15,570	Series A, GO, 5.000%, 11/01/16	18,500
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,659
	State of Maryland, State & Local Facilities Loan, Second Series,
13,280	GO, 5.000%, 08/01/11	14,272
12,945	GO, 5.000%, 08/01/15	15,235
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.500%, 08/01/12	4,978
7,750	State of Maryland, State & Local Facilities, First Loan, Series B, GO, 5.250%, 02/15/11	8,204

		82,334

	Private Placement — 0.1%
5,479	State of Maryland, Rev., 5.187%, 07/01/16 (i)	5,624

	Transportation — 0.5%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,247
2,915	Rev., 5.000%, 06/15/16	3,419
3,060	Rev., 5.000%, 06/15/17	3,607
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/17	11,568

		21,841

	Total Maryland	115,428

	Massachusetts — 2.6%
	Education — 0.0% (g)
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/18	1,583
1,420	Massachusetts State College Building Authority, Series A, Rev., 7.500%, 05/01/11	1,556

		3,139

	General Obligation — 0.1%
1,365	City of Brockton, GO, FSA, 4.500%, 04/01/14	1,541
1,000	Commonwealth of Massachusetts, Consolidated Lien, Series A, GO, 5.000%, 08/01/18	1,116
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series D, GO, 5.000%, 08/01/16	1,147
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, FSA, 5.500%, 11/01/15	1,783

		5,587

	Housing — 0.1%
	Boston Housing Authority,
615	Rev., FSA, 4.500%, 04/01/18	619
3,260	Rev., FSA, 5.000%, 04/01/18	3,498

		4,117

	Prerefunded — 1.9%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,629
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,987
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,893
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	8,202
2,115	Series D, GO, NATL-RE, 5.500%, 11/01/11 (p)	2,305
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,916
	Commonwealth of Massachusetts, Federal Highway,
18,545	Series A, Rev., GAN, FSA, 5.750%, 12/15/10 (p)	19,430
3,400	Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/10 (p)	3,563
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,672
9,415	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	10,028
2,000	Massachusetts Water Resources Authority, Series A, Rev., FSA, 5.500%, 08/01/13 (p)	2,316
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	12,527
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,631

		100,099

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,637
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,710

		4,347

	Transportation — 0.2%
3,500	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, 5.500%, 12/15/09	3,507
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15	3,301
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,373

		9,181

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,885
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,227

		9,112

	Total Massachusetts	135,582

	Michigan — 2.4%
	Certificate of Participation/Lease — 0.1%
2,355	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, 5.500%, 10/15/11	2,505
800	Wayne County, COP, AMBAC, 5.625%, 05/01/11	827

		3,332

	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/19	4,470

	General Obligation — 0.4%
	Kalamazoo Public Schools,
1,410	GO, ACG, Q-SBLF, 5.000%, 05/01/15	1,609
895	GO, ACG, Q-SBLF, 5.000%, 05/01/16	1,022
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.000%, 05/01/15	2,017
1,895	GO, FSA, Q-SBLF, 5.000%, 05/01/15	2,049
1,670	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,799
1,895	GO, FSA, Q-SBLF, 5.000%, 05/01/15	2,020
1,900	GO, FSA, Q-SBLF, 5.000%, 05/01/15	2,003
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,039
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,259
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,094

		17,911

	Hospital — 0.4%
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,342
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.000%, 12/01/10	4,377
4,405	Series A, Rev., 6.000%, 12/01/10	4,639
5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Rev., 6.250%, 01/01/11	5,654

		22,012

	Housing — 0.0% (g)
463	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	482

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.650%, 04/01/11	16,566

	Other Revenue — 0.1%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, FSA-CR, FGIC, 5.500%, 01/01/22	6,874

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,629
145	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11 (p)	158
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,842
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.625%, 05/01/10 (p)	1,022

		6,651

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	12,114

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/18	1,606

	Water & Sewer — 0.7%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	3,699
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,001
3,910	City of Grand Rapids, Water Supply, Rev., NATL-RE, FGIC, 5.750%, 01/01/11	4,108
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,144
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/12	3,268
10,400	Rev., 5.500%, 10/01/14	12,225

		33,445

	Total Michigan	125,463

	Minnesota — 1.5%
	General Obligation — 1.0%
	State of Minnesota,
5,790	GO, FSA, 5.000%, 08/01/13	6,320
1,900	Series B, GO, 3.000%, 12/01/12	2,019
1,055	Series B, GO, 4.000%, 12/01/15	1,183
6,585	Series C, GO, 5.000%, 08/01/14	7,651
10,000	Series C, GO, 5.000%, 08/01/15	11,734
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,867
10,000	Series H, GO, 5.000%, 11/01/19	11,902

		52,676

	Prerefunded — 0.4%
	University of Minnesota,
5,000	Series A, Rev., 5.750%, 07/01/10 (p)	5,151
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,463
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,440

		21,054

	Utility — 0.1%
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.250%, 10/01/14	1,068
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,961

		5,029

	Total Minnesota	78,759

	Mississippi — 1.0%
	General Obligation — 0.2%
	State of Mississippi,
2,000	GO, 5.750%, 12/01/12	2,278
4,650	Series A, GO, 5.000%, 11/01/12	5,188

		7,466

	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,250	Rev., 5.000%, 01/01/12	1,335
1,395	Rev., 5.000%, 01/01/13	1,525
1,465	Rev., 5.000%, 01/01/14	1,624

		4,484

	Prerefunded — 0.7%
2,995	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC, FHA/VA GTD, 5.000%, 12/01/18 (p)	3,207
34,000	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	27,597
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	6,918

		37,722

	Total Mississippi	49,672

	Missouri — 1.0%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/16	1,754
915	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance, GO, FSA, 5.250%, 03/01/14	993

		2,747

	Housing — 0.2%
	Missouri Housing Development Commission, Homeowner Loan Program,
1,000	Series A, Rev., GNMA/FNMA/COLL, 5.000%, 03/01/19	1,073
3,830	Series B-1, Rev., AMT, GNMA/FNMA COLL, 5.375%, 03/01/13	3,944
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	111
115	Series III, Rev., FHA, 4.800%, 12/01/11	121
4,305	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 03/01/12	4,355

		9,604

	Prerefunded — 0.2%
4,785	Clay County Public School District No. 53 Liberty, Direct Deposit Program, GO, FSA, 5.250%, 03/01/14 (p)	5,556
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,578

		10,134

	Transportation — 0.5%
	Missouri Highway & Transportation Commission,
3,730	Series A, Rev., 5.000%, 05/01/16	4,344
4,065	Series A, Rev., 5.000%, 05/01/19	4,676
4,235	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/13	4,787
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/17	3,392
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/17	8,918

		26,117

	Water & Sewer — 0.0% (g)
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.500%, 07/01/12	1,237

	Total Missouri	49,839

	Montana — 0.1%
	Education — 0.0% (g)
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., NATL-RE, 5.750%, 05/15/10	2,917

	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/18	1,777
1,500	Rev., GAN, 5.000%, 06/01/18	1,642

		3,419

	Total Montana	6,336

	Nebraska — 0.2%
	Education — 0.0% (g)
2,100	NEBHELP, Inc., Sub Series A-5B, Rev., NATL-RE, 6.200%, 06/01/13	2,100

	Utility — 0.2%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,560
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16	2,782

		8,342

	Total Nebraska	10,442

	Nevada — 0.3%
	General Obligation — 0.2%
	Clark County School District,
910	Series A, GO, NATL-RE, 7.000%, 06/01/10	939
8,200	Series A, GO, NATL-RE, 7.000%, 06/01/11	8,934

		9,873

	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,156

	Total Nevada	13,029

	New Hampshire — 0.1%
	Education — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/11	761

	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/13	3,154

	Total New Hampshire	3,915

	New Jersey — 3.6%
	Certificate of Participation/Lease — 0.5%
	New Jersey State Transit Corp., Federal Transportation Administration Grants,
9,400	Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/15	10,249
7,825	Series B, COP, AMBAC, 5.500%, 09/15/11	8,386
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/18	2,667
3,300	Series A, COP, 5.000%, 06/15/18	3,479

		24,781

	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15	4,318
7,750	Series P, Rev., 5.250%, 09/01/15	8,333
6,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	7,197
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,025

		25,873

	General Obligation — 0.2%
	City of Harrison,
2,470	Series A, GO, FSA, Zero Coupon, 06/01/15	2,125
2,700	Series A, GO, FSA, Zero Coupon, 06/01/16	2,208
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL-RE, 5.250%, 09/01/14	2,660
890	Freehold Regional High School District, GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,034
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	167

		8,194

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	New Jersey EDA, Cigarette Tax,
410	Rev., 5.625%, 01/04/10	410
4,000	Rev., AGC-ICC, 5.375%, 06/15/14	4,321

		4,731

	Other Revenue — 1.0%
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., FSA, 5.800%, 11/01/15	7,196
10,000	Series A, Rev., FSA, 5.800%, 11/01/15	11,647
8,000	Series A, Rev., FSA, 5.800%, 11/01/15	9,288
8,000	Series A, Rev., FSA, 5.800%, 11/01/15	9,293
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/14	15,997

		53,421

	Prerefunded — 0.8%
2,385	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	2,873
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	4,036
	New Jersey State Turnpike Authority,
1,610	Rev., 5.700%, 01/04/10 (p)	1,742
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	7,041
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,535
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,794
5,330	Series D, Rev., FSA, 5.000%, 06/15/15 (p)	6,236
2,395	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance, Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,656

		42,913

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,430

	Transportation — 0.2%
1,780	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16	2,081
6,670	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance, Series D, Rev., FSA, 5.000%, 06/15/15	7,130

		9,211

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., FSA, Zero Coupon, 12/01/15	1,098
1,345	Series B, Rev., FSA, Zero Coupon, 12/01/16	1,091
1,510	Series B, Rev., FSA, Zero Coupon, 12/01/17	1,162
1,610	Series B, Rev., FSA, Zero Coupon, 12/01/18	1,172
1,845	Series B, Rev., FSA, Zero Coupon, 12/01/19	1,275

		5,798

	Total New Jersey	186,352

	New Mexico — 1.1%
	General Obligation — 0.1%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	4,803

	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,000	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 03/01/19	1,103
2,750	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 03/01/19	3,041
3,500	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/19	3,815
975	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/12	1,025

		8,984

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,205

	Other Revenue — 0.2%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/18	2,014
1,645	Series B, Rev., 5.000%, 06/01/18	1,848
1,890	Series B, Rev., 5.000%, 06/01/18	2,063
2,050	Series B, Rev., 5.000%, 06/01/18	2,210

		8,135

	Special Tax — 0.5%
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.000%, 07/01/12	15,257
11,925	Series A, Rev., 4.000%, 07/01/12	12,538

		27,795

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14	6,722

	Total New Mexico	57,644

	New York — 10.1%
	Certificate of Participation/Lease — 0.4%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, FSA, 5.000%, 05/01/13	4,272
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,196
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, FSA, 6.500%, 01/01/10	5,127
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 07/01/18	5,338
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,100

		20,033

	Education — 1.0%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/19	2,121
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,613
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	8,806
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/18	5,534
5,000	Series A, Rev., 5.000%, 03/15/19	5,464
10,000	Series D, Rev., 5.000%, 09/15/16	11,392
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/16	1,898
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,685
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., FSA, 5.000%, 03/15/14	5,711

		49,224

	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	119
	New York City,
1,300	Series E, GO, 5.750%, 08/01/12	1,449
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,229
5,000	Series G, GO, 5.000%, 08/01/14	5,673
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/14	8,697
10,000	Series H, GO, XLCA-ICR, 5.250%, 03/15/11	10,531
4,000	Series J, Sub Series J-1, GO, 5.000%, 06/01/16	4,250
5,000	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/13	5,307
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.700%, 01/04/10	4,862

		43,117

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., FSA, 5.000%, 08/15/15	3,397
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,636

		5,033

	Housing — 0.3%
	Tobacco Settlement Financing Authority,
9,000	Series B-1C, Rev., 5.500%, 06/01/12	9,482
4,000	Series B-1C, Rev., 5.500%, 06/01/13	4,270

		13,752

	Other Revenue — 2.7%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/13	14,177
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	14,731
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 01/15/17	11,226
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 01/15/17	7,720
	New York Local Government Assistance Corp.,
4,000	Series C, Rev., 5.000%, 04/01/12	4,382
4,050	Series C, Rev., 5.000%, 04/01/17	4,673
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/19	7,981
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., FSA-CR, 5.500%, 05/15/13	1,615
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
12,785	Series D, Rev., 5.375%, 06/15/12	14,085
8,325	Series D, Rev., 5.375%, 06/15/12	9,087
3,345	Sub Series E, Rev., 5.375%, 06/15/12	3,702
6,600	Sub Series E, Rev., 5.375%, 06/15/12	7,315
8,055	Sub Series E, Rev., 5.375%, 06/15/19	8,778
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	8,989
10,815	Tobacco Settlement Financing Authority, Asset-Backed, Series B, Rev., 5.000%, 06/01/11	11,459
8,265	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	9,096

		139,016

	Prerefunded — 0.7%
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.375%, 07/15/10 (p)	1,197
1,005	Class A, Rev., 5.500%, 07/15/10 (p)	1,048
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.500%, 12/01/12 (p)	4,793
1,500	Series A, Rev., FSA, 5.500%, 12/01/13 (p)	1,755
4,055	New York City, Series B, GO, 5.500%, 12/01/11 (p)	4,452
2,215	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	2,473
3,590	New York State Dormitory Authority, State University Educational Facilities, Rev., 5.375%, 07/01/12 (p)	4,017
3,000	New York State Thruway Authority, Series A, Rev., FSA, 5.000%, 03/15/13 (p)	3,395
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.250%, 04/01/10 (p)	3,915
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,517

		33,562

	Special Tax — 3.0%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/15	1,635
	New York City Transitional Finance Authority, Future Tax Secured,
33,700	Series A, Rev., VAR, 5.500%, 11/01/11	36,209
8,400	Series B, Rev., 5.000%, 11/01/19	9,365
1,150	Series B, Rev., 5.000%, 11/01/19	1,320
5,000	Series B, Rev., 5.000%, 11/01/19	5,625
6,710	Series B, Rev., 5.250%, 08/01/13	7,382
6,625	Series E, Rev., NATL-RE, 5.250%, 02/01/13	7,260
3,310	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured, Series C, Rev., AMBAC, 5.250%, 08/01/15	3,658
10,000	New York Local Government Assistance Corp., Rev., 5.500%, 04/01/19	11,881
1,000	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/18	1,123
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,464
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,345
17,000	Series A, Rev., 5.250%, 03/15/19	19,749
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,153
1,500	Series A-1, Rev., 5.000%, 12/15/18	1,655
2,250	Series A-1, Rev., 5.000%, 12/15/18	2,464
	Sales Tax Asset Receivables Corp.,
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/14	16,575
3,850	Series A, Rev., FSA-CR, MBIA, 5.000%, 10/15/14	4,284
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/14	3,171
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/14	7,575

		152,893

	Transportation — 0.7%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/12	11,529
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,205
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,651
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	2,894
14,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	15,472

		37,751

	Utility — 0.3%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/19	10,933
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	6,608

		17,541

	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/12	2,730
650	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	732
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.000%, 06/15/14	2,358

		5,820

	Total New York	517,742

	North Carolina — 1.6%
	Certificate of Participation/Lease — 0.2%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.750%, 04/01/11	1,064
2,000	COP, 5.750%, 04/01/11	2,158
2,355	Series C, COP, 4.000%, 06/01/12	2,510
1,895	Series C, COP, 4.000%, 06/01/13	2,043

		7,775

	General Obligation — 0.6%
1,750	Gaston County, GO, FSA, 5.000%, 04/01/15	2,046
	Johnston County,
1,150	GO, NATL-RE, 5.000%, 02/01/16	1,305
1,050	GO, NATL-RE, 5.000%, 02/01/16	1,177
4,200	State of North Carolina, Series B, GO, 5.000%, 04/01/15	4,926
	State of North Carolina, Highway,
3,000	GO, 5.000%, 05/01/13	3,406
5,900	GO, 5.000%, 05/01/14	6,743
2,085	Union County, Series A, GO, 5.000%, 03/01/18	2,449
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,003
3,500	GO, 5.000%, 06/01/19	4,075

		32,130

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/17	2,322

	Housing — 0.0% (g)
385	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 01/04/10	386

	Other Revenue — 0.3%
	Mecklenburg County Public Facilities Corp., Annual Appropriation,
2,250	Rev., 5.000%, 03/01/13	2,519
3,000	Rev., 5.000%, 03/01/19	3,302
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/19	6,034
5,000	Series A, Rev., 5.000%, 05/01/19	5,586

		17,441

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18	5,500
15,000	North Carolina Municipal Power Agency No 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,816

		22,316

	Total North Carolina	82,370

	Ohio — 2.9%
	Certificate of Participation/Lease — 0.2%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/17	1,111
5,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., COP, FSA, 5.500%, 10/01/11	5,424
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/17	3,738

		10,273

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/12	1,666

	General Obligation — 1.2%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16	8,159
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,272
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,666
5,275	GO, 5.000%, 08/01/16	6,084
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12	10,006
	State of Ohio, Infrastructure Improvement,
10,840	Series B, GO, 5.000%, 08/01/15	12,496
3,200	Series D, GO, 5.000%, 03/01/14	3,571
3,360	Series D, GO, 5.000%, 03/01/14	3,696
1,530	Series D, GO, 5.000%, 03/01/14	1,643
	Warrensville Height City School District, School Improvement,
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/11	1,109
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/12	1,153
1,075	GO, NATL-RE, FGIC, 7.000%, 12/01/13	1,278
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,396

		59,529

	Housing — 0.1%
325	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 01/04/10	326
	Ohio Housing Finance Agency, Hillwood II Project,
310	Rev., AMT, GNMA COLL, 4.375%, 05/20/11	317
1,245	Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,339
3,940	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.000%, 03/01/14	4,002

		5,984

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 06/01/14	1,940
500	Series A, Rev., 5.250%, 06/01/14	551
2,490	Series A, Rev., 5.250%, 06/01/14	2,711

		5,202

	Other Revenue — 0.6%
33,060	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	28,004
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/19	2,753
2,000	Series B, Rev., 5.000%, 10/01/19	2,179

		32,936

	Prerefunded — 0.3%
1,250	City of Cincinnati, GO, 5.375%, 12/01/10 (p)	1,313
1,800	City of Columbus, Series 1, GO, 5.500%, 11/15/10 (p)	1,907
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	5,956
4,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., 5.750%, 04/01/10 (p)	4,112
305	Ohio State Water Development Authority, Rev., 9.375%, 06/01/10 (p)	312

		13,600

	Resource Recovery — 0.0% (g)
2,050	Montgomery County, Solid Waste, Rev., NATL-RE, 5.500%, 11/01/10	2,057

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	8,820
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,010
3,000	City of Cleveland, Parking Facilities, Rev., FSA, 5.250%, 09/15/21	3,257

		15,087

	Utility — 0.1%
3,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	3,112

	Water & Sewer — 0.0% (g)
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.000%, 06/01/11	1,631

	Total Ohio	151,077

	Oklahoma — 0.4%
	Education — 0.3%
	Tulsa County Industrial Authority,
1,285	Rev., 5.500%, 09/01/14	1,470
5,790	Rev., 5.500%, 09/01/16	6,651
7,345	Rev., 5.500%, 09/01/17	8,440

		16,561

	Housing — 0.0% (g)
1,000	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 03/01/19	1,084

	Utility — 0.1%
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,712

	Total Oklahoma	19,357

	Oregon — 0.7%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/19	1,833
2,200	Series A, COP, 5.000%, 05/01/19	2,372

		4,205

	General Obligation — 0.2%
5,000	Portland Community College District, GO, 5.000%, 06/15/13	5,669
4,555	Washington County School District No 48J Beaverton, Series A, GO, FSA, 5.000%, 06/01/13	5,163

		10,832

	Hospital — 0.0% (g)
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.375%, 02/01/10	3,035

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 01/04/10	481

	Prerefunded — 0.3%
5,405	Lane County School District No. 40-Creswell, GO, School Board Guaranty, 6.000%, 06/15/10 (p)	5,573
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,390
	Polk Marion & Benton School District No. 13J,
2,405	GO, FSA, 5.750%, 06/15/10 (p)	2,476
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	1,983

		13,422

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18	2,756
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., NATL-RE, FGIC, 5.750%, 10/01/11	1,136

		3,892

	Total Oregon	35,867

	Pennsylvania — 2.2%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,874
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., FSA, 5.000%, 04/01/18	1,517
1,065	Rev., FSA, 5.000%, 04/01/18	1,141
1,000	Rev., FSA, 5.000%, 04/01/18	1,065

		9,597

	General Obligation — 1.3%
8,070	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/13	9,117
	Altoona Area School District,
865	GO, FSA, 4.000%, 12/01/15	896
1,000	GO, FSA, 4.125%, 12/01/15	1,021
10,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/15	11,635
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.000%, 07/01/13	4,206
	Commonwealth of Pennsylvania, Second Series,
2,430	GO, 5.000%, 01/01/16 (p)	2,846
5,000	Series A, GO, 5.000%, 08/01/11	5,363
2,475	Delaware Valley School District, GO, FSA, 4.000%, 11/15/11	2,613
	Octorara Area School District,
3,120	Series B, GO, FSA, 4.000%, 06/01/19	3,258
3,780	Series B, GO, FSA, 4.250%, 06/01/19	3,919
3,230	Series B, GO, FSA, 4.250%, 06/01/19	3,303
1,415	Series B, GO, FSA, 5.000%, 06/01/16	1,628
1,635	Series B, GO, FSA, 5.000%, 06/01/18	1,877
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	246
	Red Lion Area School District,
3,145	GO, FSA, 5.000%, 05/01/18	3,440
2,360	GO, FSA, 5.000%, 05/01/18	2,562
1,000	GO, FSA, 5.000%, 05/01/18	1,072
	West Mifflin Area School District,
2,065	GO, FSA, 5.000%, 10/01/18	2,212
2,000	GO, FSA, 5.000%, 10/01/18	2,129
2,000	GO, FSA, 5.375%, 10/01/18	2,173
500	GO, FSA, 5.500%, 10/01/18	560

		66,076

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.000%, 09/01/11	3,110
5,000	Series A, Rev., 5.000%, 09/01/16	5,348
2,150	Series A, Rev., 5.000%, 09/01/18	2,268
5,000	Series B, Rev., 5.000%, 06/15/14	5,155
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.013%, 12/01/09	3,360

		19,241

	Housing — 0.0% (g)
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.500%, 01/04/10	1,553

	Other Revenue — 0.1%
4,550	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.500%, 08/01/28	4,806

	Prerefunded — 0.0% (g)
800	Pennsylvania Higher Education Assistance Agency, Capital Acquisition, Rev., NATL-RE, 6.125%, 12/15/10 (p)	837

	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Sub Series A, Rev., AGC, 5.000%, 06/01/19	5,155

	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/11	5,214

	Total Pennsylvania	112,479

	Puerto Rico — 0.7%
	General Obligation — 0.1%
4,800	Commonwealth of Puerto Rico, GO, AMBAC-TCRS, 7.000%, 07/01/10	4,935
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE-IBC, Zero Coupon, 07/01/17	992

		5,927

	Prerefunded — 0.5%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.750%, 07/01/10 (p)	3,611
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,206
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,533
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, FSA-CR, 6.000%, 08/01/26 (p)	12,416

		23,766

	Special Tax — 0.1%
	Puerto Rico Highway & Transportation Authority,
2,000	Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,340
3,000	Series AA, Rev., VAR, FSA, 5.000%, 07/01/10	3,044

		4,384

	Transportation — 0.0% (g)
2,500	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,643

	Total Puerto Rico	36,720

	South Carolina — 1.7%
	Education — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.000%, 12/01/14	4,624
5,500	Rev., 5.000%, 12/01/14	5,999
3,000	Rev., 5.000%, 12/01/14	3,236
2,500	Rev., 5.000%, 12/01/14	2,663
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., FSA, 5.000%, 12/01/16	4,184

		20,706

	General Obligation — 0.5%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15	2,622
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.250%, 01/01/10	10,437
	York County School District No 1,
5,415	Series A, GO, 5.250%, 03/01/19	6,151
5,000	Series A, GO, 5.250%, 03/01/19	5,627

		24,837

	Hospital — 0.0% (g)
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.500%, 01/04/10	1,229
565	Rev., RADIAN, 5.250%, 02/01/11	572

		1,801

	Other Revenue — 0.2%
	State of South Carolina Public Service Authority,
4,795	Series A, Rev., AMBAC, 5.000%, 01/01/14	5,030
2,705	Series D, Rev., FSA, 5.000%, 01/01/13	2,968
3,625	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 12/31/09	3,625

		11,623

	Prerefunded — 0.3%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,364
	South Carolina Jobs & EDA, Hospital Facilities, Improvement, Palmetto Health Alliance,
3,780	Series A, Rev., 7.000%, 12/15/10 (p)	3,903
3,000	Series A, Rev., 7.125%, 12/15/10 (p)	3,233

		13,500

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	9,630

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16	4,978

	Total South Carolina	87,075

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
1,058	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	1,209

	Tennessee — 0.7%
	General Obligation — 0.2%
	City of Memphis, General Improvement,
4,475	GO, NATL-RE-IBC, 5.250%, 11/01/13	5,102
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/15	4,663

		9,765

	Prerefunded — 0.2%
10,000	Shelby County, Public Improvement, Series A, GO, 5.625%, 04/01/10 (p)	10,180

	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,294
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,533
1,000	Series C, Rev., 5.000%, 02/01/17	1,035

		15,862

	Total Tennessee	35,807

	Texas — 7.1%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 08/01/14	3,339

	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/17	4,655
3,380	Rev., NATL-RE, 5.000%, 04/01/17	3,652
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,730
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15	2,563
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/25	2,324
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12	3,414
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/18	14,013
2,000	Series A, Rev., 5.250%, 08/15/18	2,306

		36,657

	General Obligation — 2.9%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/15	2,139
4,000	Bell County, Limited Tax, GO, 5.000%, 02/15/12	4,328
	City of Cedar Park,
1,055	GO, FSA, 4.125%, 02/15/17	1,102
1,055	GO, FSA, 4.250%, 02/15/17	1,095
755	GO, FSA, 4.375%, 02/15/17	781
1,175	GO, FSA, 4.500%, 02/15/17	1,209
1,055	GO, FSA, 4.700%, 02/15/17	1,089
1,430	GO, FSA, 4.700%, 02/15/17	1,468
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/15	2,073
4,715	City of Garland, Series A, GO, 5.000%, 02/15/18	5,096
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/13	2,206
1,695	GO, AMBAC, 5.000%, 02/15/13	1,829
2,740	GO, AMBAC, 5.000%, 02/15/13	2,954
2,340	GO, AMBAC, 5.000%, 02/15/13	2,493
1,215	Clear Creek Independent School District, GO, 5.250%, 02/15/18	1,321
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 5.000%, 02/15/16	1,149
1,000	GO, FSA, 5.000%, 02/15/17	1,149
2,500	Fort Bend County, GO, 5.000%, 03/01/18	2,721
	Fort Bend Independent School District,
1,000	GO, 4.000%, 02/15/13	1,087
1,000	GO, 5.000%, 02/15/12	1,090
3,500	GO, 5.000%, 02/15/19	4,014
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/15	1,610
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,574
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,538
10,000	Gulf Coast Waste Disposal Authority, GO, VAR, 2.300%, 09/03/13	10,133
	Harris County,
1,700	Series B, GO, 4.000%, 10/01/14 (w)	1,879
5,000	Series B, GO, 5.500%, 10/01/17 (w)	5,981
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,481
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,268
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,323
1,180	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/11	1,245
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	2,148
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 01/04/10	5,437
	Lewisville Independent School District,
1,000	GO, 5.000%, 08/15/17	1,152
1,000	GO, 5.000%, 02/15/19	1,138
3,000	GO, 5.000%, 02/15/19	3,371
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18	2,890
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,093
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	7,251
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,696
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	6,792
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/17	1,079
3,080	GO, PSF-GTD, 4.750%, 02/15/17	3,298
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,294
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14	2,702
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	1,045
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12	4,286
8,925	Series A, GO, 5.000%, 10/01/15	10,374
4,000	Series A, GO, 5.000%, 10/01/17	4,670
4,000	Series A, GO, 5.000%, 10/01/18	4,662
2,000	Series A, GO, 5.000%, 10/01/19	2,296
1,000	Series A, GO, 5.500%, 10/01/11	1,086

		149,185

	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/14	5,436
7,345	Series B, Rev., 7.200%, 12/01/14	7,961
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,708
2,690	Series A, Rev., 5.000%, 02/15/17	2,826

		19,931

	Housing — 0.0% (g)
50	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA/VA, 8.200%, 04/01/22	52

	Other Revenue — 0.1%
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/16	4,678

	Prerefunded — 0.9%
1,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., PRIV MTGS, Zero Coupon, 09/01/16 (p)	819
3,595	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.375%, 04/01/13 (p)	4,107
5,000	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	5,883
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	11,401
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,753
5,000	Harris County Hospital District, Rev., NATL-RE, 6.000%, 08/15/10 (p)	5,196
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,029
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.750%, 12/01/10 (p)	4,257
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,792

		47,237

	Private Placement — 0.3%
	Pearland Independent School District,
7,500	Series 2001-B, Rev., 4.270%, 02/15/24 (i)	7,542
7,500	Series 2001-B, Rev., 4.270%, 02/15/25 (i)	7,543

		15,085

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/16	11,059

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
5,000	Rev., 5.000%, 12/01/18	5,602
1,195	Rev., 5.000%, 12/01/18	1,370
6,825	Series A, Rev., 5.000%, 12/01/17	7,946
8,950	Series A, Rev., 5.000%, 12/01/18	10,400
5,000	Series A, Rev., 5.000%, 06/01/19	5,630
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,775
3,500	Series A, Rev., 5.000%, 11/01/13	3,894
1,000	Series A, Rev., 5.000%, 11/01/16	1,050

		39,667

	Utility — 0.2%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	986
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 05/15/13	4,880
5,200	Texas Municipal Power Agency, Rev., NATL-RE, 5.500%, 09/01/10	5,375

		11,241

	Water & Sewer — 0.5%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.375%, 04/01/13	1,567
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.000%, 11/15/17	1,114
1,000	Series A, Rev., FSA, 5.000%, 11/15/17	1,101
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,417
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/14	6,435
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18	2,463
5,000	Tarrant Regional Water District, Rev., FSA, 5.375%, 03/01/13	5,599
3,750	Texas Water Development Board, State Revolving Fund, Senior Lien, Series A, Rev., 5.625%, 07/15/10	3,862

		25,558

	Total Texas	363,689

	Utah — 0.4%
	General Obligation — 0.0% (g)
1,315	Davis County School District, School Building Guarantee Program, GO, 5.000%, 06/01/13	1,489
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 06/15/10	10

		1,499

	Prerefunded — 0.1%
3,050	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 12/28/09 (p)	3,204
2,840	Salt Lake City, GO, 5.500%, 06/15/10 (p)	2,920

		6,124

	Utility — 0.1%
3,800	Intermountain Power Agency, Utah Power Supply, Series B, Rev., NATL-RE, 6.500%, 07/01/10	3,930

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,057
450	Park City, Series B, Rev., 4.000%, 06/15/13	493

		10,550

	Total Utah	22,103

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
2,000	University of Vermont & State Agricultural College, Rev., AMBAC, 5.500%, 10/01/12 (p)	2,257

	Virgin Islands — 0.0% (g)
	Special Tax — 0.0% (g)
475	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	488

	Virginia — 1.4%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
1,555	Series A, Rev., 5.000%, 09/01/14	1,804
1,000	Series A, Rev., 5.000%, 09/01/15	1,166
500	Series A, Rev., 5.000%, 09/01/16	585
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,895

		9,450

	General Obligation — 0.5%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,233
3,575	Series A, GO, 5.000%, 01/01/18	4,246
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/19	11,758
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,866

		23,103

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/19	2,106

	Other Revenue — 0.1%
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,995

	Prerefunded — 0.1%
4,300	Loudoun County, Public Improvements, Series A, GO, 5.000%, 11/01/12 (p)	4,809

	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/16	1,693
1,495	Series A, Rev., 5.000%, 05/15/16	1,703
1,835	Series A, Rev., 5.000%, 05/15/16	2,067
1,520	Series A, Rev., 5.000%, 05/15/16	1,694
2,015	Series A, Rev., 5.000%, 05/15/16	2,226
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/16	1,486
1,260	Series B, Rev., 5.000%, 05/15/16	1,418

		12,287

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/19	3,558
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,058

		12,616

	Total Virginia	70,366

	Washington — 1.5%
	General Obligation — 0.3%
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,504
5,140	Snohomish County School District No. 6-Mukilteo, GO, NATL-RE, FGIC, 5.700%, 12/01/12	5,759
4,500	State of Washington, Series B & AT-7, GO, 6.400%, 06/01/17	5,414

		12,677

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.250%, 08/15/18	3,632

	Other Revenue — 0.2%
21,835	Chelan County Public Utility District No 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	12,264

	Prerefunded — 0.2%
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.000%, 09/01/10 (p)	1,144
490	Rev., AMBAC, 5.000%, 09/01/11 (p)	528
1,230	Grant County Public Utility District No. 2-Priest Rapids, Series G, Rev., NATL-RE, 5.250%, 01/01/11 (p)	1,295
3,000	Kitsap County School District No. 400-North Kitsap, GO, School Board Guaranty, 5.000%, 06/01/11 (p)	3,202
3,525	Spokane & Whitman Counties School District No. 360-316 Cheney, GO, School Board Guaranty, 5.600%, 12/01/10 (p)	3,707

		9,876

	Transportation — 0.0% (g)
1,300	Port Grays Harbor, Rev., 6.375%, 12/01/09	1,303

	Utility — 0.7%
10,000	City of Seattle, Improvements, Rev., FSA, 5.500%, 03/01/11	10,554
4,590	City of Seattle, Power, Rev., 5.625%, 12/01/10	4,810
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.000%, 09/01/10	1,274
765	Rev., AMBAC, 5.000%, 09/01/11	810
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., FSA, 5.500%, 07/01/11	3,243
13,995	Grant County Public Utility District No. 2-Priest Rapids, Series H, Rev., FSA, 5.375%, 01/01/12	15,153

		35,844

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., FSA, 5.000%, 07/01/17	1,394

	Total Washington	76,990

	West Virginia — 1.5%
	Certificate of Participation/Lease — 0.1%
300	City of Charleston, Building Commission, Center for Arts & Science Project, Rev., COP, 5.300%, 01/04/10 (i)	302
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, FSA, 5.750%, 12/15/09	1,146
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 01/04/10	1,024
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., COP, NATL-RE, 5.500%, 06/01/12	1,085
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,155

		5,712

	Education — 0.3%
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., NATL-RE, 5.000%, 04/01/12	1,624
1,050	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14	1,115
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,136
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,295
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,043
1,020	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,059
1,440	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,488
1,600	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,642
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	805
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	757
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	716
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14	1,070

		13,750

	General Obligation — 0.2%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/17	2,170
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	930
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/14	894
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,319
1,075	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	1,147
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/15	1,054

		8,514

	Hospital — 0.1%
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.250%, 02/15/14	1,029
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,589

		2,618

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,126
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,217
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,165

		5,508

	Prerefunded — 0.4%
525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.400%, 08/15/10 (p)	550
2,210	Harrison County, County Commission, Single Family Housing, Series A, SO, 6.250%, 05/15/10 (p)	2,261
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.375%, 06/01/10 (p)	761
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,681
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	10,100
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11 (p)	1,174
205	Marshall County, SO, 6.500%, 05/15/10 (p)	211
50	Monongalia County, Single Family Housing, Rev., 7.200%, 03/01/10 (p)	53
1,510	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	1,613
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,093
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,405

		21,902

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., FSA, 5.000%, 09/01/14	572
1,000	Series A, Rev., FSA, 5.000%, 09/01/15	1,150
	West Virginia State Parkways Economic Development & Tourism Authority,
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,147
2,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/19	2,290

		5,159

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., 4.850%, 09/04/13	732

	Water & Sewer — 0.2%
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., FSA-CR, RADIAN-IBCC, Zero Coupon, 09/01/11	982
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 01/04/10	928
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/15 (i)	1,472
1,000	City of Wheeling, Waterworks & Sewer System, Rev., NATL-RE, FGIC, 5.400%, 01/04/10 (i)	1,002
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/15	1,209
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,494
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,116
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.000%, 11/01/15	1,540

		10,743

	Total West Virginia	74,638

	Wisconsin — 1.5%
	General Obligation — 1.1%
	State of Wisconsin,
1,000	GO, 6.250%, 05/01/11	1,078
1,000	GO, 6.250%, 05/01/12	1,125
5,000	GO, NATL-RE, 5.000%, 05/01/14	5,713
6,275	Series 1, GO, 5.500%, 11/01/11	6,848
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/15	27,367
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	9,117
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,818

		57,066

	Other Revenue — 0.1%
6,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Rev., 5.950%, 05/01/19 (i)	6,823

	Prerefunded — 0.1%
3,000	Fond Du Lac School District, GO, FGIC, 5.750%, 04/01/10 (p)	3,055

	Private Placement — 0.1%
6,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Rev., 5.700%, 05/01/14 (i)	6,626

	Water & Sewer — 0.1%
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12	3,335

	Total Wisconsin	76,905

	Total Municipal Bonds (Cost $4,543,721)	4,767,685

SHARES

	Short-Term Investment — 6.1%
	Investment Company — 6.1%
313,789	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $313,789)	313,789

	Total Investments — 98.9% (Cost $4,857,510)	5,081,474
	Other Assets in Excess of Liabilities — 1.1%	55,030

	NET ASSETS — 100.0%	$5,136,504

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IBCC	—	Insured Bond Custodial Certificate
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
VEREX	—	Insured by Verex Assurance, Inc.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,212
Aggregate gross unrealized depreciation	(17,248)

Net unrealized appreciation/depreciation	$223,964

Federal income tax cost of investments	$4,857,510

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$313,789	$4,767,685	$—	$5,081,474

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 2.2% (n)
	New York — 2.2%
13,090	Port Authority of New York & New Jersey, 0.610%, 12/01/09	13,090
23,000	Westchester County Health Care Corp., Series 1, 1.500%, 12/14/09	23,000

		36,090

	Total Commercial Paper (Cost $36,090)	36,090

	Daily Demand Notes — 5.3%
	New York — 5.3%
3,750	Metropolitan Transportation Authority, Series G, Rev., VRDO, LOC: BNP Paribas, 0.200%, 12/01/09	3,750
	New York City,
2,900	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.220%, 12/01/09	2,900
3,300	Series H, Sub Series H-2, GO, VRDO, NATL-RE, 0.220%, 12/01/09	3,300
25,200	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.250%, 12/01/09	25,200
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.210%, 12/01/09	800
830	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.210%, 12/01/09	830
3,050	Subseries L-5, GO, VRDO, 0.220%, 12/01/09	3,050
1,500	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	1,500
	New York City Municipal Water Finance Authority,
22,000	Series F, Subseries F-2, Rev., VRDO, 0.210%, 12/01/09	22,000
2,600	Subseries B-3, Rev., VRDO, 0.220%, 12/01/09	2,600
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
4,000	Series BB-2, Rev., VRDO, 0.220%, 12/01/09	4,000
2,400	Series CC-1, Rev., VRDO, 0.210%, 12/01/09	2,400
4,400	New York City Municipal Water Finance Authority, Water & Sewer Systems, Series C, Rev., VRDO, 0.240%, 12/01/09	4,400
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.210%, 12/01/09	900
600	Series C, Rev., VRDO, 0.220%, 12/01/09	600
210	Subseries C-4, Rev., VRDO, 0.210%, 12/01/09	210
3,400	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.220%, 12/01/09	3,400
	New York City, Fiscal 2008,
1,090	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 12/01/09	1,090
2,300	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.230%, 12/01/09	2,300
685	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, GO, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/01/09	685
250	Trust for Cultural Resources, Lincoln Center, Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	250

		86,165

	Total Daily Demand Notes (Cost $86,165)	86,165

	Municipal Bonds — 19.2%
	New York — 19.2%
8,890	Adirondack Central School District, GO, BAN, 2.500%, 03/05/10	8,901
10,000	Amsterdam Enlarged City School District, GO, BAN, 2.000%, 06/25/10	10,033
6,960	Belfast Central School District, GO, BAN, 2.500%, 05/18/10	6,979
9,500	Binghamton City School District, GO, RAN, 2.000%, 01/15/10	9,509
	Board of Cooperative Educational Services for the Sole Supervisory District,
10,500	Rev., RAN, 1.750%, 06/17/10	10,517
6,200	Rev., RAN, GO, 2.000%, 06/18/10	6,225
6,900	Board of Cooperative Educational Services of Second Supervisory District Westchester, Rev., RAN, GO, 2.000%, 06/30/10	6,914
29,337	City of Albany, GO, BAN, 1.250%, 07/09/10	29,457
12,453	City of Auburn, GO, BAN, 1.500%, 06/04/10	12,471
10,000	City of Binghamton, GO, BAN, 2.250%, 02/05/10	10,013
5,465	City of Chittenango, GO, BAN, 2.000%, 12/01/09	5,475
11,117	City of Geneva, GO, BAN, 2.000%, 12/03/09	11,148
13,705	City of Schenectady, GO, BAN, 1.750%, 05/21/10	13,740
1,632	City of Syracuse, Series A, GO, BAN, 1.750%, 06/18/10	1,636
8,530	City of White Plains, GO, BAN, 2.000%, 01/21/10	8,539
6,390	Cohoes City School District, GO, BAN, 1.500%, 06/24/10	6,419
5,730	East Rochester Union Free School District, GO, BAN, 2.500%, 04/02/10	5,743
4,369	East Syracuse-Minoa Central School District, GO, BAN, 1.750%, 05/21/10	4,380
	Elmira City School District,
7,918	GO, BAN, 1.750%, 10/20/10	7,960
13,917	GO, BAN, 2.000%, 01/15/10	13,928
7,880	Series D, GO, BAN, 2.000%, 03/18/10	7,888
13,400	Granville Central School District, GO, BAN, 2.250%, 02/26/10	13,413
3,455	Hamburg Village, GO, BAN, 2.250%, 02/04/10	3,458
7,830	Hoosick Falls Central School District, GO, BAN, 2.000%, 04/02/10	7,836
9,040	Johnson City Central School District, GO, BAN, 2.000%, 04/22/10	9,056
6,500	Little Falls City School District, GO, BAN, 2.000%, 04/21/10	6,509
8,600	Marlboro Central School District, School Building, GO, BAN, 3.250%, 12/17/09	8,603
14,467	Phoenix Central School District, GO, BAN, 2.000%, 12/18/09	14,471
3,398	Pine Valley Central School District of South Dayton, GO, BAN, 2.500%, 03/04/10	3,402
5,622	Sherman Central School District, GO, BAN, 1.625%, 12/31/09	5,629
9,000	South Jefferson Central School District, GO, BAN, 1.750%, 07/02/10	9,017
11,100	Tompkins County, GO, BAN, 1.750%, 01/08/10	11,107
6,740	Town of Islip, Erosion Control, GO, BAN, 2.000%, 12/17/09	6,742
4,330	Town of Wallkill, Series A, GO, BAN, 2.000%, 01/22/10	4,334
1,850	Tully Central School District, GO, BAN, 2.500%, 05/07/10	1,856
4,500	Village of East Aurora, GO, BAN, 2.000%, 04/01/10	4,504
5,210	Westmoreland Central School District, GO, BAN, 1.500%, 12/31/09	5,212

		313,024

	Total Municipal Bonds (Cost $313,024)	313,024

	Weekly Demand Notes — 73.1%
	New York — 73.1%
8,020	Albany County Airport Authority, Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 0.330%, 12/03/09	8,020
7,645	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/03/09	7,645
	Austin Trust Various States,
650	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.250%, 12/07/09	650
1,300	Series 2008-1067, Rev., VRDO, GO, LIQ: Bank of America N.A., 0.370%, 12/07/09	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.370%, 12/07/09	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.370%, 12/07/09	4,750
15,775	Dutchess County IDA, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/03/09	15,775
9,705	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.300%, 12/03/09	9,705
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	225
2,440	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	2,440
8,180	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	8,180
1,845	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: Fleet National Bank, 0.210%, 12/07/09	1,845
7,125	Long Island Power Authority, Electric Systems, Series J, Rev., VRDO, FSA, 0.260%, 12/07/09	7,125
30,000	Long Island Power Authority, Electric Systems, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 0.250%, 12/03/09	30,000
	Metropolitan Transportation Authority,
15,300	Series A, Rev., VRDO, FSA, 0.250%, 12/03/09	15,300
25,000	Series B, Rev., VRDO, FSA, 0.300%, 12/03/09	25,000
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR MBIA, 0.250%, 12/03/09 (e)	11,385
1,595	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.230%, 12/03/09	1,595
22,700	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/07/09	22,700
2,200	Subseries E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.210%, 12/03/09	2,200
17,500	Nassau County Interim Finance Authority, Sales Tax Secured, Series E, Rev., VRDO, LIQ: BNP Paribas, 0.200%, 12/02/09	17,500
	New York City,
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.220%, 12/03/09	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.200%, 12/02/09	3,800
2,000	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.220%, 12/02/09	2,000
1,300	Series H, Subseries H-6, Class H, GO, VRDO, NATL-RE, 0.300%, 12/02/09	1,300
17,550	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.220%, 12/02/09	17,550
16,500	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.200%, 12/02/09	16,500
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.180%, 12/02/09	6,800
6,900	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.220%, 12/02/09	6,900
5,400	Subseries A-6, GO, VRDO, LOC: Helaba, 0.220%, 12/02/09	5,400
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.250%, 12/02/09	3,550
15,200	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.220%, 12/02/09	15,200
4,250	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 0.200%, 12/02/09	4,250
2,000	Subseries F-3, GO, VRDO, LOC: Royal Bank of Scotland, 0.240%, 12/03/09	2,000
4,000	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.180%, 12/02/09	4,000
3,145	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.180%, 12/02/09	3,145
11,530	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.200%, 12/02/09	11,530
17,915	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.220%, 12/02/09	17,915
	New York City Capital Resources Corp., Loan Enhanced Assistance,
2,125	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	2,125
10,100	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	10,100
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, GO, LOC: TD Bank N.A., 0.220%, 12/02/09	11,400
6,900	New York City Housing Development Corp., Multi-Family Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	6,900
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 12/02/09	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/02/09	13,000
15,000	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 12/07/09	15,000
17,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, 0.210%, 12/07/09	17,000
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 12/07/09	5,000
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/09	13,600
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	200
5,000	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 12/02/09	5,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/09	4,760
7,840	New York City Housing Development Corp., Multi-Family Housing, Peter Cintron Apartments, Series C, Rev., VRDO, LOC: FNMA, 0.270%, 12/07/09	7,840
300	New York City Housing Development Corp., Multi-Family Housing, Tribeca Tower, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 12/02/09	300
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 12/02/09	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.230%, 12/02/09	4,470
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.230%, 12/01/09	9,000
17,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.250%, 12/03/09	17,600
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 0.300%, 12/02/09	580
4,600	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.230%, 12/03/09	4,600
380	New York City Industrial Development Agency, Plaza Packaging Project, Rev., VRDO, LOC: Bank of New York, 0.500%, 12/01/09	380
	New York City Transitional Finance Authority,
9,900	Series ROCS-RR-II-R-11420, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.400%, 12/03/09	9,900
22,135	Sub Series 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.220%, 12/07/09	22,135
8,470	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.240%, 12/02/09	8,470
1,100	New York City Transitional Finance Authority, Eagle, Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.400%, 12/03/09	1,100
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 0.230%, 12/02/09	600
4,175	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-D, Rev., VRDO, 0.350%, 12/07/09	4,175
	New York City, Fiscal 2008,
17,550	Subseries D-3, GO, VRDO, 0.210%, 12/07/09	17,550
32,625	Subseries J-7, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.330%, 12/03/09	32,625
6,530	Subseries J-10, GO, VRDO, 0.240%, 12/03/09	6,530
14,150	Subseries J-11, GO, VRDO, 0.260%, 12/03/09	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.260%, 12/03/09	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.260%, 12/03/09	7,914
31,960	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	31,960
19,080	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	19,080
7,750	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/03/09 (e)	7,750
	New York State Dormitory Authority,
15,680	Class A, Rev., VRDO, LIQ: Citibank N.A., 0.250%, 12/03/09	15,680
10,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/03/09	10,000
13,020	Series ROCS-RR-II-4122, Rev., VRDO, GO, LIQ: Citigroup Financial Products, 0.270%, 12/03/09 (e)	13,020
	New York State Dormitory Authority, Mental Health Services,
11,900	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.220%, 12/01/09	11,900
12,000	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.220%, 12/01/09	12,000
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 0.300%, 12/02/09	5,805
18,315	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.220%, 12/02/09	18,315
7,000	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.200%, 12/03/09	7,000
3,445	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.250%, 12/03/09	3,445
21,345	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.230%, 12/02/09	21,345
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	2,000
6,100	Series E, Rev., VRDO, LOC: BNP Paribas, 0.230%, 12/02/09	6,100
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/02/09	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/02/09	700
	New York State Housing Finance Agency, 101 West End,
8,600	Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/02/09	8,600
1,150	Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/02/09	1,150
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	5,000
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/02/09	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.300%, 12/02/09	2,000
8,400	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/02/09	8,400
	New York State Housing Finance Agency, 345 East 94th Street Housing,
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 12/01/09	13,100
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 12/02/09	9,400
6,300	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.330%, 12/02/09	6,300
	New York State Housing Finance Agency, 360 West 43rd Street,
5,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	5,000
6,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	6,050
29,500	New York State Housing Finance Agency, 42nd & 10th, Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.300%, 12/02/09	29,500
400	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 12/02/09	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	2,700
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	4,400
3,750	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	3,750
4,085	New York State Housing Finance Agency, Clarkston, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 12/07/09	4,085
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	1,150
10,000	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 12/02/09	10,000
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	6,800
4,600	New York State Housing Finance Agency, Multi-Family Housing, Second Mortgage, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/02/09	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 12/02/09	3,300
4,990	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/09	4,990
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.280%, 12/02/09	3,820
	New York State Housing Finance Agency, Theater Row,
10,000	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 12/02/09	10,000
3,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 12/02/09	3,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.230%, 12/02/09	3,400
3,585	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/02/09	3,585
20,600	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	20,600
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 12/02/09	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/02/09	6,700
5,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/02/09	5,700
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	5,700
	New York State Local Government Services Corp.,
950	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/01/09	950
10,150	Series F, Rev., VRDO, LOC: Societe Generale, 0.200%, 12/01/09	10,150
8,100	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 0.200%, 12/01/09	8,100
120	New York State Local Government Serices Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.350%, 12/07/09	120
14,000	New York State Local Government Services Corp., Series D, Rev., VRDO, LOC: Societe Generale, 0.250%, 12/01/09	14,000
7,200	New York State Urban Development Corp., Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 0.720%, 12/03/09	7,200

	New York State Urban Development Corp., Various State Facilities,
26,165	Rev., VRDO, 0.280%, 12/03/09	26,165
2,595	Oneida County IDA, Rev., VRDO, LOC: NBT Bank N.A., 0.500%, 12/03/09	2,595
6,820	Oneida County IDA, Individual Development, Champion Home, Rev., VRDO, LOC: Credit Suisse, 0.400%, 12/03/09	6,820
1,265	Oneida County IDA, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.500%, 12/03/09	1,265
3,820	Onondaga County IDA, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.300%, 12/02/09	3,820
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, GO, LIQ: Citibank N.A., 0.300%, 12/03/09 (e)	9,665
5,000	Puttable Floating Option Tax-Exempt Receipts, Series 4645, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.260%, 12/07/09 (e)	5,000
3,395	Rockland County Industrial Development Agency, Jawonio Inc. Project, Rev., VRDO, LOC: TD Banknorth N.A., 0.210%, 12/02/09	3,395
5,670	Suffolk County IDA, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 0.250%, 12/03/09	5,670
	Triborough Bridge & Tunnel Authority,
155	Series A, Rev., VRDO, 0.310%, 12/02/09	155
13,800	Subseries B-3, Rev., VRDO, GO, 0.220%, 12/03/09	13,800
2,690	Subseries B-4, Rev., VRDO, GO, 0.220%, 12/03/09	2,690
20,100	Troy IDA, Rensselaer Polytechnic, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 12/01/09	20,100
800	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.230%, 12/02/09	800
3,800	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wachovia Bank N.A., 0.140%, 12/03/09	3,800
500	Westchester County IDA, Banksville Independent Fire Co., Series B, Rev., VRDO, LOC: Bank of New York, 0.250%, 12/03/09	500
4,020	Westchester County IDA, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.250%, 12/03/09	4,020
3,685	Westchester County IDA, Young Women’s Christian Association, Rev., VRDO, LOC: Bank of New York, 0.250%, 12/03/09	3,685

		1,190,454

	Total Weekly Demand Notes (Cost $1,190,454)	1,190,454

	Total Investments — 99.8% (Cost $1,625,733) *	1,625,733
	Other Assets in Excess of Liabilities — 0.2%	3,467

	NET ASSETS — 100.0%	$1,629,200

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AID	—	Agency for International Development
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Association Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table represents each valuation input by State as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$—	$1,625,733	$—	$1,625,733

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 91.8%
	California — 0.6%
	General Obligation — 0.4%
2,000	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,973
2,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	2,289

		4,262

	Water & Sewer — 0.2%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/18	1,679

	Total California	5,941

	Colorado — 0.3%
	Transportation — 0.3%
3,000	Denver City & County Apartments, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/11	3,164

	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/16	1,624

	Florida — 0.1%
	Water & Sewer — 0.1%
975	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (i)	1,085

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16	855

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,710

	Massachusetts — 0.8%
	Prerefunded — 0.6%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,819

	Special Tax — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,224

	Total Massachusetts	7,043

	Michigan — 0.2%
	Housing — 0.2%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,160

	New Jersey — 0.6%
	Other Revenue — 0.6%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	797
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	972
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/14	3,848

	Total New Jersey	5,617

	New York — 85.9%
	Certificate of Participation/Lease — 9.4%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, FSA, 5.000%, 05/01/13	2,774
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 01/04/10	1,013
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/13	1,306
2,900	New York State Dormitory Authority, City University System, 5th Generation, Series B, Rev., COP, 6.000%, 07/01/14	3,160
	New York State Dormitory Authority, City University System, CONS,
13,000	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	13,828
3,565	Series A, Rev., COP, FSA-CR, 5.750%, 07/01/13	3,792
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,498
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., COP, FSA, 5.000%, 08/15/11	1,387
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/19	1,102
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	2,576
875	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	1,026
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/12	1,661
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., COP, NATL-RE, 5.300%, 01/04/10	613
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., COP, FSA, 5.750%, 05/15/17	2,168
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., COP, NATL-RE, 6.000%, 05/15/10	2,327
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,983
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,538
4,800	Series A, Rev., COP, NATL-RE-IBC, 5.500%, 05/15/10	4,909
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,174
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/19	1,666
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, FSA, 5.250%, 01/01/14	3,261
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	2,142
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., COP, FSA, 5.000%, 01/01/18	3,938
3,000	Series B, Rev., COP, 5.250%, 07/01/18	3,203
2,000	Series B, Rev., COP, 5.250%, 07/01/18	2,159
7,000	Series C, Rev., COP, 5.000%, 07/01/18	7,348
	New York State Urban Development Corp., State Facilities,
1,000	Rev., COP, 5.600%, 04/01/15	1,100
5,450	Rev., COP, NATL-RE, MBIA-IBC, 5.750%, 04/01/11	5,827
1,345	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., VAR, COP, 5.500%, 01/01/11	1,410

		88,889

	Education — 7.1%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., NATL-RE, 5.250%, 01/04/10	1,033
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/11 (i)	1,243
1,000	Series B, Rev., AMBAC, 5.500%, 11/01/11 (i)	1,058
1,290	Series B, Rev., AMBAC, 5.750%, 08/01/10	1,340
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/19	3,054
2,000	Series S-5, Rev., 5.000%, 01/15/19	2,232
4,875	Series S-5, Rev., 5.000%, 01/15/19	5,388
1,000	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14 (w)	1,049
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/11	119
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/16	2,672
	New York State Dormitory Authority, Cornell University,
1,000	Series A, Rev., 5.000%, 07/01/19	1,124
1,180	Series A, Rev., 5.000%, 07/01/19	1,319
2,000	Series A, Rev., 5.000%, 07/01/19	2,223
5,000	New York State Dormitory Authority, Education, Series A, Rev., 5.000%, 03/15/19	5,496
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/14	1,106
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 10/05/09	97
1,770	New York State Dormitory Authority, Manhattan College, Rev., RADIAN, 5.500%, 07/01/10	1,804
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	579
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,693
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,029
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,177
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,431
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,867
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,718
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,615
1,200	Series A, Rev., NATL-RE, 5.750%, 07/01/11	1,292
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,173
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,122
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/19	1,071
1,235	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/11	1,312
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17	2,036
450	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.375%, 05/15/10	464

		66,936

	General Obligation — 17.7%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/19	2,695
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,903
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,286
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,957
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	818
450	Bronxville Union Free School District, GO, 5.250%, 10/15/10	470
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 01/04/10	96
50	GO, NATL-RE, FGIC, 5.500%, 01/04/10	51
60	GO, NATL-RE, FGIC, 5.500%, 01/04/10	61
1,000	Canandaigua City School District, Series A, GO, FSA, 5.375%, 04/01/12	1,106
	Clarkstown Central School District,
605	GO, FSA, 5.000%, 04/15/13	684
255	GO, FSA, 5.250%, 04/15/14	292
570	Cleveland Hill Union Free School District, GO, NATL-RE, FGIC, 5.500%, 01/04/10	578
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (i)	1,709
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	314
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,209
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,208
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,142
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,436
1,665	Hewlett-Woodmere Union Free School District, GO, 4.000%, 11/01/18	1,689
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/12	1,101
	Mahopac Central School District,
805	Series B, GO, NATL-RE, 5.600%, 06/15/10	834
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,183
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/12	1,084
100	GO, NATL-RE, FGIC, 5.000%, 03/01/12	104
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	390
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,173
280	Monroe Woodbury Central School District, GO, FSA, 5.000%, 04/15/14	322
	Nassau County,
2,160	Series A, GO, AGC, 5.000%, 05/01/17	2,498
4,920	Series A, GO, AGC, 5.000%, 05/01/19	5,493
4,280	Series C, GO, AGC, 5.000%, 10/01/19	4,722
1,000	Series C, GO, FSA, 5.000%, 07/01/18	1,107
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,208
2,000	Series F, GO, 5.000%, 10/01/20	2,244
450	New Rochelle City School District, Series A, GO, FSA, 5.000%, 12/15/10	472
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/18	3,269
4,000	Series B, GO, FGIC-TCRS, 5.750%, 08/01/12	4,410
3,000	Series C, GO, 5.000%, 01/01/17	3,233
2,000	Series C, GO, 5.000%, 08/01/17	2,252
2,000	Series C, GO, 5.000%, 08/01/19	2,229
2,000	Series C, GO, 5.000%, 08/01/19	2,175
2,000	Series C, GO, 5.000%, 08/01/19	2,164
5,000	Series D, GO, 5.000%, 02/01/17	5,607
5,000	Series E, GO, FSA, 5.000%, 11/01/14	5,475
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,942
2,500	Series G, GO, 5.000%, 12/01/14	2,688
3,000	Series G, GO, 5.000%, 02/01/16	3,201
3,000	Series H, GO, 5.000%, 08/01/14	3,343
2,000	Series H-1, GO, 5.125%, 03/01/19	2,158
5,000	Series J, GO, NATL-RE, 5.250%, 05/15/14	5,494
1,000	Series J, Sub Series J-1, GO, FSA, 5.000%, 06/01/16	1,080
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/15	2,773
2,000	Sub Series B-1, GO, 5.250%, 09/01/18	2,160
3,000	Sub Series B-1, GO, 5.250%, 09/01/18	3,256
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/15	3,800
1,000	Sub Series J-1, GO, 5.000%, 05/15/19	1,071
3,000	Sub Series L-1, GO, 5.000%, 04/01/18	3,217
4,330	Sub Series L-1, GO, 5.000%, 04/01/18	4,587
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17	4,435
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	519
545	Ogdensburg Enlarged City School District, GO, NATL-RE, 4.500%, 06/15/11	574
1,010	Oneida County, GO, NATL-RE, FGIC, 5.500%, 03/15/11	1,073
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/19	3,390
4,630	Series A, GO, 5.250%, 05/15/11	4,978
	Onondaga County, Unrefunded Balance,
975	Series A, GO, 5.000%, 05/01/11	1,038
580	Series A, GO, 5.000%, 05/01/12	640
1,960	Series A, GO, 5.000%, 05/01/12	2,145
890	Series A, GO, 5.250%, 05/15/11	957
515	Series A, GO, 5.250%, 05/15/11	545
160	Series A, GO, 5.250%, 05/15/11	172
870	Orange County, GO, 3.000%, 07/01/14	929
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,754
775	Red Creek Central School District, GO, FSA, 5.500%, 06/15/12	847
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/19	5,410
4,000	Series C, GO, 5.000%, 04/15/15	4,490
6,260	Series C, GO, 5.000%, 04/15/15	7,114
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,291
2,675	Series C, GO, 4.000%, 10/15/19	2,794
2,765	Series C, GO, NATL-RE, 5.250%, 07/15/12	3,052
1,085	Webster Central School District, Series B, GO, FSA, 4.250%, 10/01/14	1,219

		167,589

	Hospital — 2.9%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 02/01/18	3,165
415	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/10	431
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/16	2,406
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,157
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	438
4,875	Sub Series A2, Rev., 5.000%, 07/01/18	5,125
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/18	3,238
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.200%, 11/01/10	2,978
8,115	Sub Series B, Rev., 5.250%, 11/01/10	8,422

		27,360

	Housing — 0.6%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/15	2,129
	New York Mortgage Agency, Homeowner Mortgage,
1,000	Series 143, Rev., AMT, 4.750%, 04/01/17	1,001
2,485	Series 156, Rev., 5.000%, 10/01/18	2,557

		5,687

	Industrial Development Revenue/Pollution Control Revenue — 2.1%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/19	4,534
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.200%, 05/15/14	459
460	Series NYC-02, Rev., 5.750%, 06/15/11	496
700	Series NYC-02, Rev., 5.750%, 06/15/12	785
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,935
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,106
1,000	Series C, Rev., 4.000%, 12/15/15	1,098
2,400	Series C, Rev., 4.000%, 12/15/16	2,618
1,100	Series C, Rev., 5.000%, 12/15/15	1,270
1,350	Series C, Rev., 5.000%, 12/15/16	1,559

		19,860

	Other Revenue — 3.0%
2,500	Erie County Industrial Development Agency, City School District, Buffalo Project, Series A, Rev., FSA, 5.750%, 05/01/18	2,856
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., FSA, 5.000%, 05/15/13	1,808
750	Series A, Rev., FSA, 5.000%, 05/15/13	815
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	1,948
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,168
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,275
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,566
1,395	Series A, Rev., 5.000%, 06/01/15	1,608
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., FSA, 5.000%, 05/01/18	1,270
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/13	5,267
1,440	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/16	1,366
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/19	2,137
1,000	Series A, Rev., 5.000%, 07/01/19	1,063

		28,147

	Prerefunded — 7.5%
500	Attica Central School District, GO, FSA, 5.000%, 06/15/10 (p)	513
1,450	Byram Hills Central School District, GO, 5.000%, 11/15/10 (p)	1,530
70	Irvington Union Free School District, GO, FSA, 5.000%, 04/01/11 (p)	74
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., FSA, 5.500%, 12/01/12 (p)	5,956
1,875	Series A, Rev., FSA, 5.500%, 12/01/13 (p)	2,194
	Massapequa Union Free School District,
2,180	Series A, GO, FSA, 5.375%, 06/15/10 (p)	2,263
2,485	Series A, GO, FSA, 5.400%, 06/15/10 (p)	2,579
3,135	Series A, GO, FSA, 5.700%, 06/15/10 (p)	3,259
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,657
5,400	Series A, Rev., NATL-RE, 6.250%, 04/01/11 (p)	5,821
	New York City Transitional Finance Authority, Future Tax Secured,
7,305	Series B, Rev., 6.125%, 05/15/10 (p)	7,574
695	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 6.125%, 05/15/10 (p)	721
4,770	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.250%, 07/01/11 (p)	5,176
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.750%, 06/15/11 (p)	1,719
1,000	Series A, Rev., 5.750%, 06/15/12 (p)	1,127
2,950	Series NYC-02, Rev., 5.750%, 06/15/11 (p)	3,189
5,500	New York State Urban Development Corp., Personal Income Tax, State Facilities, Series A, Rev., 5.375%, 03/15/12 (p)	6,086
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.875%, 04/01/10 (p)	46
	Onondaga County,
200	Series A, GO, 5.000%, 05/01/11 (p)	213
510	Series A, GO, 5.000%, 05/01/12 (p)	563
	Rondout Valley Central School District,
195	GO, FSA, 5.125%, 03/01/10 (p)	199
1,795	GO, FSA, 5.250%, 03/01/10 (p)	1,836
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.500%, 07/15/11 (p)	297
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.300%, 11/15/10 (p)	1,058
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	113
3,595	Series X, Rev., 6.625%, 01/01/12 (p)	3,917
565	Warwick Valley Central School District, GO, FSA, 5.500%, 01/15/10 (p)	574

		71,260

	Resource Recovery — 0.1%
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.500%, 04/01/11	1,062

	Special Tax — 13.5%
	Nassau County Interim Finance Authority,
1,000	Series A, Rev., 5.000%, 05/15/19	1,150
1,000	Series A, Rev., 5.000%, 05/15/19	1,139
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., FGIC, FSA-CR, 5.000%, 01/15/17	3,216
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/19	1,607
1,500	Series S-4, Rev., 5.125%, 01/15/19	1,622
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/19	1,678
3,000	Series A, Rev., 5.000%, 05/01/19	3,308
1,170	Series A, Rev., 5.250%, 11/01/19	1,364
4,700	Series A, Rev., VAR, 5.500%, 11/01/11	5,050
1,000	Series B, Rev., 5.000%, 05/01/17	1,130
3,000	Series B, Rev., 5.000%, 05/01/17	3,319
2,845	Series B, Rev., 5.000%, 11/01/19	3,172
5,000	Sub Series C-1, Rev., 5.000%, 11/01/17	5,591
475	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/11	506
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,292
	New York Local Government Assistance Corp.,
6,000	Series A-5/6, Rev., 5.500%, 04/01/19	7,129
5,000	Series C, Rev., 5.000%, 04/01/14	5,726
2,000	Series E, Rev., FSA-CR, 6.000%, 04/01/14	2,241
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/17	3,398
2,500	Series A, Rev., 5.000%, 04/01/18	2,806
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/19	4,475
3,000	Series A, Rev., 5.250%, 02/15/19	3,340
3,455	Series B, Rev., 5.250%, 02/15/19	3,927
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/19	2,257
5,270	Series B, Rev., 5.000%, 03/15/19	5,844
3,100	Series C, Rev., 5.000%, 03/15/18	3,361
3,000	Series C, Rev., 5.000%, 03/15/18	3,245
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/19	5,544
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/16	1,960
1,000	Series A, Rev., 5.000%, 12/15/18	1,103
1,000	Series A, Rev., 5.250%, 12/15/17	1,171
2,000	Series A, Rev., 5.250%, 12/15/18	2,329
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	592
2,890	Series A, Rev., 5.000%, 03/15/19	3,129
2,705	Series A, Rev., 5.000%, 03/15/19	2,911
1,295	Series A, Rev., 5.000%, 03/15/19	1,411
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/17	1,486
2,455	Series A, Rev., 5.000%, 09/15/17	2,685
3,700	Series A, Rev., 5.250%, 03/15/19	4,298
2,250	New York State Urban Development Corp., Series A-1, Rev., 5.000%, 12/15/18	2,464
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/17	5,550
5,000	Series A-1, Rev., 5.000%, 12/15/17	5,406
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,772

		127,704

	Transportation — 14.7%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008C, Rev., 6.250%, 11/15/18	2,301
1,000	Series A, Rev., 5.100%, 11/15/18	1,088
1,000	Series A, Rev., 5.125%, 11/15/18	1,083
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,152
1,000	Series B, Rev., 5.250%, 11/15/19	1,114
2,000	Series B, Rev., 5.250%, 11/15/19	2,200
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	19,925
4,750	Series A, Rev., FSA-CR, 5.750%, 01/01/18	5,603
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,124
	New York State Thruway Authority,
5,000	Series A, Rev., 5.000%, 03/15/17	5,742
1,550	Series A, Rev., 5.000%, 03/15/19	1,749
3,000	Series A-1, Rev., 5.000%, 04/01/19	3,215
8,695	Series B, Rev., 5.000%, 10/01/18	9,504
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,237
2,000	Rev., 5.000%, 04/01/19	2,220
2,000	Rev., 5.000%, 10/01/19	2,222
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/17	2,736
1,500	Series A, Rev., 5.000%, 04/01/18	1,633
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/16	2,690
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/15	1,062
2,500	Series B, Rev., 5.000%, 10/01/17	2,701
5,000	Series B, Rev., 5.000%, 10/01/17	5,335
5,000	Series B, Rev., FSA, 5.000%, 04/01/15	5,745
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	3,244
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	5,577
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	2,180
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	3,253
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Series A, Rev., NATL-RE, 5.500%, 04/01/10	595
1,665	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,769
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 04/15/17	3,039
1,500	149th Series, Rev., 5.000%, 11/15/17	1,705
4,000	151st Series, Rev., 5.250%, 03/15/18	4,119
5,000	152nd Series, Rev., 5.000%, 05/01/18	5,052
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/17	6,947
1,500	Series A-2, Rev., 5.000%, 11/15/18	1,642
4,900	Series C, Rev., 5.000%, 11/15/18	5,440
3,800	Series C, Rev., 5.000%, 11/15/18	4,160
5,000	Series D, Rev., 5.000%, 11/15/18	5,438

		138,541

	Utility — 1.8%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16	2,683
2,000	Series B, Rev., 5.625%, 04/01/19	2,198
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/16	1,101
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/16	3,592
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	1,088
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., FSA, Zero Coupon, 06/01/21	3,215
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/17	2,782

		16,659

	Water & Sewer — 5.5%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/14	924
700	Series B, Rev., NATL-RE, 5.000%, 10/01/14	738
2,500	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/20	2,784
	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010,
1,000	Series BB, Rev., 5.000%, 06/15/14	1,143
2,000	Series BB, Rev., 5.000%, 06/15/21	2,229
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/18	3,290
7,355	Series B, Rev., 5.000%, 06/15/14	7,904
1,500	Series B, Rev., 5.000%, 06/15/14	1,651
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	5,853
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,170
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/12	2,217
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking,
	Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,162
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/13	3,506
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.625%, 01/04/10	4,487
9,140	Series B, Rev., 5.700%, 01/04/10	9,269

		52,327

	Total New York	812,021

	Ohio — 0.4%
	Housing — 0.1%
1,260	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	1,266

	Other Revenue — 0.3%
2,685	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A- 2, Rev., 5.125%, 06/01/17	2,274

	Total Ohio	3,540

	Puerto Rico — 1.2%
	General Obligation — 0.6%
4,000	Commonwealth of Puerto Rico, GO, NATL-RE, 5.750%, 07/01/11	4,211
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, FSA-CR, 5.500%, 07/01/12	1,208
210	Series A, GO, 5.500%, 07/01/18	222

		5,641

	Other Revenue — 0.2%
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,547

	Transportation — 0.4%
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,115
1,105	Series Z, Rev., FSA, 6.250%, 07/01/16	1,278

		3,393

	Utility — 0.0% (g)
475	Puerto Rico Electric Power Authority, Series KK, Rev., FSA, 5.250%, 07/01/13	518

	Total Puerto Rico	11,099

	Texas — 0.4%
	General Obligation — 0.4%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,399
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,594

	Total Texas	3,993

	Virgin Islands — 0.4%
	Other Revenue — 0.4%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/10	4,094

	Wisconsin — 0.4%
	General Obligation — 0.3%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/15	2,826

	Hospital — 0.1%
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (i)	1,277

	Total Wisconsin	4,103

	Total Municipal Bonds (Cost $827,310)	868,049

SHARES

	Short-Term Investment — 8.4%
	Investment Company — 8.4%
79,427	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $79,427)	79,427

	Total Investments — 100.2% (Cost $906,737)	947,476
	Liabilities in Excess of Other Assets — (0.2)%	(1,456)

	NET ASSETS — 100.0%	$946,020

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,917
Aggregate gross unrealized depreciation	(1,178)

Net unrealized appreciation/depreciation	$40,739

Federal income tax cost of investments	$906,737

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$79,427	$868,049	$—	$947,476

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Banker’s Acceptance — 0.0% (g)
30,000	Wachovia Bank N.A., 0.371%, 02/25/10 (n) (Cost $29,973)	29,973

	Certificates of Deposit — 53.9%
	Abbey National Treasury Services plc,
585,000	0.300%, 12/21/09	585,000
250,000	0.430%, 01/11/10	250,000
193,500	0.440%, 01/11/10	193,501
75,000	ANZ National (International) Ltd., 0.250%, 02/08/10	75,000
	Banco Bilbao Vizcaya Argentaria S.A.,
250,000	0.305%, 12/30/09	250,005
379,000	0.305%, 05/24/10	379,009
100,000	0.310%, 12/29/09	100,001
205,000	0.310%, 05/24/10	205,000
418,000	0.320%, 05/12/10	418,000
250,000	0.320%, 05/20/10	250,000
418,000	0.340%, 05/06/10	418,009
521,000	0.410%, 02/12/10	521,000
500,000	0.435%, 01/29/10	500,004
286,400	Bank of Montreal, 0.250%, 12/15/09	286,400
	Bank of Nova Scotia,
307,000	0.260%, 05/24/10	307,000
176,000	0.300%, 06/07/10	176,000
172,000	0.350%, 02/26/10	172,000
154,000	0.360%, 02/26/10	154,000
150,000	0.370%, 02/26/10	150,000
295,000	0.400%, 01/15/10	295,000
256,000	0.400%, 02/12/10	256,000
284,000	0.400%, 06/23/10	284,000
240,000	0.420%, 01/08/10	240,000
398,000	0.450%, 01/11/10	398,000
246,500	0.480%, 12/23/09	246,500
100,000	0.480%, 12/28/09	100,000
100,000	0.802%, 12/10/09	100,154
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
307,000	0.240%, 02/12/10	307,000
280,000	0.250%, 01/26/10	280,000
1,000,000	0.260%, 12/31/09	1,000,000
500,000	0.270%, 12/28/09	500,000
	Bayerische Hypo-und Vereinsbank AG,
230,500	0.400%, 01/22/10	230,500
192,310	0.400%, 01/26/10	192,310
290,500	0.450%, 12/30/09	290,500
600,000	0.450%, 01/05/10	600,000
580,000	0.480%, 01/04/10	580,000
	BNP Paribas,
805,000	0.280%, 06/01/10	805,000
880,000	0.300%, 12/01/09	880,000
880,200	0.410%, 02/16/10	880,200
407,400	0.420%, 02/16/10	407,400
508,000	0.440%, 01/13/10	508,000
577,000	0.460%, 01/19/10	577,000
882,000	0.460%, 01/22/10	882,000
578,000	0.470%, 01/08/10	578,000
293,400	0.470%, 01/11/10	293,400
895,200	0.480%, 12/28/09	895,200
765,600	0.490%, 01/06/10	765,600
	BPCE S.A.,
159,000	0.260%, 02/23/10	159,000
100,000	0.275%, 01/26/10	100,001
570,000	0.280%, 12/24/09	570,003
284,000	0.280%, 01/29/10	284,005
493,500	0.280%, 02/12/10	493,510
	Caisse des Depot et Consignation,
555,000	0.490%, 02/24/10	555,013
729,000	0.490%, 02/26/10	729,018
415,500	0.540%, 07/06/10	415,525
360,000	0.540%, 07/30/10	360,024
	Caixa Geral de Depositos,
150,000	0.265%, 02/16/10	150,000
150,000	0.275%, 02/02/10	150,001
50,000	0.275%, 02/05/10	50,000
100,000	0.280%, 01/28/10	100,001
100,000	0.290%, 01/28/10	100,002
75,000	0.350%, 12/16/09	75,000
	Calyon N.A. Co.,
385,500	0.260%, 12/04/09	385,500
570,000	0.280%, 02/01/10	570,000
710,000	0.280%, 05/25/10	710,000
165,000	0.300%, 05/19/10	165,000
630,000	0.340%, 04/08/10	630,000
350,000	0.340%, 05/05/10	350,000
79,300	0.350%, 04/15/10	79,303
300,000	0.355%, 05/05/10	300,006
	Canadian Imperial Bank of Commerce,
450,000	0.250%, 02/08/10	450,009
582,500	0.280%, 12/02/09	582,500
518,000	Citibank N.A., 0.220%, 02/22/10	518,000
	Commerzbank AG,
600,000	0.240%, 12/09/09	600,001
350,000	0.240%, 12/10/09	350,001
100,000	Commonwealth Bank Of Australia Ltd., 0.300%, 03/31/10	100,000
	Credit Agricole S.A.,
95,000	0.300%, 03/24/10	95,000
1,000,000	0.330%, 03/23/10	1,000,000
142,000	0.330%, 03/24/10	142,000
	Credit Industriel et Commercial,
232,000	0.380%, 12/16/09	232,000
291,000	0.380%, 12/18/09	291,000
900,000	0.385%, 12/18/09	900,000
910,000	0.385%, 12/24/09	910,003
585,000	0.400%, 12/04/09	585,000
880,000	0.400%, 12/10/09	880,001
	Danske Bank,
390,000	0.215%, 01/06/10	390,002
560,000	0.215%, 01/15/10	560,003
250,000	0.220%, 12/18/09	250,000
695,000	0.220%, 12/22/09	695,000
450,000	0.230%, 12/17/09	450,002
593,000	0.235%, 12/11/09	593,001
300,000	0.250%, 12/09/09	300,000
	Deutsche Bank AG,
582,500	0.290%, 12/17/09	582,500
1,242,500	0.400%, 02/08/10	1,242,500
	Dexia Credit Local,
1,000,000	0.240%, 12/16/09	1,000,000
329,000	0.250%, 12/18/09	329,000
357,000	0.330%, 01/25/10	357,005
300,000	0.330%, 01/27/10	300,005
489,000	0.540%, 07/28/10	489,032
	DnB NOR Bank ASA,
632,000	0.200%, 12/11/09	632,000
703,000	0.205%, 01/21/10	703,000
500,000	0.210%, 12/03/09	500,000
	DZ Bank AG,
500,000	0.200%, 01/08/10	500,000
500,000	0.200%, 01/15/10	500,000
500,000	0.200%, 01/22/10	500,000
700,000	0.210%, 12/21/09	700,000
	HSBC Bank plc,
295,000	0.300%, 05/12/10	295,000
440,000	0.390%, 08/24/10	440,000
295,000	0.400%, 01/21/10	295,000
295,000	0.430%, 01/11/10	295,002
308,000	0.430%, 01/15/10	308,004
440,000	0.820%, 08/06/10	440,030
	ING Bank N.V.,
1,000,000	0.270%, 02/05/10	1,000,000
120,000	0.270%, 02/12/10	120,000
1,311,000	0.280%, 02/12/10	1,311,000
1,000,000	0.330%, 12/04/09	1,000,000
	Intesa Sanpaolo IMI S.p.A.,
302,000	0.200%, 02/26/10	302,000
312,000	0.240%, 12/15/09	312,000
695,300	0.250%, 12/03/09	695,300
203,000	0.275%, 05/25/10	203,005
149,000	KBC Bank N.V., 0.230%, 12/15/09	149,000
	Landesbank Hessen-Thuringen Girozentrale,
500,000	0.230%, 12/04/09	500,000
500,000	0.230%, 12/15/09	500,000
550,000	0.230%, 12/16/09	550,000
	Lloyds TSB Bank plc,
910,000	0.250%, 12/29/09	910,000
928,900	0.250%, 12/31/09	928,900
590,000	0.250%, 01/08/10	590,000
570,000	0.250%, 01/15/10	570,000
	Mitsubishi UFJ Trust & Banking Corp.,
100,000	0.250%, 02/12/10	100,000
100,000	0.260%, 01/26/10	100,000
200,000	0.260%, 01/28/10	200,000
100,000	0.260%, 02/05/10	100,000
171,000	0.270%, 01/22/10	171,000
100,000	0.270%, 01/25/10	100,000
200,000	0.290%, 12/24/09	200,000
100,000	0.290%, 01/07/10	100,000
125,000	0.310%, 12/24/09	125,000
125,000	0.320%, 01/04/10	125,000
119,000	0.350%, 12/23/09	119,000
	Mizuho Corporate Bank Ltd.,
287,000	0.230%, 12/14/09	287,000
223,400	0.230%, 02/23/10	223,400
175,000	0.240%, 01/29/10	175,000
220,000	0.245%, 02/08/10	220,000
147,000	0.250%, 01/08/10	147,000
488,000	0.250%, 01/15/10	488,000
210,000	0.250%, 01/28/10	210,000
500,000	0.260%, 12/03/09	500,000
64,000	0.260%, 12/04/09	64,000
	National Australia Bank Ltd.,
1,100,000	0.243%, 01/20/10	1,100,004
1,180,000	0.250%, 12/10/09	1,180,001
738,000	0.335%, 05/05/10	738,000
500,000	0.350%, 03/30/10	500,000
750,000	0.350%, 04/01/10	750,000
112,000	0.350%, 04/06/10	112,000
140,000	Natixis, 0.280%, 12/02/09	140,000
	Nordea Bank Finland plc,
280,000	0.240%, 12/03/09	280,000
150,000	0.250%, 05/25/10	150,000
175,000	0.260%, 05/25/10	175,000
296,000	0.285%, 05/18/10	296,000
	Norinchukin Bank-New York,
405,000	0.270%, 12/21/09	405,000
302,000	0.280%, 12/24/09	302,000
300,000	0.300%, 01/14/10	300,000
46,000	0.300%, 01/15/10	46,000
514,500	0.300%, 01/19/10	514,500
79,000	0.300%, 01/20/10	79,000
289,500	0.305%, 01/25/10	289,500
	Rabobank Nederland N.V.,
224,100	0.290%, 05/19/10	224,100
885,000	0.305%, 05/12/10	885,000
279,000	0.340%, 03/15/10	279,000
387,000	0.350%, 02/26/10	387,000
985,000	0.350%, 03/24/10	985,000
590,000	0.360%, 03/01/10	590,000
500,000	0.360%, 03/24/10	500,008
295,000	0.420%, 01/11/10	295,000
238,000	0.450%, 01/08/10	238,000
580,000	0.490%, 01/06/10	580,000
536,000	0.510%, 01/12/10	536,006
50,000	0.520%, 01/15/10	50,003
	Royal Bank of Scotland plc,
715,500	0.220%, 02/26/10	715,500
434,000	0.270%, 01/26/10	434,000
1,000,000	0.280%, 01/15/10	1,000,000
150,000	0.285%, 01/15/10	150,001
567,000	0.290%, 01/15/10	567,000
586,000	1.100%, 05/10/10	586,000
799,150	1.250%, 01/26/10	799,150
421,550	1.450%, 02/08/10	421,550
	Societe Generale,
1,224,000	0.240%, 01/15/10	1,224,000
334,000	0.240%, 02/19/10	334,000
500,000	0.245%, 01/22/10	500,000
318,000	0.250%, 01/22/10	318,000
766,000	0.250%, 02/12/10	766,000
570,000	0.260%, 12/23/09	570,000
	Sumitomo Mitsui Banking Corp.,
100,000	0.200%, 02/25/10	100,000
250,000	0.210%, 02/24/10	250,000
90,000	0.210%, 02/26/10	90,000
150,000	0.240%, 02/19/10	150,000
209,270	0.250%, 01/26/10	209,270
180,000	0.270%, 01/19/10	180,000
385,000	0.270%, 01/25/10	385,000
150,000	0.280%, 12/28/09	150,000
218,000	0.280%, 01/07/10	218,000
299,000	0.280%, 01/08/10	299,000
178,700	0.280%, 05/24/10	178,700
100,000	0.290%, 01/12/10	100,000
231,000	0.295%, 05/20/10	231,000
160,000	0.310%, 05/13/10	160,000
172,178	0.310%, 05/17/10	172,178
177,000	0.310%, 05/18/10	177,000
174,900	0.320%, 05/12/10	174,900
292,000	0.335%, 04/29/10	292,000
155,000	0.340%, 04/26/10	155,000
182,000	0.340%, 04/27/10	182,000
140,000	0.350%, 04/01/10	140,000
300,000	0.350%, 04/09/10	300,000
135,000	Sumitomo Trust & Banking Co., Ltd., 0.320%, 01/05/10	135,000
350,000	Svenska Handelsbanken, Inc., 0.195%, 02/25/10	350,004
	UBS AG,
150,000	0.240%, 01/11/10	150,000
74,300	0.240%, 01/26/10	74,300
150,000	0.240%, 01/29/10	150,000
85,300	0.240%, 02/19/10	85,300
285,500	0.250%, 01/15/10	285,500
297,000	0.250%, 02/12/10	297,000
128,000	Ulster Bank, 0.500%, 12/18/09	128,000
	Unicredito Italiano S.p.A.,
100,000	0.400%, 01/25/10	100,000
205,000	0.420%, 01/29/10	205,000
287,000	0.420%, 02/02/10	287,000
700,000	0.450%, 12/30/09	700,000
28,000	0.450%, 01/05/10	28,000

	Total Certificates of Deposit (Cost $89,480,286)	89,480,286

	Commercial Paper - 21.9% (n)
500,000	Abbey National North America LLC, 0.310%, 03/26/10	499,505
	Amsterdam Funding Corp.,
27,000	0.240%, 02/03/10 (e)	26,989
89,000	0.240%, 02/04/10 (e)	88,961
100,000	0.250%, 01/06/10 (e)	99,975
223,000	0.250%, 01/11/10 (e)	222,936
40,000	0.250%, 02/05/10 (e)	39,982
60,000	0.270%, 01/07/10 (e)	59,983
	Antalis US Funding Corp.,
85,000	0.270%, 01/12/10 (e)	84,973
130,000	0.270%, 01/13/10 (e)	129,958
40,000	0.280%, 12/07/09 (e)	39,998
	ANZ National (International) Ltd.,
175,000	0.240%, 12/07/09 (e) (m)	174,993
280,000	0.280%, 05/24/10	279,621
75,000	0.300%, 01/27/10 (e)	74,964
149,000	0.361%, 04/08/10 (e)	148,809
96,000	0.381%, 03/22/10 (e)	95,888
75,000	0.391%, 03/10/10 (e)	74,920
47,000	Arabella Finance LLC, 0.650%, 12/02/09 (e)	46,999
	ASB Finance Ltd.,
49,000	0.240%, 01/20/10 (e)	48,984
140,000	0.260%, 02/10/10 (e)	139,928
135,000	0.290%, 04/27/10 (e)	134,840
120,000	0.341%, 04/19/10 (e)	119,842
90,000	0.361%, 04/08/10 (e)	89,885
75,000	0.501%, 03/15/10 (e)	74,892
75,000	0.501%, 03/29/10 (e)	74,877
	Aspen Funding Corp.,
50,034	0.240%, 01/08/10 (e)	50,021
38,000	0.250%, 01/21/10 (e)	37,987
75,000	0.702%, 12/16/09 (e)	74,978
25,000	Atlantic Asset Securitization LLC, 0.230%, 12/07/09 (e)	24,999
	Atlantis One Funding Corp.,
295,000	0.310%, 05/10/10 (e)	294,594
181,000	0.321%, 05/06/10 (e)	180,749
237,400	0.501%, 01/13/10 (e)	237,258
500,000	0.552%, 12/04/09 (e)	499,977
210,000	0.562%, 12/17/09	209,948
95,600	Australia & New Zealand Banking Group, 0.300%, 04/07/10	95,499
	Banco Bilbao Vizcaya Argentaria S.A.,
39,000	0.310%, 12/17/09	38,995
25,500	0.321%, 05/17/10 (e)	25,462
89,000	0.336%, 04/30/10	88,876
310,000	0.336%, 05/10/10	309,538
95,500	0.341%, 04/22/10	95,372
508,000	0.501%, 01/15/10	507,682
823,500	0.501%, 01/19/10 (e)	822,940
81,115	Bank of America Corp., 0.120%, 12/01/09	81,115
291,000	Bank of Nova Scotia, 0.250%, 12/14/09	290,974
	Banque et Caisse d’Epargne de L’Etat,
125,000	0.200%, 02/23/10	124,942
100,000	0.200%, 02/26/10	99,951
100,000	0.225%, 01/28/10	99,964
100,000	0.230%, 01/07/10	99,976
100,000	0.230%, 01/25/10	99,965
100,000	0.240%, 01/04/10	99,977
200,000	0.250%, 12/22/09	199,971
	Barton Capital Corp.,
11,075	0.250%, 12/14/09 (e)	11,074
40,030	0.250%, 01/11/10 (e)	40,019
618,300	Belmont Funding LLC, 0.470%, 12/01/09 (e)	618,300
	BNZ International Funding Ltd.,
125,000	0.260%, 12/04/09 (e)	124,997
150,000	0.341%, 03/31/10 (e)	149,830
148,000	0.341%, 04/23/10 (e)	147,800
45,100	0.351%, 03/11/10 (e)	45,057
75,000	0.351%, 03/26/10 (e)	74,916
	BPCE S.A.,
100,000	0.260%, 01/06/10 (e)	99,974
33,000	0.260%, 01/11/10 (e)	32,990
190,000	0.270%, 12/21/09 (e)	189,972
450,000	0.270%, 01/14/10 (e)	449,851
334,000	0.270%, 01/28/10 (e)	333,855
300,000	0.270%, 02/10/10	299,840
150,000	CAFCO LLC, 0.250%, 02/08/10 (e)	149,928
	Caisse d’Amortissement de la Dette Sociale,
218,900	0.210%, 02/24/10	218,792
860,600	0.467%, 12/28/09	860,299
430,000	0.501%, 01/07/10	429,779
	Cancara Asset Securitisation LLC,
95,000	0.260%, 02/18/10 (e)	94,946
148,530	0.270%, 02/12/10 (e)	148,448
60,000	0.280%, 01/19/10 (e)	59,977
50,000	0.280%, 01/25/10 (e)	49,979
175,000	0.300%, 12/18/09 (e)	174,975
100,000	0.300%, 01/08/10 (e)	99,968
127,000	0.300%, 01/11/10 (e)	126,957
300,000	0.300%, 01/14/10 (e)	299,890
	CBA Delaware Finance, Inc.,
300,000	0.230%, 12/15/09	299,973
188,770	0.240%, 12/02/09	188,769
190,000	Charta Corp., 0.250%, 02/08/10 (e)	189,909
	Citigroup Funding, Inc.,
175,800	0.240%, 12/07/09	175,793
141,123	0.270%, 12/08/09	141,115
76,000	0.270%, 12/10/09	75,995
485,000	Commerzbank AG, 0.210%, 12/09/09	484,977
417,000	DnB NOR Bank ASA, 0.210%, 12/03/09 (e)	416,995
788,410	Ebbets Funding LLC, 0.467%, 12/01/09 (e)	788,410
50,000	Eksportfinans ASA, 0.200%, 12/15/09 (e)	49,996
568,000	Erste Finance Delaware LLC, 0.200%, 12/01/09 (e)	568,000
75,000	Gemini Securitization Corp. LLC, 0.180%, 12/04/09 (e)	74,999
	General Electric Capital Corp.,
497,500	0.200%, 02/26/10	497,260
430,000	0.230%, 01/22/10	429,857
450,000	0.230%, 01/26/10	449,839
	General Electric Capital Services, Inc.,
95,000	0.200%, 02/22/10	94,956
100,000	0.220%, 02/02/10	99,962
165,000	0.230%, 12/29/09	164,970
100,000	Gotham Funding Corp., 0.240%, 01/11/10 (e)	99,973
	Grampian Funding LLC,
50,000	0.280%, 12/17/09 (e)	49,994
100,000	0.290%, 12/02/09 (e)	99,999
104,000	0.290%, 12/10/09 (e)	103,992
	Landesbank Hessen-Thuringen Girozentrale,
89,000	0.200%, 12/09/09 (e)	88,996
388,500	0.230%, 12/04/09 (e)	388,493
	Liberty Street Funding LLC,
83,000	0.210%, 02/01/10 (e)	82,970
89,000	0.230%, 12/09/09 (e)	88,995
50,000	0.240%, 12/14/09 (e)	49,996
196,500	0.240%, 01/15/10 (e)	196,441
	Macquarie Bank Ltd.,
278,000	1.112%, 04/28/10 (e)	276,743
334,900	1.113%, 05/07/10 (e)	333,293
75,000	MetLife Short Term Funding LLC, 0.350%, 01/26/10 (e)	74,959
65,000	Mont Blanc Capital Corp., 0.260%, 12/08/09 (e)	64,997
375,000	National Australia Bank Ltd., 0.310%, 03/26/10 (e)	374,629
	National Bank of Canada,
500,000	0.190%, 02/22/10	499,781
45,500	0.230%, 02/02/10	45,482
750,000	0.257%, 12/02/09	749,994
	Nordea North America, Inc.,
455,815	0.190%, 02/01/10	455,666
453,000	0.210%, 01/26/10	452,852
305,000	0.220%, 01/14/10	304,918
300,000	0.240%, 12/02/09	299,998
	NRW Bank Corp.,
140,000	0.220%, 02/19/10 (e)	139,932
5,600	0.341%, 03/22/10 (e)	5,594
652,000	0.441%, 02/18/10 (e)	651,370
881,500	0.471%, 02/04/10 (e)	880,752
877,000	0.481%, 02/08/10 (e)	876,193
	Old Line Funding LLC,
60,218	0.210%, 02/12/10 (e)	60,192
50,000	0.250%, 01/21/10 (e)	49,983
50,000	0.250%, 02/02/10 (e)	49,978
	RBS Holdings USA, Inc.,
100,000	0.290%, 01/15/10	99,964
80,000	0.310%, 02/02/10	79,956
150,000	0.330%, 01/08/10	149,948
	Regency Markets No. 1 LLC,
28,740	0.230%, 02/16/10 (e)	28,726
146,521	0.240%, 01/15/10 (e)	146,477
54,701	0.245%, 01/20/10 (e)	54,682
	Rheingold Securitisation Ltd.,
139,079	0.270%, 01/25/10 (e)	139,022
131,830	0.306%, 02/16/10 (e)	131,732
83,901	0.330%, 02/12/10 (e)	83,845
54,792	0.330%, 02/24/10 (e)	54,749
	Santander Central Hispano Finance Delaware, Inc.,
85,850	0.300%, 04/09/10	85,758
210,000	0.421%, 02/02/10	209,845
571,000	0.473%, 01/22/10	570,611
67,500	0.562%, 01/15/10	67,453
	Scaldis Capital LLC,
20,000	0.240%, 12/08/09 (e)	19,999
250,000	0.240%, 12/14/09 (e)	249,978
100,000	0.240%, 12/16/09 (e)	99,990
180,000	0.240%, 12/17/09 (e)	179,981
	Societe de Prise de Participation de l’Etat,
300,000	0.185%, 03/01/10 (e)	299,861
175,000	0.205%, 05/26/10 (e)	174,825
150,000	0.240%, 06/01/10 (e)	149,825
125,000	0.250%, 05/20/10	124,853
44,505	0.250%, 05/27/10 (e)	44,450
300,000	0.250%, 05/28/10 (e)	299,629
604,000	Societe Generale, 0.235%, 01/15/10	603,823
	Starbird Funding Corp.,
100,000	0.180%, 12/11/09 (e)	99,995
150,000	0.230%, 01/15/10 (e)	149,957
50,000	0.230%, 01/21/10 (e)	49,984
75,000	0.230%, 01/22/10 (e)	74,975
	Straight-A-Funding LLC,
50,000	0.180%, 02/03/10 (e)	49,984
40,261	0.180%, 02/19/10 (e)	40,245
55,446	0.200%, 01/25/10 (e)	55,429
55,000	0.200%, 02/01/10 (e)	54,981
75,000	0.210%, 01/15/10 (e)	74,980
90,365	0.230%, 12/07/09 (e)	90,362
40,000	0.230%, 12/09/09 (e)	39,998
125,000	0.240%, 12/01/09 (e)	125,000
	Surrey Funding Corp.,
125,000	0.220%, 01/19/10 (e)	124,963
49,944	0.240%, 01/08/10 (e)	49,931
99,978	0.240%, 01/11/10 (e)	99,951
200,000	Svenska Handelsbanken, Inc., 0.180%, 02/26/10	199,913
	Swedbank AB,
225,000	0.806%, 04/27/10 (e)	224,265
225,000	0.806%, 04/28/10 (e)	224,260
100,000	0.806%, 04/29/10 (e)	99,669
139,000	0.888%, 05/18/10 (e)	138,429
191,850	0.929%, 05/13/10 (e)	191,051
11,000	0.929%, 05/14/10 (e)	10,954
200,000	0.929%, 05/17/10 (e)	199,146
	Thames Asset Global Securitization, Inc.,
142,000	0.200%, 01/11/10 (e)	141,968
210,389	0.222%, 01/15/10 (e)	210,331
115,215	0.250%, 01/07/10 (e)	115,185
	Thunder Bay Funding LLC,
15,000	0.210%, 02/16/10 (e)	14,993
50,000	0.250%, 01/21/10 (e)	49,982
60,075	0.260%, 02/02/10 (e)	60,048
	Toyota Credit Canada, Inc.,
100,000	0.250%, 01/25/10	99,962
45,000	0.250%, 02/05/10	44,979
	UBS Finance Delaware LLC,
280,000	0.195%, 02/26/10	279,868
500,000	0.240%, 02/19/10	499,733
470,000	UniCredit Delaware, Inc., 0.450%, 12/16/09	469,912
40,000	Variable Funding Capital Co. LLC, 0.401%, 02/12/10 (e)	39,968
	Versailles Commercial Paper LLC,
60,000	0.260%, 12/18/09 (e)	59,993
205,000	0.260%, 12/22/09 (e)	204,969
115,000	0.280%, 12/14/09 (e)	114,988
199,600	Westpac Banking Corp., 0.300%, 04/20/10 (e)	199,367
	Westpac Securities NZ Ltd.,
200,000	0.240%, 12/02/09 (e)	199,999
100,000	0.240%, 02/09/10 (e)	99,953
250,000	0.250%, 12/09/09 (e)	249,986
63,500	0.300%, 05/14/10 (e)	63,413
75,000	0.330%, 04/06/10 (e)	74,914
100,000	0.341%, 04/28/10 (e)	99,860
	Windmill Funding Corp.,
76,000	0.240%, 02/04/10 (e)	75,967
161,400	0.250%, 02/05/10 (e)	161,326
30,000	Working Capital Management Co., 0.350%, 01/04/10 (e)	29,990

	Total Commercial Paper (Cost $36,365,813)	36,365,813

	Corporate Notes — 1.5%
	Financials — 1.5%
	Capital Markets — 0.6%
	Macquarie Bank Ltd.
268,100	VAR, 0.484%, 02/16/10 (e)	268,100
704,700	1.975%, 01/15/10 (e)	704,700

		972,800

	Commercial Banks — 0.7%
400,000	Bank of America, N.A., 0.200%, 01/08/10	400,000
600,000	Kreditanstalt fuer Wiederaufbau, VAR, 0.333%, 01/21/10	600,000
198,000	Rabobank Nederland N.V., VAR, 0.273%, 02/21/10 (e)	198,000
30,000	Wells Fargo & Co., VAR, 0.349%, 12/23/09	30,007

		1,228,007

	FDIC Guaranteed Securities — 0.2%
307,000	Citibank N.A., VAR, 0.333%, 12/30/09	307,000

	Total Financials	2,507,807

	Total Corporate Notes (Cost $2,507,807)	2,507,807

	Repurchase Agreements — 9.5%
559,417	Bank of America Securities LLC, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $559,420, collateralized by U.S. Government Agency Securities with a value of $570,605	559,417
5,000,000	Barclays Capital, Inc., 0.160%, dated 11/30/09, due 12/01/09, repurchase price $5,000,022, collateralized by U.S. Treasury Securities with a value of $5,100,000	5,000,000
1,000,000	Credit Suisse First Boston Corp., 0.170%, dated 11/30/09, due 12/01/09, repurchase price $1,000,005, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $1,020,003	1,000,000
300,000	Deutsche Bank AG, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $300,001, collateralized by U.S. Government Agency Securities with a value of $306,000	300,000
9,000,000	Morgan Stanley & Co., Inc., 0.160%, dated 11/30/09, due 12/01/09, repurchase price $9,000,040, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $9,180,000	9,000,000

	Total Repurchase Agreements (Cost $15,859,417)	15,859,417

	Sovereign Agency — 0.2%
260,600	Export Development Canada, 1.500%, 01/15/10 (e) (Cost $260,600)	260,600

	Time Deposits — 7.2%
2,000,000	Banque Federative du Credit Mutuel, 0.170%, 12/01/09	2,000,000
900,000	BNP Paribas, 0.170%, 12/01/09	900,000
1,000,000	BPCE S.A., 0.160%, 12/01/09	1,000,000
1,180,430	Citibank N.A., 0.160%, 12/01/09	1,180,430
900,000	Danske Bank A/S, 0.150%, 12/01/09	900,000
1,045,000	Dexia Credit Local, 0.180%, 12/01/09	1,045,000
1,635,000	Lloyds TSB Bank plc, 0.170%, 12/01/09	1,635,000
500,000	Natixis, 0.180%, 12/01/09	500,000
880,000	Rabobank Nederland N.V., 0.160%, 12/01/09	880,000
300,000	Skandinaviska Enskilda Banken, 0.170%, 12/01/09	300,000
1,605,413	Societe Generale, 0.160%, 12/01/09	1,605,413

	Total Time Deposits (Cost $11,945,843)	11,945,843

	U.S. Government Agency Securities — 6.7%
	Federal Home Loan Bank,
100,000	0.800%, 04/30/10	100,005
868,500	0.820%, 04/27/10	868,431
265,800	0.820%, 04/29/10	265,779
748,665	0.960%, 02/04/10	748,521
1,142,000	1.020%, 02/26/10	1,141,845
494,350	VAR, 0.204%, 02/10/10	494,331
360,000	VAR, 0.655%, 12/01/09	360,000
	Federal Home Loan Mortgage Corp.,
137,000	DN, 0.321%, 01/19/10 (n)	136,940
438,000	DN, 0.341%, 02/01/10 (n)	437,744
198,000	VAR, 0.122%, 12/05/09	197,995
360,000	VAR, 0.680%, 12/01/09	360,000
	Federal National Mortgage Association,
530,000	DN, 0.321%, 01/15/10 (n)	529,788
2,246,000	DN, 0.705%, 04/09/10 (n)	2,240,366
1,300,000	VAR, 0.202%, 01/25/10	1,299,942
451,000	VAR, 0.205%, 02/08/10	450,982
260,000	VAR, 0.218%, 02/12/10	259,994
1,290,000	VAR, 0.233%, 01/21/10	1,290,000
	Total U.S. Government Agency Securities (Cost $11,182,663)	11,182,663

	Total Investments — 100.9% (Cost $167,632,402) *	167,632,402
	Liabilities in Excess of Other Assets — (0.9)%	(1,485,582)

	NET ASSETS — 100.0%	$166,146,820

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$—	$167,632,402	$—	$167,632,402

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — 0.2%
128	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.496%, 11/25/35 (m)	125
225	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.486%, 11/25/35 (m)	204

	Total Asset-Backed Securities (Cost $353)	329

	Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
144	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.486%, 03/25/36 (m)	73
289	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.547%, 08/19/45 (m)	146

		219

	Total Collateralized Mortgage Obligations (Cost $433)	219

	U.S. Treasury Obligations — 96.8%
	U.S. Treasury Inflation Indexed Bonds,
4,160	1.750%, 01/15/28	4,302
5,005	2.000%, 01/15/26	5,699
7,695	2.375%, 01/15/25 (m)	9,671
3,760	2.375%, 01/15/27	4,426
4,500	2.500%, 01/15/29	5,068
1,320	3.375%, 04/15/32 (m)	2,079
4,470	3.625%, 04/15/28 (m)	7,680
1,710	3.875%, 04/15/29 (m)	3,011
	U.S. Treasury Inflation Indexed Notes,
4,865	0.625%, 04/15/13	5,085
2,775	0.875%, 04/15/10	3,168
6,330	1.250%, 04/15/14	6,759
4,200	1.375%, 07/15/18	4,331
5,295	1.625%, 01/15/15	6,324
2,265	1.625%, 01/15/18	2,449
6,065	1.875%, 07/15/13	7,583
4,495	1.875%, 07/15/15	5,352
4,855	1.875%, 07/15/19	5,257
7,285	2.000%, 04/15/12	8,160
4,675	2.000%, 01/15/14	5,846
5,188	2.000%, 07/15/14	6,394
6,645	2.000%, 01/15/16	7,785
4,225	2.125%, 01/15/19	4,633
4,975	2.375%, 04/15/11	5,611
4,160	2.375%, 01/15/17	4,910
4,400	2.500%, 07/15/16	5,236
3,610	2.625%, 07/15/17	4,231
5,590	3.000%, 07/15/12	7,278
855	3.375%, 01/15/12	1,120
1,075	3.500%, 01/15/11	1,394

	Total U.S. Treasury Obligations (Cost $142,192)	150,842

SHARES

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
2,248	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $2,248)	2,248

	Total Investments — 98.6% (Cost $145,226)	153,638
	Other Assets in Excess of Liabilities — 1.4%	2,152

	NET ASSETS — 100.0%	$155,790

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 11/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
10	10 Year U.S. Treasury Note	03/22/10	$1,200	$16
	Short Futures Outstanding
(2)	30 Year U.S. Treasury Bond	03/22/10	(245)	(4)
(57)	2 Year U.S. Treasury Note	03/31/10	(12,420)	(36)
(6)	5 Year U.S. Treasury Note	03/31/10	(704)	(7)

				$(31)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of November 30, 2009.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,650
Aggregate gross unrealized depreciation	(238)

Net unrealized appreciation/depreciation	$8,412

Federal income tax cost of investments	$145,226

Price Lock Swap

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Credit Suisse International (††)	U.S. Treasury Inflation Indexed Bond, 3.875%, 04/15/29	$ 132.52	12/30/2009	3,000	$ 36	$ -

[1]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors.
(††) If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock.  If the market price is below the price lock at termination, the Fund pays the difference between the price lock and market price.
The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$2,248	$151,390	$—	$153,638

Appreciation in Other Financial Instruments*	$16	$36	$—	$52

Depreciation in Other Financial Instruments*	$(47)	$—	$—	$(47)

* Other financial instruments may include futures, forward foreign currency exchange and swap contracts.

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Asset-Backed Securities — 0.9%
900		American Express Credit Account Master Trust, Series 2005-1, Class A, VAR, 0.269%, 10/15/12	899
3,363		Asset Backed Funding Certificates, Series 2005-HE2, Class M1, VAR, 0.716%, 06/25/35	3,147
5,485		Asset Backed Securities Corp. Home Equity, Series 2005-HE4, Class M1, VAR, 0.656%, 05/25/35	5,225
1,200		Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A, 4.850%, 11/15/13	1,248
2,100		Centex Home Equity, Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,959
600		Citibank Credit Card Issuance Trust, Series 2007-A6, Class A6, VAR, 0.274%, 07/12/12	598
2,624		Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	2,108
900		MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, VAR, 0.429%, 12/17/12	896
8,365		Morgan Stanley ABS Capital I, Series 2004-OP1, Class M1, VAR, 0.816%, 11/25/34	6,388
801		New Century Home Equity Loan Trust, Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	768
1,200		Nissan Auto Receivables Owner Trust, Series 2007-A, Class A4, VAR, 0.239%, 06/17/13	1,196
4,355		Park Place Securities, Inc., Series 2005-WHQ3, Class M1, VAR, 0.656%, 06/25/35	3,614
965		Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	927
2,490		Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,288
1,537		SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.286%, 10/25/36	1,493
1		Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1, VAR, 0.316%, 01/25/37	1
8,300		Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	7,837

		Total Asset-Backed Securities (Cost $38,886)	40,592

		Collateralized Mortgage Obligations — 6.2%
		Agency CMO — 0.3%
		Federal Home Loan Mortgage Corp. REMICS,
3,606		Series 2975, Class SJ, IF, IO, 6.411%, 05/15/35	392
935		Series 3171, Class ST, IF, IO, 6.246%, 06/15/36	106
921		Series 3218, Class AS, IF, IO, 6.341%, 09/15/36	86
4,150		Series 3236, Class IS, IF, IO, 6.411%, 11/15/36	439
5,304		Series 3370, Class SH, IF, IO, 6.211%, 10/15/37	506
		Federal National Mortgage Association REMICS,
15,603		Series 2003-80, Class DI, IO, 5.500%, 10/25/31	1,647
4,516		Series 2004-17, Class DS, IF, IO, 6.914%, 11/25/32	322
943		Series 2004-41, Class SA, IF, IO, 6.914%, 02/25/32	91
5,785		Series 2006-69, Class KI, IF, IO, 7.064%, 08/25/36	720
11,670		Series 2007-109, Class GI, IF, IO, 5.834%, 12/25/37	1,427
28,308		Series 2008-17, Class KS, IF, IO, 6.114%, 11/25/37	2,815
21,081		Series 2008-61, Class S, IF, IO, 5.864%, 07/25/38	2,106

			10,657

		Non-Agency CMO — 5.9%
		Banc of America Alternative Loan Trust,
15,264		Series 2004-1, Class 1A1, 6.000%, 02/25/34	15,292
5,674		Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,947
9,538		Series 2006-4, Class 2A1, 6.000%, 05/25/21	8,456
22,942		Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1, 6.000%, 09/25/37	19,658
3,060		Citicorp Mortgage Securities, Inc., Series 2007-2, Class 1A5, 5.750%, 02/25/37	2,790
		CitiMortgage Alternative Loan Trust,
8,703		Series 2006-A1, Class 1A5, 5.500%, 04/25/36	7,341
11,604		Series 2006-A1, Class 1A6, 6.000%, 04/25/36	9,885
19,560		Series 2007-A6, Class 1A5, 6.000%, 06/25/37	14,996
		Countrywide Alternative Loan Trust,
3,622		Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	3,485
9,400		Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	6,202
5,374		Series 2005-J3, Class 3A1, 6.500%, 09/25/34	4,918
15,289		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	14,287
6,536		Series 2006-19CB, Class A15, 6.000%, 08/25/36	5,336
7,657		Series 2006-24CB, Class A1, 6.000%, 06/25/36	6,148
12,650		Series 2006-24CB, Class A23, 6.000%, 06/25/36	9,726
2,411		Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,657
7,836		Series 2006-31CB, Class A3, 6.000%, 11/25/36	6,446
2,946		Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	2,367
2,584		Series 2006-J3, Class 2A1, 4.750%, 12/25/20	2,190
3,080		Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	2,167
		Countrywide Home Loan Mortgage Pass Through Trust,
14,671		Series 2006-15, Class A1, 6.250%, 10/25/36	12,763
5,528		Series 2006-20, Class 1A36, 5.750%, 02/25/37	4,730
18,716		Series 2007-16, Class A1, 6.500%, 10/25/37	15,350
8,101		Series 2007-17, Class 1A1, 6.000%, 10/25/37	6,658
818		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-10, Class 1A10, PAC, 5.850%, 05/25/36	785
9,398		First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	7,632
		Residential Accredit Loans, Inc.,
10,889		Series 2003-QS20, Class CB, 5.000%, 11/25/18	10,478
3,305		Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	2,712
15,993		Residential Funding Mortgage Securities I, Series 2006-S10, Class 1A1, 6.000%, 10/25/36	13,624
2,645		WaMu Mortgage Pass Through Certificates, Series 2005-8, Class 1A8, 5.500%, 10/25/35	2,235
3,468		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1, Class 3A2, 5.750%, 02/25/36	2,878
36,557		Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	26,692
1,543		Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A96, 6.000%, 08/25/37	1,376

			256,207

		Total Collateralized Mortgage Obligations (Cost $249,511)	266,864

		Commercial Mortgage-Backed Securities — 0.3%
2,800		Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	2,705
503		LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A2, 3.992%, 10/15/29	503
		Morgan Stanley Capital I,
4,898		Series 2004-HQ3, Class A2, 4.050%, 01/13/41	4,935
4,200		Series 2004-HQ3, Class A3, 4.490%, 01/13/41	4,267

		Total Commercial Mortgage-Backed Securities (Cost $11,751)	12,410

		Corporate Bonds — 25.0%
		Consumer Discretionary — 7.6%
		Auto Components — 0.4%
11,050		Affinia Group, Inc., 9.000%, 11/30/14	10,608
3,251		Exide Technologies, 10.500%, 03/15/13	3,235
		Goodyear Tire & Rubber Co. (The),
390		8.625%, 12/01/11	399
1,330		9.000%, 07/01/15	1,360
295		10.500%, 05/15/16	317
1,049		Tenneco, Inc., 10.250%, 07/15/13	1,078
		TRW Automotive, Inc.,
760		7.000%, 03/15/14 (e)	719
800		7.250%, 03/15/17 (e)	740
40		United Components, Inc., 9.375%, 06/15/13	38

			18,494

		Automobiles — 0.0% (g)
1,330		Navistar International Corp., 8.250%, 11/01/21	1,307

		Distributors — 0.1%
		KAR Auction Services, Inc.,
2,077		8.750%, 05/01/14	2,108
353		10.000%, 05/01/15	365

			2,473

		Diversified Consumer Services — 0.2%
		Service Corp. International,
2,762		6.750%, 04/01/15	2,666
735		7.000%, 06/15/17	709
2,360		7.375%, 10/01/14	2,354
2,000		Stewart Enterprises, Inc., 3.125%, 07/15/14	1,695

			7,424

		Hotels, Restaurants & Leisure — 1.8%
1,940		Boyd Gaming Corp., 7.125%, 02/01/16	1,581
17,100		Harrah’s Operating Co., Inc., 10.000%, 12/15/18 (e)	12,996
4,185		Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp., 11.250%, 06/01/17 (e)	4,269
		Host Hotels & Resorts LP,
2,030		6.375%, 03/15/15	1,913
1,880		6.750%, 06/01/16	1,781
1,475		6.875%, 11/01/14	1,424
9,384		Isle of Capri Casinos, Inc., 7.000%, 03/01/14	8,164
1,060		Landry’s Restaurants, Inc., 11.625%, 12/01/15 (e)	1,076
2,000		Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (e)	1,044
		MGM Mirage,
3,635		5.875%, 02/27/14	2,817
9,365		6.750%, 09/01/12	7,984
1,500		6.750%, 04/01/13	1,232
730		7.500%, 06/01/16	553
80		10.375%, 05/15/14 (e)	85
2,565		11.125%, 11/15/17 (e)	2,809
2,450		Real Mex Restaurants, Inc., 14.000%, 01/01/13	2,328
		Royal Caribbean Cruises Ltd., (Liberia),
371		6.875%, 12/01/13	349
2,980		7.000%, 06/15/13	2,831
2,803		7.250%, 06/15/16	2,586
3,327		11.875%, 07/15/15	3,726
4,500		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	3,262
5,529		Six Flags Operations, Inc., 12.250%, 07/15/16 (d) (e)	5,529
		Starwood Hotels & Resorts Worldwide, Inc.,
2,290		6.750%, 05/15/18	2,204
1,765		7.875%, 10/15/14	1,860
875		Travelport LLC, 9.875%, 09/01/14	875
3,260		Vail Resorts, Inc., 6.750%, 02/15/14	3,211
760		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 11/01/17 (e)	756

			79,245

		Household Durables — 0.6%
3,440		ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13	3,371
2,180		Ames True Temper, Inc., VAR, 4.284%, 01/15/12	1,924
8,000		K Hovnanian Enterprises, Inc., 10.625%, 10/15/16 (e)	8,160
1,990		M/I Homes, Inc., 6.875%, 04/01/12	1,851
5,000		Meritage Homes Corp., 6.250%, 03/15/15	4,550
710		Newell Rubbermaid, Inc., 10.600%, 04/15/19	903
		Sealy Mattress Co.,
2,905		8.250%, 06/15/14	2,861
1,525		10.875%, 04/15/16 (e)	1,678
525		Simmons Bedding Co., 7.875%, 01/15/14 (d)	478

			25,776

		Internet & Catalog Retail — 0.0% (g)
395		QVC, Inc., 7.500%, 10/01/19 (e)	395

		Leisure Equipment & Products — 0.1%
1,070		Easton-Bell Sports, Inc., 9.750%, 12/01/16 (e)	1,090
865		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	765

			1,855

		Media — 3.1%
2,900		CBS Corp., 8.200%, 05/15/14	3,265
6,605		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (d)	7,274
2,555		Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	2,517
1,400		Charter Communications Holdings LLC, 8.000%, 04/30/12	1,424
1,985		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 10.375%, 04/30/14	2,020
135		CSC Holdings LLC, 8.625%, 02/15/19 (e)	143
630		DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15	647
2,280		DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 05/15/16	2,457
		DISH DBS Corp.,
3,060		7.125%, 02/01/16	3,029
6,830		7.750%, 05/31/15	6,933
		DISH DBS Corp.,
4,910		7.875%, 09/01/19 (e)	4,947
10,750		Intelsat Bermuda Ltd., (Bermuda), SUB, 11.250%, 02/04/17 (e)	10,642
		Intelsat Jackson Holdings Ltd., (Bermuda),
7,885		9.500%, 06/15/16	8,250
12,600		11.250%, 06/15/16	13,450
2,430		Intelsat Jackson Holdings Ltd., (Bermuda), 8.500%, 11/01/19 (e)	2,430
10		Intelsat Subsidiary Holding Co. Ltd., (Bermuda), 8.875%, 01/15/15 (e)	10
1,800		News America, Inc., 6.900%, 08/15/39 (e)	1,961
4,555		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	4,396
		Telesat Canada/Telesat LLC, (Canada),
3,810		11.000%, 11/01/15	4,029
7,500		12.500%, 11/01/17	8,062
2,000		Univision Communications, Inc., 12.000%, 07/01/14 (e)	2,175
13,530		Valassis Communications, Inc., 8.250%, 03/01/15	13,259
		Videotron Ltee, (Canada),
2,105		6.375%, 12/15/15	1,997
1,310		6.875%, 01/15/14	1,277
1,715		Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	1,715
415		WMG Acquisition Corp., 9.500%, 06/15/16 (e)	446
7,515		WMG Holdings Corp., SUB, 12/15/14	7,506
16,230		XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	16,839

			133,100

		Multiline Retail — 0.2%
1,725		HSN, Inc., 11.250%, 08/01/16	1,902
2,105		JC Penney Corp., Inc., 7.950%, 04/01/17	2,242
		Macy’s Retail Holdings, Inc.,
455		5.900%, 12/01/16	430
3,085		8.875%, 07/15/15	3,278
2,387		Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	2,154

			10,006

		Specialty Retail — 0.9%
255		Asbury Automotive Group, Inc., 8.000%, 03/15/14	247
		Burlington Coat Factory Warehouse Corp.,
6,825		11.125%, 04/15/14	7,064
1,607		SUB, 14.500%, 10/15/14	1,611
3,000		General Nutrition Centers, Inc., PIK, 5.178%, 03/15/14	2,737
		Michael’s Stores, Inc.,
8,000		11.375%, 11/01/16	7,960
1,671		SUB, 0.000%, 11/01/16	1,291
1,090		NBC Acquisition Corp., SUB, 11.000%, 03/15/13	578
		Nebraska Book Co., Inc.,
5,220		8.625%, 03/15/12	4,398
1,018		10.000%, 12/01/11 (e)	1,023
3,320		PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,071
1,740		Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	1,801
7,700		Toys R Us, Inc., 7.875%, 04/15/13	7,527

			39,308

		Textiles, Apparel & Luxury Goods — 0.2%
3,280		Hanesbrands, Inc., VAR, 4.592%, 12/15/14	2,960
		Levi Strauss & Co.,
980		8.875%, 04/01/16	1,012
500		9.750%, 01/15/15	524
5,344		Quiksilver, Inc., 6.875%, 04/15/15	4,088

			8,584

		Total Consumer Discretionary	327,967

		Consumer Staples — 1.5%
		Beverages — 0.1%
		Constellation Brands, Inc.,
4,110		7.250%, 09/01/16	4,161
1,130		8.375%, 12/15/14	1,198

			5,359

		Food & Staples Retailing — 0.3%
		Rite Aid Corp.,
6,090		7.500%, 03/01/17	5,511
705		9.500%, 06/15/17	580
325		9.750%, 06/12/16	351
215		10.250%, 10/15/19 (e)	219
4,615		SUPERVALU, Inc., 8.000%, 05/01/16	4,707

			11,368

		Food Products — 0.5%
		Chiquita Brands International, Inc.,
4,000		7.500%, 11/01/14	3,920
3,430		8.875%, 12/01/15	3,482
		Del Monte Corp.,
180		6.750%, 02/15/15	181
150		7.500%, 10/15/19 (e)	151
		Dole Food Co., Inc.,
760		8.000%, 10/01/16 (e)	768
870		13.875%, 03/15/14 (e)	1,022
1,567		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14 (e)	1,741
		Smithfield Foods, Inc.,
4,945		7.750%, 05/15/13	4,587
6,000		7.750%, 07/01/17	5,175
105		10.000%, 07/15/14 (e)	110

			21,137

		Household Products — 0.5%
4,047		Central Garden and Pet Co., 9.125%, 02/01/13	4,088
		Jarden Corp.,
1,180		7.500%, 05/01/17	1,168
3,705		8.000%, 05/01/16	3,816
9,888		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	9,394
		Visant Holding Corp.,
695		7.625%, 10/01/12	698
2,610		SUB, 10.250%, 12/01/13	2,692

			21,856

		Personal Products — 0.1%
4,605		Revlon Consumer Products Corp., 9.750%, 11/15/15 (e)	4,657

		Total Consumer Staples	64,377

		Energy — 1.1%
		Energy Equipment & Services — 0.3%
1,625		Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,422
5,564		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	5,633
3,500		Key Energy Services, Inc., 8.375%, 12/01/14	3,417
2,500		PHI, Inc., 7.125%, 04/15/13	2,397
810		Pride International, Inc., 8.500%, 06/15/19	897

			13,766

		Oil, Gas & Consumable Fuels — 0.8%
850		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14 (e)	803
		Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
2,395		10.750%, 02/01/18 (e)	2,605
260		12.125%, 08/01/17	290
		Chesapeake Energy Corp.,
2,470		6.500%, 08/15/17	2,291
1,025		6.875%, 01/15/16	984
1,105		7.500%, 06/15/14	1,111
		Denbury Resources, Inc.,
800		7.500%, 04/01/13	800
900		9.750%, 03/01/16	952
2,480		El Paso Corp., 8.250%, 02/15/16	2,567
2,480		Forest Oil Corp., 7.750%, 05/01/14	2,461
		Inergy LP/Inergy Finance Corp.,
635		6.875%, 12/15/14	614
980		8.250%, 03/01/16	987
380		8.750%, 03/01/15	388
315		Linn Energy LLC, 11.750%, 05/15/17 (e)	351
500		Newfield Exploration Co., 6.625%, 04/15/16	493
515		OPTI Canada, Inc., (Canada), 9.000%, 12/15/12 (e)	514
		Petrohawk Energy Corp.,
3,300		7.875%, 06/01/15	3,292
1,160		9.125%, 07/15/13	1,203
		Quicksilver Resources, Inc.,
425		8.250%, 08/01/15	423
2,000		11.750%, 01/01/16	2,222
2,430		Range Resources Corp., 7.500%, 05/15/16	2,442
1,200		Swift Energy Co., 7.125%, 06/01/17	1,101
800		Tesoro Corp., 6.625%, 11/01/15	734
5,000		Western Refining, Inc., 11.250%, 06/15/17 (e)	4,300

			33,928

		Total Energy	47,694

		Financials — 4.0%
		Capital Markets — 0.0% (g)
1,732		Credit Suisse/Guernsey, (Switzerland), VAR, 0.962%, 05/15/17 (x)	1,152

		Commercial Banks — 0.6%
2,700		Comerica Bank, VAR, 0.412%, 08/24/11	2,590
9,000		Discover Bank, 8.700%, 11/18/19	9,484
11,812		Royal Bank of Scotland Group plc, (United Kingdom), 9.118%, 03/31/10 (x)	10,985
3,172		Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	2,173

			25,232

		Consumer Finance — 1.0%
1,948		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (i)	1,471
2,600		American Honda Finance Corp., VAR, 0.678%, 02/05/10 (e) (m)	2,599
		Ford Motor Credit Co. LLC,
400		7.000%, 10/01/13	391
1,000		7.250%, 10/25/11	998
620		7.500%, 08/01/12	615
4,895		7.800%, 06/01/12	4,891
10,500		8.000%, 12/15/16	10,457
250		8.700%, 10/01/14	257
		GMAC, Inc.,
750		6.625%, 05/15/12 (e)	710
5,860		6.875%, 08/28/12 (e)	5,552
		SLM Corp.,
1,225		5.000%, 04/15/15	981
204		5.000%, 06/15/18	145
7,550		5.375%, 05/15/14	6,424
987		5.400%, 10/25/11	968
6,487		8.450%, 06/15/18	5,860
2,500		VAR, 0.499%, 03/15/11	2,298
750		VAR, 0.582%, 01/27/14	544

			45,161

		Diversified Financial Services — 0.5%
13,535		Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	9,576
		CIT Group, Inc.,
635		5.600%, 04/27/11 (d)	445
575		5.650%, 02/13/17 (d)	404
575		5.800%, 07/28/11 (d)	403
		Deluxe Corp.,
2,000		5.125%, 10/01/14	1,780
1,000		7.375%, 06/01/15	965
4,050		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	4,536
4,100		General Electric Capital Corp., VAR, 0.343%, 08/15/11	4,027

			22,136

		Insurance — 1.9%
2,350		Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,359
2,600		Hartford Life Institutional Funding, VAR, 0.593%, 08/15/13 (e)	2,242
22,920		HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	20,857
15,600		Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	16,302
2,400		MetLife Capital Trust X, VAR, 9.250%, 04/08/38 (e)	2,496
		Metropolitan Life Global Funding I,
3,650		5.125%, 11/09/11 (e)	3,844
2,400		5.125%, 04/10/13 (e)	2,574
1,400		5.200%, 09/18/13 (e)	1,486
		Nationwide Mutual Insurance Co.,
1,783		8.250%, 12/01/31 (e)	1,680
7,850		9.375%, 08/15/39 (e)	8,235
		Pricoa Global Funding I,
3,600		4.625%, 06/25/12 (e)	3,776
4,000		VAR, 0.413%, 06/26/12 (e)	3,752
		USI Holdings Corp.,
4,644		9.750%, 05/15/15 (e)	4,133
575		VAR, 4.148%, 11/15/14 (e) (i)	457
8,000		Xlliac Global Funding, VAR, 0.574%, 08/10/10 (e)	7,696

			81,889

		Total Financials	175,570

		Health Care — 1.2%
		Health Care Equipment & Supplies — 0.2%
6,370		Biomet, Inc., PIK, 11.125%, 10/15/17	6,832
935		Cooper Cos., Inc. (The), 7.125%, 02/15/15	908
2,725		DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14	2,868

			10,608

		Health Care Providers & Services — 0.9%
2,420		Bausch & Lomb, Inc., 9.875%, 11/01/15	2,487
2,905		CHS/Community Health Systems, Inc., 8.875%, 07/15/15	2,963
		HCA, Inc.,
2,282		5.750%, 03/15/14	2,111
2,816		6.375%, 01/15/15	2,605
90		8.500%, 04/15/19 (e)	95
14,023		PIK, 9.625%, 11/15/16	14,952
3,535		Health Management Associates, Inc., 6.125%, 04/15/16	3,243
1,800		Multiplan, Inc., 10.375%, 04/15/16 (e)	1,728
739		Surgical Care Affiliates, Inc., PIK, 8.875%, 07/15/15 (e)	643
		Tenet Healthcare Corp.,
1,620		8.875%, 07/01/19 (e)	1,733
980		9.250%, 02/01/15	1,029
1,570		10.000%, 05/01/18 (e)	1,747
1,285		United Surgical Partners International, Inc., PIK, 9.250%, 05/01/17	1,298
1,680		US Oncology, Inc., 9.125%, 08/15/17 (e)	1,751

			38,385

		Pharmaceuticals — 0.1%
		Elan Finance plc/Elan Finance Corp., (Ireland),
1,800		8.750%, 10/15/16 (e)	1,692
2,855		VAR, 4.273%, 11/15/11	2,655

			4,347

		Total Health Care	53,340

		Industrials — 3.0%
		Aerospace & Defense — 0.2%
1,445		Alliant Techsystems, Inc., 6.750%, 04/01/16	1,427
745		Bombardier, Inc., (Canada), 8.000%, 11/15/14 (e)	756
		L-3 Communications Corp.,
1,600		5.875%, 01/15/15	1,568
235		6.125%, 01/15/14	234
2,060		6.375%, 10/15/15	2,027
890		Spirit Aerosystems, Inc., 7.500%, 10/01/17 (e)	872
155		Triumph Group, Inc., 8.000%, 11/15/17 (e)	155

			7,039

		Airlines — 0.7%
1,000		American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	1,105
		American Airlines, Inc.,
2,100		10.500%, 10/15/12 (e)	2,121
1,000		13.000%, 08/01/16 (e)	1,090
		Continental Airlines, Inc.,
3,521		7.875%, 07/02/18	2,853
1,926		9.318%, 11/01/19 (e)	1,531
585		9.558%, 09/01/19 (i)	480
7,066		9.798%, 04/01/21	5,794
7,500		Delta Air Lines, Inc., 7.750%, 12/17/19	7,584
4,503		Northwest Airlines, Inc., 7.027%, 11/01/19	3,918
2,200		United Air Lines, Inc., 10.400%, 11/01/16	2,266

			28,742

		Building Products — 0.0% (g)
970		Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16 (e)	1,014

		Commercial Services & Supplies — 0.4%
		ACCO Brands Corp.,
1,330		7.625%, 08/15/15	1,207
3,190		10.625%, 03/15/15 (e)	3,441
		Cenveo Corp.,
800		7.875%, 12/01/13	733
2,000		10.500%, 08/15/16 (e)	1,995
		Corrections Corp. of America,
520		6.250%, 03/15/13	521
1,637		6.750%, 01/31/14	1,633
1,050		7.750%, 06/01/17	1,092
1,490		Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	1,512
		Iron Mountain, Inc.,
1,205		6.625%, 01/01/16	1,181
600		7.750%, 01/15/15	602
3,290		8.750%, 07/15/18	3,409
2,100		ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	2,121

			19,447

		Construction & Engineering — 0.1%
440		Esco Corp., 8.625%, 12/15/13 (e)	437
2,365		United Rentals North America, Inc., 10.875%, 06/15/16 (e)	2,513

			2,950

		Electrical Equipment — 0.1%
4,672		Viasystems, Inc., 12.000%, 01/15/15 (e)	4,719

		Electronics — 0.1%
3,500		Da-Lite Screen Co., Inc., 9.500%, 05/15/11	3,439

		Environmental Control — 0.0% (g)
1,250		Clean Harbors, Inc., 7.625%, 08/15/16 (e)	1,258

		Industrial Conglomerates — 0.4%
		Harland Clarke Holdings Corp.,
7,150		9.500%, 05/15/15	6,712
6,854		VAR, 6.000%, 05/15/15	5,637
3,667		JB Poindexter & Co., Inc., 8.750%, 03/15/14	3,117
545		Koppers, Inc., 7.875%, 12/01/19 (e)	545

			16,011

		Industrial Machinery — 0.1%
1,960		Baldor Electric Co., 8.625%, 02/15/17	1,999
1,350		General Cable Corp., 7.125%, 04/01/17	1,306
		RBS Global, Inc. / Rexnord LLC,
3,471		9.500%, 08/01/14 (e)	3,454

			6,759

		Information Technology Services — 0.0% (g)
395		Anixter, Inc., 10.000%, 03/15/14	431

		Machinery — 0.2%
2,250		Case New Holland, Inc., 7.750%, 09/01/13 (e)	2,244
		Terex Corp.,
3,295		8.000%, 11/15/17	3,015
1,535		10.875%, 06/01/16	1,631
100		Titan International, Inc., 8.000%, 01/15/12	98

			6,988

		Road & Rail — 0.7%
1,180		Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	1,156
2,705		Hertz Corp. (The), 8.875%, 01/01/14	2,719
684		RailAmerica, Inc., 9.250%, 07/01/17 (e)	715
16,503		RSC Equipment Rental, Inc., 9.500%, 12/01/14	16,152
7,250		RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.250%, 11/15/19 (e)	7,032
1,570		United Rentals North America, Inc., 9.250%, 12/15/19	1,543

			29,317

		Trading Companies & Distributors — 0.0% (g)
2,340		Interline Brands, Inc., 8.125%, 06/15/14	2,311

		Transportation Infrastructure — 0.0% (g)
250		Trico Shipping AS, (Norway), 11.875%, 11/01/14 (e)	253

		Total Industrials	130,678

		Information Technology — 1.3%
		Communications Equipment — 0.4%
16,385		Avaya, Inc., 9.750%, 11/01/15 (e)	15,852

		Electronic Equipment, Instruments & Components — 0.4%
1,535		Aeroflex, Inc., 11.750%, 02/15/15	1,500
90		Belden, Inc., 9.250%, 06/15/19 (e)	96
		Flextronics International Ltd., (Singapore),
2,049		6.250%, 11/15/14	1,988
1,305		6.500%, 05/15/13	1,285
2,513		Intcomex, Inc., 11.750%, 01/15/11 (i)	2,004
590		Jabil Circuit, Inc., 7.750%, 07/15/16	608
		NXP BV/NXP Funding LLC, (Netherlands),
6,075		7.875%, 10/15/14	5,164
1,015		VAR, 3.034%, 10/15/13	774
		Sanmina-SCI Corp.,
3,417		6.750%, 03/01/13	3,332
1,765		8.125%, 03/01/16	1,716

			18,467

		IT Services — 0.4%
11,450		First Data Corp., 9.875%, 09/24/15	10,190
400		Stream Global Services, Inc., 11.250%, 10/01/14 (e)	397
7,600		SunGard Data Systems, Inc., 10.250%, 08/15/15	7,790

			18,377

		Semiconductors & Semiconductor Equipment — 0.1%
1,060		Advanced Micro Devices, Inc., 7.750%, 11/01/12	1,081
		Amkor Technology, Inc.,
1,765		7.750%, 05/15/13	1,756
1,755		9.250%, 06/01/16	1,808
250		Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	243

			4,888

		Total Information Technology	57,584

		Materials — 3.2%
		Chemicals — 0.4%
990		Ashland, Inc., 9.125%, 06/01/17 (e)	1,064
785		Dow Chemical Co. (The), 8.550%, 05/15/19	928
		Huntsman International LLC,
1,270		5.500%, 06/30/16 (e)	1,101
175		7.375%, 01/01/15	163
550		7.875%, 11/15/14	521
2,050		Johnsondiversey, Inc., 8.250%, 11/15/19 (e)	2,047
6,602		PolyOne Corp., 8.875%, 05/01/12	6,767
2,000		Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	1,620
1,545		Solutia, Inc., 8.750%, 11/01/17	1,611
1,765		Terra Capital, Inc., 7.750%, 11/01/19 (e)	1,871
747		Westlake Chemical Corp., 6.625%, 01/15/16	708

			18,401

		Construction Materials — 0.2%
3,208		Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	3,080
4,429		Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	4,163
3,969		U.S. Concrete, Inc., 8.375%, 04/01/14	2,262

			9,505

		Containers & Packaging — 0.8%
460		Ball Corp., 7.375%, 09/01/19	470
5,000		Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., 8.875%, 09/15/14 (e)	4,563
355		BWAY Corp., 10.000%, 04/15/14 (e)	372
9,410		Constar International, Inc., VAR, 9.643%, 02/15/12	8,116
1,725		Crown Americas LLC/Crown Americas Capital Corp., 7.750%, 11/15/15	1,760
195		Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 05/15/17 (e)	199
		Graham Packaging Co. LP/GPC Capital Corp. I,
945		8.250%, 01/01/17 (e)	924
525		8.500%, 10/15/12	534
4,180		9.875%, 10/15/14	4,243
580		Greif, Inc., 7.750%, 08/01/19 (e)	587
1,460		Norampac Industries, Inc., (Canada), 6.750%, 06/01/13	1,473
665		Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	673
1,750		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,748
745		Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, 10/15/16 (e)	752
		Solo Cup Co.,
9,066		8.500%, 02/15/14	8,726
310		10.500%, 11/01/13 (e)	326

			35,466

		Metals & Mining — 0.3%
2,950		Arch Coal, Inc., 8.750%, 08/01/16 (e)	3,039
2,120		Arch Western Finance LLC, 6.750%, 07/01/13	2,109
1,408		CII Carbon LLC, 11.125%, 11/15/15 (e) (i)	1,392
		Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
765		8.250%, 12/15/17 (e)	754
510		8.500%, 12/15/19 (e)	505
1,745		FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	1,902
		Freeport-McMoRan Copper & Gold, Inc.,
20		8.250%, 04/01/15	21
1,675		8.375%, 04/01/17	1,807
53		Noranda Aluminum Acquisition Corp., PIK, 5.274%, 05/15/15	39
1,390		Peabody Energy Corp., 7.375%, 11/01/16	1,407
410		Vedanta Resources plc, (United Kingdom), 9.500%, 07/18/18 (e)	407

			13,382

		Paper & Forest Products — 1.5%
13,278		Abitibi-Consolidated Co. of Canada, (Canada), 13.750%, 04/01/11 (d) (e)	15,004
1,528		Cascades, Inc., (Canada), 7.250%, 02/15/13	1,555
225		Clearwater Paper Corp., 10.625%, 06/15/16 (e)	248
		Georgia-Pacific LLC,
450		7.000%, 01/15/15 (e)	456
2,275		7.125%, 01/15/17 (e)	2,303
515		8.125%, 05/15/11	542
1,210		8.250%, 05/01/16 (e)	1,283
2,225		Glatfelter, 7.125%, 05/01/16	2,206
5,219		Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	4,175
21,670		NewPage Corp., 11.375%, 12/31/14 (e)	21,345
2,250		PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,469
		Smurfit-Stone Container Enterprises, Inc.,
9,462		8.000%, 03/15/17 (d)	7,451
5,788		8.375%, 07/01/12 (d)	4,558

			63,595

		Total Materials	140,349

		Telecommunication Services — 1.6%
		Diversified Telecommunication Services — 1.0%
4,150		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	4,093
		Frontier Communications Corp.,
165		6.250%, 01/15/13	162
325		6.625%, 03/15/15	312
2,270		GCI, Inc., 8.625%, 11/15/19 (e)	2,270
16,494		Level 3 Financing, Inc., 9.250%, 11/01/14	14,556
3,380		Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e)	3,549
		PAETEC Holding Corp.,
3,005		8.875%, 06/30/17	2,983
1,700		9.500%, 07/15/15	1,583
		Qwest Communications International, Inc.,
300		7.250%, 02/15/11	300
5,275		7.500%, 02/15/14	5,222
		Qwest Corp.,
150		7.500%, 10/01/14	153
1,045		8.875%, 03/15/12	1,109
		SBA Telecommunications, Inc.,
170		8.000%, 08/15/16 (e)	175
170		8.250%, 08/15/19 (e)	177
3,000		Telcordia Technologies, Inc., VAR, 4.034%, 07/15/12 (e)	2,610
		Wind Acquisition Finance S.A., (Luxembourg),
1,245		10.750%, 12/01/15 (e)	1,332
1,945		11.750%, 07/15/17 (e)	2,159
1,825		Windstream Corp., 8.625%, 08/01/16	1,839

			44,584

		Wireless Telecommunication Services — 0.6%
		Cricket Communications, Inc.,
2,325		9.375%, 11/01/14	2,238
315		10.000%, 07/15/15	305
		Crown Castle International Corp.,
1,840		7.125%, 11/01/19	1,817
1,630		9.000%, 01/15/15	1,724
		Digicel Group Ltd., (Bermuda),
400		8.875%, 01/15/15 (e)	388
1,095		12.000%, 04/01/14 (e)	1,224
180		Digicel Ltd., (Bermuda), 9.250%, 09/01/12 (e)	188
2,865		iPCS, Inc., PIK, 3.531%, 05/01/14	2,306
3,025		MetroPCS Wireless, Inc., 9.250%, 11/01/14	3,032
2,750		Nextel Communications, Inc., 7.375%, 08/01/15	2,544
770		NII Capital Corp., 10.000%, 08/15/16 (e)	816
7,535		Sprint Capital Corp., 6.900%, 05/01/19	6,574

			23,156

		Total Telecommunication Services	67,740

		Utilities — 0.5%
		Electric Utilities — 0.1%
375		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	377
500		Calpine Corp., 7.250%, 10/15/17 (e)	467
1,700		FirstEnergy Solutions Corp., 6.800%, 08/15/39 (e)	1,767

			2,611

		Gas Utilities — 0.0% (g)
655		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	660

		Independent Power Producers & Energy Traders — 0.3%
		AES Corp. (The),
1,255		8.000%, 10/15/17	1,252
2,505		9.750%, 04/15/16 (e)	2,699
980		Dynegy Holdings, Inc., 7.625%, 10/15/26	637
1,900		Energy Future Holdings Corp., 10.875%, 11/01/17	1,335
475		North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	495
		NRG Energy, Inc.,
5,655		7.375%, 02/01/16	5,627
915		7.375%, 01/15/17	908
545		RRI Energy, Inc., 6.750%, 12/15/14	553
200		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	142

			13,648

		Multi-Utilities — 0.1%
300		Mirant Americas Generation LLC, 8.500%, 10/01/21	271
2,535		Mirant North America LLC, 7.375%, 12/31/13	2,497

			2,768

		Total Utilities	19,687

		Total Corporate Bonds (Cost $1,013,001)	1,084,986

SHARES

		Investment Companies — 0.3%
221		Advent Claymore Global Convertible Securities & Income Fund, 0.825%,	1,706
137		Dreyfus High Yield Strategies Fund	490
5		First Trust/Four Corners Senior Floating Rate Income Fund	51
452		ING Prime Rate Trust	2,322
619		Nuveen Multi-Strategy Income and Growth Fund 2	4,509
54		ProShares UltraShort Real Estate	470
72		SPDR Barclays Capital High Yield Bond ETF	2,754
323		Van Kampen Senior Income Trust	1,305

		Total Investment Companies (Cost $9,513)	13,607

PRINCIPAL AMOUNT ($)

		Mortgage Pass-Through Securities — 0.0% (g)
900		Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 01/25/38 - 12/25/39 (Cost $905)	923

SHARES

		Common Stock — 0.0%
		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
40		World Color Press, Inc., (Canada) (Cost $340) (a)	383

		Preferred Stocks — 0.4%
		Consumer Discretionary — 0.3%
		Automobiles — 0.3%
1,000		Motors Liquidation Co., 5.250%, 03/06/32 (a) (d)	4,953
860		Motors Liquidation Co., 6.250%, 07/15/33 (a)	4,241
170		Motors Liquidation Co., 7.250%, 04/15/41 (a) (m)	758
4		Motors Liquidation Co., 7.250%, 07/15/41 (a)	19
334		Motors Liquidation Co., 7.250%, 02/15/52 (a) (m)	1,489
581		Motors Liquidation Co., 7.375%, 05/15/48 (a)	2,594
51		Motors Liquidation Co., 7.375%, 10/01/51 (a) (m)	228

		Total Consumer Discretionary	14,282

		Financials — 0.1%
		Commercial Banks — 0.1%
100		CoBank ACB, 7.000%, 01/04/10 (a) (e) (m) (x)	3,672

		Total Preferred Stocks (Cost $18,910)	17,954

PRINCIPAL AMOUNT ($)

		Loan Participations & Assignments — 3.7%
		Consumer Discretionary — 1.4%
		Automobiles — 0.1%
		Ford Motor Co., Term Loan B,
277		3.240%, 12/15/13	242
6,078		3.290%, 12/15/13	5,327

			5,569

		Broadcasting & Cable TV — 0.0% (g)
202		Mission Broadcasting, Inc., Term Loan B, 4.283%, 10/01/12	183

		Gaming — 0.1%
		Venetian Macau, Delayed Draw Project Term Loan,
861		5.790%, 05/05/13	814
122		5.790%, 05/05/13	115
234		Venetian Macau, Incremental Term Loan, 5.790%, 05/25/13	221
2,266		Venetian Macau, Term B Funded Project Loan, 5.790%, 05/25/13	2,143

			3,293

		Hotels, Restaurants & Leisure — 0.4%
		CCM Merger, Inc., Term Loan B,
9,799		8.500%, 07/13/12	9,358
1,605		8.500%, 07/13/12	1,532
764		8.500%, 07/13/12	730
667		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14	212
1,333		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14	423
4,027		Harrah’s Operating Co., Inc., Term B-2 Loan, 3.282%, 01/28/15	3,128
		Harrah’s Operating Co., Inc., Term B-3 Loan,
616		3.282%, 01/28/15	478
11		3.283%, 01/28/15	8
1,922		MGM Mirage, Term Loan, 6.000%, 10/03/11	1,724

			17,593

		Media — 0.8%
3,000		CCO Holdings LLC, 3rd Lien Term Loan, 6.750%, 09/06/14	2,587
4,830		Clear Channel Communications, Inc., Term Loan B, 0.000%, 01/29/16	3,631
688		Dex Media West, Term Loan B, 7.000%, 10/24/14	620
1,023		High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 09/14/16	851
		Idearc, Inc., Tranche B Term Loan,
28,222		3.220%, 11/17/14 (d)	13,405
2,799		6.250%, 11/17/14	1,330
		Newport Television LLC, Term Loan,
3,167		7.250%, 09/14/16	2,635
970		7.250%, 09/14/16	807
3,572		8.000%, 09/14/16	2,972
		Nexstar Broadcasting, Inc., Term Loan B,
189		5.000%, 10/01/12	172
1		6.250%, 10/01/12	–	(h)
		Univision Communications, Inc., 1st Lien Term Loan,
1,872		2.533%, 09/20/14	1,535
1,628		2.533%, 09/20/14	1,335

			31,880

		Multiline Retail — 0.0% (g)
		Neiman Marcus Group, Inc., Term Loan,
757		2.242%, 04/26/13	644
1,211		2.322%, 04/26/13	1,030

			1,674

		Specialty Retail — 0.0% (g)
		Claire’s Stores, Term Loan B,
2,140		3.033%, 05/29/14	1,669

			1,669

		Total Consumer Discretionary	61,861

		Consumer Staples — 0.2%
		Food & Staples Retailing — 0.0% (g)
1,260		Rite Aid Corp., Tranche 4 Term Loan, 9.500%, 06/01/15	1,296

		Household Products — 0.2%
98		Spectrum Brands, Inc., Letter of Credit, 1.500%, 06/30/12 (d)	94
		Spectrum Brands, Inc., Term Loan B,
7,575		6.250%, 06/30/12 (d)	7,302
766		8.000%, 06/30/12	738
766		8.000%, 06/30/12	738
766		8.000%, 06/30/12	739

			9,611

		Total Consumer Staples	10,907

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
569		ATP Oil & Gas Corp., Term B-1 Loan, 11.250%, 07/15/14	553
		ATP Oil & Gas Corp., Term B-2 Loan,
56		9.000%, 01/15/11	55
32		11.750%, 01/15/11	31

			639

		Total Energy	639

		Financials — 0.9%
		Capital Markets — 0.0% (g)
–	(h)	Nuveen Investments, Inc., 3.310%, 11/07/14	–	(h)
1,035		Nuveen Investments, Inc., 2nd Lien Term Loan, 12.000%, 07/21/15	1,062
		Nuveen Investments, Inc., Term Loan B,
423		3.281%, 11/07/14	352
428		3.282%, 11/07/14	356

			1,770

		Diversified Financial Services — 0.7%
13,545		Capmark Financial Group, 1st Lien Term Loan, 4.000%, 03/23/11	9,803
		CIT Group, Inc., Term Loan,
11,046		13.000%, 01/20/12	11,521
732		13.000%, 01/20/12	763
293		13.000%, 01/20/12	305
		CIT Group, Inc., Tranche 1B Term Loan,
1,316		13.000%, 01/20/12	1,372
1,316		13.000%, 01/20/12	1,372
1,316		13.000%, 01/20/12	1,372
1,316		13.000%, 01/20/12	1,373
1,316		13.000%, 01/20/12	1,373

			29,254

		Insurance — 0.0% (g)
410		USI Holdings Corp., Term Loan, 0.000%, 05/04/14	392

		Real Estate Investment Trusts (REITs) — 0.1%
4,000		General Growth Properties, Term Loan A, 0.000%, 02/24/10	3,621

		Real Estate Management & Development — 0.1%
1,211		Realogy Corp., 3.287%, 10/10/13	1,031
1,127		Realogy Corp., Delayed Draw Term Loan B, 3.284%, 10/10/13	959

			1,990

		Total Financials	37,027

		Industrials — 0.2%
		Building Products — 0.1%
3,046		Jacuzzi Brands Corp., 1st Lien Term Loan B, 2.531%, 02/07/14 (i)	1,974

		Commercial Services & Supplies — 0.1%
5,740		Quebecor World, Inc., Exit Term Loan, 9.000%, 07/10/12	5,761

		Machinery — 0.0% (g)
		Dresser, Inc., 2nd Lien Term Loan,
533		5.988%, 05/04/14	479
267		6.021%, 05/04/14	239

			718

		Total Industrials	8,453

		Information Technology — 0.3%
		IT Services — 0.2%
		First Data Corp., Initial Tranche B-1 Term Loan,
686		2.986%, 09/24/14	571
39		3.033%, 09/24/14	33
21		3.036%, 09/24/14	17
		First Data Corp., Initial Tranche B-2 Term Loan,
175		3.033%, 09/24/14	145
3,170		3.036%, 09/24/14	2,628
		First Data Corp., Initial Tranche B-3 Term Loan,
182		3.033%, 09/24/14	150
3,295		3.036%, 09/24/14	2,741

			6,285

		Semiconductors & Semiconductor Equipment — 0.1%
2,711		Freescale Semiconductor, Inc., Incremental Term Loan, 12.500%, 12/15/14	2,780
		Sensata Technologies Finance Co. LLC, U.S. Term Loan,
8		2.004%, 04/27/13	7
2,930		2.031%, 04/27/13	2,577

			5,364

		Total Information Technology	11,649

		Materials — 0.6%
		Chemicals — 0.4%
1,985		Cristal Inorganic Chemicals, 1st Lien Term Loan, 2.533%, 05/15/14 (i)	1,762
		INEOS Holdings, B2 Advance Term Loan, (United Kingdom),
14		7.501%, 12/14/13	12
1,334		7.501%, 12/14/13	1,149
		INEOS Holdings, C2 Advance Term Loan, (United Kingdom),
14		8.001%, 12/14/14	12
1,334		8.001%, 12/14/14	1,154
183		Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.736%, 12/20/13	133
80		Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.736%, 12/20/13	58
229		Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 3.986%, 12/22/14	167
229		Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 3.986%, 12/22/14	166
229		Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 3.986%, 12/22/14	167
		Lyondell Chemical Co., New Money DIP Term Loan,
308		1.500%, 02/03/10	320
617		13.000%, 02/03/10	639
		Lyondell Chemical Co., Roll-Up DIP Term Loan,
456		5.795%, 02/03/10	440
1,833		5.940%, 02/03/10	1,769
571		Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.736%, 12/20/13	414
		Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan,
155		7.000%, 12/20/14	112
840		7.000%, 12/20/14	610
995		Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	722
13,187		Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	9,574
299		Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.736%, 12/20/13	217

			19,597

		Containers & Packaging — 0.0% (g)
108		Smurfit Stone Container Enterprise, DIP Term Loan, 10.000%, 01/28/10	108

		Diversified Manufacturing — 0.0% (g)
1,489		BOC Edwards, 1st Priority Lien Term Loan, 2.256%, 05/31/14	1,185

		Paper & Forest Products — 0.2%
7,600		Abitibi, Inc., Term Loan, 11.000%, 03/31/11	6,612

		Total Materials	27,502

		Utilities — 0.1%
		Independent Power Producers & Energy Traders — 0.1%
1,485		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	1,356
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
3,548		3.742%, 10/10/14	2,646
28		3.753%, 10/10/14	20
18		3.783%, 10/10/14	14

			4,036

		Total Utilities	4,036

		Total Loan Participations & Assignments (Cost 149,317)	162,074

NUMBER OF WARRANTS

		Warrant — 0.0% (g)
		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
		World Color Press, Inc.,
23		Series I, expiring 7/20/2014 (Strike Price $13.00) (a)	106
23		Series II, expiring 7/20/2014 (Strike Price $16.30) (a)	109

			215

		Total Warrants (Cost 385)	215

NUMBER OF CONTRACTS

		Option Purchased — 0.9%
		Call Option Purchased — 0.1%
1		10 Year U.S. Note Futures, Expiring 12/24/09 @ $120.00, American Style	879
1		90 Day Eurodollar Futures, Expiring 12/14/09 @ $99.50, American Style	537

NOTIONAL AMOUNT

		Receiver Options Purchased on Interest Rate Swaps:
285,030		Expiring 09/22/10. If excercised the fund receives semi-annually 1.060% and pays quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	674

		Total Call Option Purchased (Cost $779)	2,090

		Receiver/Payer Straddle on Interest Rate Swap — 0.8%
141,834		Expiring 11/13/12. If excercised the Fund pay/receives semi-annually 4.665% and receives/pays quarterly floating 3 month LIBOR terminating 11/15/22, European Style. Counterparty: Deutsche Bank AG, New York (r)	19,578
85,100		Expiring 11/15/10. If excercised the Fund pay/receives semi-annually 4.060% and receives/pays quarterly floating 3 month LIBOR terminating 11/17/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	7,664
658,030		Expiring 11/16/10. If excercised the Fund pay/receives semi-annually 1.680% and receives/pays quarterly floating 3 month LIBOR terminating 11/18/11, European Style. Counterparty: Citibank, N.A. (r)	6,106

		Total Receiver/Payer Straddle on Interest Rate Swap (Cost $32,490)	33,348

NUMBER OF CONTRACTS

		Put Option Purchased — 0.0% (g)
1		10 Year U.S. Note Futures, Expiring 12/24/09 @ 115.50, American Style	14
1		90 Day Eurodollar Futures, Expiring 06/14/10 @ $99.38, American Style	346

NOTIONAL AMOUNT

		Payer Options Purchased on Interest Rate Swaps:
13,000		Expiring 03/25/10. If excercised the fund pays semi-annually 4.250% and receives quarterly floating 3 month LIBOR terminating 03/29/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	65
15,000		Expiring 06/30/10. If excercised the fund pays semi-annually 4.698% and receives quarterly floating 3 month LIBOR terminating 07/02/20, European Style. Counterparty: Royal Bank of Scotland (r)	119
7,500		Expiring 07/12/10. If excercised the fund pays semi-annually 4.388% and receives quarterly floating 3 month LIBOR terminating 07/14/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	96
285,030		Expiring 09/22/10. If excercised the fund pays semi-annually 3.060% and receives quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	211

		Total Put Option Purchased (Cost $2,849)	851

		Total Options Purchased (Cost $36,118)	36,289

SHARES

		Short-Term Investments — 64.5%
		U.S. Treasury Bill — 0.1%
4,295		U.S. Treasury Bill, 0.062%, 01/14/10 (k) (n)	4,295

		Investment Company — 64.4%
2,799,397		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $2,799,397)	2,799,397

		Total Short-Term Investments (Cost $2,803,692)	2,803,692

		Total Investments — 102.2% (Cost $4,332,329)	4,439,989
		Liabilities in Excess of Other Assets — (2.2)%	(93,843)

		NET ASSETS — 100.0%	$4,346,146

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
551	Eurodollar	12/14/09	$137,354	$1,338
268	30 Day Federal Funds	02/26/10	111,491	322
62	30 Day Federal Funds	04/30/10	25,785	(3)
62	30 Day Federal Funds	05/28/10	25,776	– (h)
359	Eurodollar	09/13/10	89,059	138
1,500	Eurodollar	06/13/11	368,419	697
	Short Futures Outstanding
(105)	30 Day Federal Funds	01/29/10	(43,692)	(37)
(208)	Eurodollar	03/15/10	(51,800)	12
(56)	10 Year U.S. Treasury Note	03/22/10	(6,716)	(2)
(71)	30 Year U.S. Treasury Bond	03/22/10	(8,713)	(42)
(17)	2 Year U.S. Treasury Note	03/31/10	(3,704)	(7)
(1,387)	30 Day Federal Funds	03/31/10	(576,923)	(685)
(81)	5 Year U.S. Treasury Note	03/31/10	(9,498)	(53)
(750)	Eurodollar	06/14/10	(186,516)	21
(750)	3 Month Euro	06/18/12	(182,222)	(471)

				$1,228

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

2,400,000	GBP	12/17/09	$3,979	$3,948	$31

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
DIP	—	Debtor-in-possession
ETF	—	Exchange Traded Fund
GBP	—	British Pound
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SPDR	—	Standard & Poor’s Depository Receipts
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(r)	Rates shown are per annum and payments are as described.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2009.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,741
Aggregate gross unrealized depreciation	(9,081)

Net unrealized appreciation/depreciation	$107,660

Federal income tax cost of investments	$4,332,329

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$ 99.25	06/14/10	855	$ (737)
90 Day Eurodollar Futures, American Style	99.63	12/14/09	987	(253)
				$ (990)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$ 98.38	12/14/09	493	$ (3)
90 Day Eurodollar Futures, American Style	99.00	06/14/10	938	(188)
10 Year U.S. Treasury Note Futures, American Style	114.00	12/24/09	916	(14)
				$ (205)

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	5.388% semi-annually	07/12/10	07/14/20	$ 7,500	$ (29)
(Premiums received of $108.)

* European Style

** The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.

Receiver/Payer Straddles on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	4.425% semi-annually	11/14/11	11/16/21	$ 226,934	$ (27,763)
(Premiums received of $26,824.)

* European Style

** The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	12/20/14	0.697%	$ 5,000	$ (83)	$ 155
Barclays Bank plc:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	12/20/14	0.768	9,000	(118)	149
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	12/20/14	1.678	9,000	266	(422)
Citibank, N.A.:
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/14	0.707	5,000	(77)	85
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.465	5,500	(153)	190
Wells Fargo & Co., 0.481%, 10/28/15	1.000% quarterly	12/20/14	1.075	6,000	9	11
Credit Suisse International:
Comcast Cable Communications LLC, 7.125%, 06/15/13	1.000% quarterly	09/20/14	0.528	5,000	(119)	178
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.400	4,000	(119)	119
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.406	5,000	(147)	157
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.722	9,000	(138)	172
Kingdom of Sweden, 3.875%, 12/29/09	1.420% quarterly	03/20/14	0.461	3,350	(143)	-
Kingdom of Sweden, 3.875%, 12/29/09	1.540% quarterly	03/20/14	0.461	1,650	(79)	-
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.168	2,000	(255)	(80)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	5,000	44	(48)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	12/20/14	1.267	13,000	137	(119)
Time Warner Cable, Inc., 5.850%, 05/01/17	1.000% quarterly	12/20/14	1.475	5,600	113	(104)
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	12/20/14	0.697	7,000	(116)	225
Deutsche Bank AG, New York:
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.400	8,000	(237)	233
Kohl's Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/14	0.903	4,000	(25)	14
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.236	6,500	352	(439)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.236	7,000	380	(475)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.236	11,000	596	(601)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.168	4,000	(511)	(36)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.168	4,000	(511)	86
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	2.204	5,000	(659)	311
Macy's Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	12/20/14	2.666	5,000	361	(429)
MGIC Investment Corp., 5.375%, 11/01/15	5.000% quarterly	12/20/14	11.715	3,400	693	(1,658)
Nokia OYJ, 6.750%, 02/04/19	0.250% quarterly	12/20/14	0.602	6,000	99	(86)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	2,500	22	(24)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	2,500	22	(13)
Republic of Austria, 5.250%, 01/04/11	1.620% quarterly	06/20/14	0.676	7,700	(342)	-
Republic of Slovenia, 3.875%, 12/29/09	1.580% quarterly	03/20/14	0.461	2,500	(124)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	03/20/14	0.623	5,000	(360)	-
Sara Lee Corp., 6.125%, 11/01/32	1.000% quarterly	06/20/14	0.570	5,000	(104)	132
Walt Disney Co. (The), 5.625%, 09/15/16	1.000% quarterly	09/20/14	0.482	5,000	(129)	133
Royal Bank of Scotland:
Lowe's Cos., Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/14	0.697	5,000	(79)	94
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	5,000	44	(73)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	5,000	44	(84)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	12/20/14	1.267	7,000	74	11
Republic of Slovenia, 5.375%, 04/11/11	2.050% semi-annually	02/20/14	0.616	1,050	(68)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually	02/20/14	0.616	260	(17)	-
Republic of Slovenia, 5.375%, 04/11/11	2.197% semi-annually	02/20/14	0.616	230	(16)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	02/20/14	0.616	160	(12)	-
TJX Cos., Inc., 7.450%, 12/15/09	1.000% quarterly	09/20/14	0.677	8,000	(134)	269
Woolworths Ltd., 5.550%, 11/15/15	1.000% quarterly	12/20/14	0.465	6,500	(181)	148
Union Bank of Switzerland AG:
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.722	6,500	(99)	125
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	12/20/14	1.267	7,000	74	(25)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	12/20/14	1.267	13,000	137	(100)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.465	10,500	(292)	363
					$ (1,980)	$ (1,456)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619%	$ 9,800	$ 2,443	$ (2,586)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619	10,500	2,617	(2,400)
Credit Suisse International:
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	1,500	141	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	2,500	235	(560)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	3,500	329	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	5,000	470	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	7.096	5,000	1,452	(1,475)
Deutsche Bank AG, New York:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619	10,700	2,667	(2,231)
CDX.EM.11	5.000% semi-annually	06/20/14	2.827	5,000	(556)	132
CDX.EM.11	5.000% semi-annually	06/20/14	2.827	5,000	(556)	239
CDX.NA.HY.12.8	5.000% quarterly	06/20/14	6.456	5,000	203	(549)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	5,700	535	(1,097)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619	1,500	374	(277)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619	8,800	2,194	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619	12,100	3,016	(3,595)
CDX.EM.11	5.000% semi-annually	06/20/14	2.827	5,000	(556)	(38)
CDX.NA.HY.12.8	5.000% quarterly	06/20/14	6.456	5,000	203	(316)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	7.096	6,500	1,888	(1,540)
					$ 17,099	$ (21,597)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.689%	$ 9,000	$ (270)	$ 363
Credit Suisse International:
Comcast Corp., 5.300%, 01/15/14	1.000% quarterly	09/20/14	1.343	5,000	(67)	59
Comcast Corp., 5.300%, 01/15/14	1.000% quarterly	12/20/14	1.370	5,600	(86)	78
Grohe Holding GmbH, 8.625%, 10/01/14	5.000% quarterly	12/20/14	11.542	1,650	(540)	619
Grohe Holding GmbH, 8.625%, 10/01/14	5.000% quarterly	12/20/14	11.542	2,000	(655)	703
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.689	13,000	(390)	349
Deutsche Bank AG, New York:
Ambac Financial Group, Inc., 9.375%, 08/01/11	5.000% quarterly	12/20/14	58.355	3,250	(2,256)	2,248
Grohe Holding GmbH, 8.625%, 10/01/14	5.000% quarterly	12/20/14	11.542	4,350	(1,424)	1,254
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.147	4,000	514	(78)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.147	4,000	514	(153)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	2.189	5,000	661	(344)
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.225	6,500	(349)	412
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.225	7,000	(375)	480
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.225	11,000	(590)	530
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly	06/20/14	2.083	2,000	262	330
Radian Group, Inc., 5.375%, 06/15/15	5.000% quarterly	12/20/14	18.617	1,500	(514)	561
Radian Group, Inc., 5.375%, 06/15/15	5.000% quarterly	12/20/14	18.617	3,500	(1,200)	1,174
Union Bank of Switzerland AG:
Assured Guaranty US Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly	12/20/14	8.682	6,500	(829)	955
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.689	13,000	(390)	338
Radian Group, Inc., 5.375%, 06/15/15	5.000% quarterly	12/20/14	18.617	6,500	(2,228)	1,668
Sears Roebuck Acceptance Corp., 7.500%, 01/15/13	5.000% quarterly	12/20/14	4.304	3,500	137	(287)
					$ (10,075)	$ 11,259

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.HY.9.18	3.750% quarterly	12/20/10	4.354%	$ 6,000	$ 6	$ 175
Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	3,500	(2,334)	2,256
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	8,900	(5,936)	6,050
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	20,000	(13,339)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	20,000	(13,339)	12,991
CMBX.NA.AJ.2.1	1.090% monthly	03/15/49	9.900	3,500	(1,425)	1,468
Credit Suisse International:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	4,200	(2,801)	2,965
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	4,200	(2,801)	2,965
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	6,000	(4,001)	4,137
CDX.HY.9.18	3.750% quarterly	12/20/10	4.354	7,000	7	186
CMBX.NA.AAA.4.1	0.350% monthly	02/17/51	4.051	5,000	(1,111)	1,175
CMBX.NA.AJ.2.1	1.090% monthly	03/15/49	9.900	3,500	(1,425)	1,467
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	1,500	(1,000)	808
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	2,800	(1,868)	1,981
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	8,000	(5,336)	5,799
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	11,000	(7,337)	7,782
CMBX.2.1	0.150% monthly	03/15/49	14.932	3,000	(1,783)	1,747
CMBX.2.1	0.150% monthly	03/15/49	14.932	6,000	(3,565)	3,502
CMBX.NA.AAA.4.1	0.350% monthly	02/17/51	4.051	6,500	(1,444)	1,250
					$ (70,832)	$ 72,052

[1]  The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]  The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]  Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]  The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)		TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND
Citibank, N.A.	3.352% semi-annually	3 month LIBOR quarterly	10/06/19	$ 72,350	$ (787)	$ -
Citibank, N.A.	4.253% semi-annually	3 month LIBOR quarterly	11/17/39	63,270	(2,591)	-
Credit Suisse International	4.184% semi-annually	3 month LIBOR quarterly	09/24/39	25,400	(877)	-
Deutsche Bank AG, New York	1.220% semi-annually	3 month LIBOR quarterly	12/18/11	314,660	(1,091)	-
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.620% semi-annually	12/18/14	262,720	3,183	-
Deutsche Bank AG, New York	3.542% semi-annually	3 month LIBOR quarterly	12/18/19	72,280	(1,401)	-
					$ (3,564)	$ -

 [1]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Citibank, N.A. (†)	U.S. Treasury Note, 4.375%, 11/15/39	$ 99.55	12/11/09	$ 66,740	$ 2,189	$ -
Citibank, N.A. (††)	U.S. Treasury Note, 3.625%, 08/15/19	102.02	12/21/09	73,170	871	-
Credit Suisse International (††)	U.S. Treasury Note, 4.500%, 08/15/39	103.65	12/16/09	25,400	287	-
					$ 3,347	$ -
(†) If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock.  If the market price is below the price lock at termination, the Fund receives the difference between the price lock a

(††) If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock.  If the market price is below the price lock at termination, the Fund pays the difference between the price lock

[1]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

1. Derivatives

The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments, or to generate income or gain to the Fund. The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Derivative notional amounts and values which are disclosed in the Schedule of Portfolio Investments are indicative of the volume of the Fund’s derivative activities.

Notes 1A – 1D below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury index or other financial futures to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedule of Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions

1B. Forward Foreign Currency Contracts- The Fund may be exposed to foreign currency risks associated with portfolio investments and use forward foreign currency contracts to hedge or manage these exposures. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The values of forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency and changes to value are recorded as unrealized appreciation or depreciation until the contract settlement date. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Options - The Fund purchases and sells (write) put and call options on various instruments including futures, securities and interest rate swaps (referred to as swaptions) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (strike price) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions are settled for cash. Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price.

Purchased Options – Premiums paid by the Fund for purchased options are adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, a Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options- Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Written uncovered call options subject the fund to unlimited risk of loss. Written covered call options limit the upside potential of the security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the par premium.

1D. Swaps - The Fund may engage in various swap transactions, including interest rate, credit default, index, price lock, spreadlock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) currency, and inflation risks within their respective portfolios. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund, are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps - The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments, to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced: by the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and, net amounts received from credit default swaps purchased with the identical reference obligation.

Price Locks – The Fund enters into price locks to hedge interest rate exposures within its investment portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

Interest Rate Swaps – The Fund enters into interest rate swaps to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Industrials	$383	$—	$—	$383

Total Common Stocks	383	—	—	383

Preferred Stocks
Consumer Discretionary	4,260	10,022	—	14,282
Financials	—	3,672	—	3,672

Total Preferred Stocks	4,260	13,694	—	17,954

Debt Securities
Asset-Backed Securities	—	40,592	—	40,592
Collateralized Mortgage
Obligations	—	266,864	—	266,864
Commercial Mortgage-Backed
Securities	—	12,410	—	12,410
Corporate Bonds
Consumer Discretionary	—	327,967	—	327,967
Consumer Staples	—	64,377	—	64,377
Energy	—	47,694	—	47,694
Financials	—	175,570	—	175,570
Health Care	—	53,340	—	53,340
Industrials	—	130,678	—	130,678
Information Technology	—	57,584	—	57,584
Materials	—	140,349	—	140,349
Telecommunication Services	—	67,740	—	67,740
Utilities	—	19,687	—	19,687

Total Corporate Bonds	—	1,084,986	—	1,084,986

Mortgage Pass-Through Securities	—	923	—	923
Investment Companies	13,607	—	—	13,607
Loan Participations & Assignments
Consumer Discretionary	—	61,861	—	61,861
Consumer Staples	—	10,907	—	10,907
Energy	—	639	—	639
Financials	—	37,027	—	37,027
Industrials	—	8,453	—	8,453
Information Technology	—	11,649	—	11,649
Materials	—	27,502	—	27,502
Utilities	—	4,036	—	4,036

Total Loan Participations & Assignments	—	162,074	—	162,074

Options Purchased
Call Option Purchased	1,416	—	—	1,416
Payer Options Purchased on
Interest Rate Swaps	—	491	—	491
Put Options Purchased	360	—	—	360
Receiver Options Purchased on
Interest Rate Swaps	—	674	—	674
Receiver/Payer Straddles on
Interest Rate Swaps	—	33,348	—	33,348
Warrants
Industrials	215	—	—	215
Short-Term Investments
Investment Companies	2,799,397	—	—	2,799,397
U.S. Treasury Bills	—	4,295	—	4,295

Total Investments in Securities	$2,819,638	$1,620,351	$—	$4,439,989

Liabilities in Securities Sold Short†
Options Written
Call Options Written	(990)	—	—	(990)
Payer Options Written on Interest
Rate Swaps	—	(29)	—	(29)
Put Options Written	(205)	—	—	(205)
Receiver/Payer Straddles on
Interest Rate Swaps	—	(27,763)	—	(27,763)

Total Liabilities in Securities Sold Short	$(1,195)	$(27,792)	$—	$(28,987)

Appreciation in Other Financial Instruments*
Forward Foreign Currency Exchange
Contracts	$—	$31	$—	$31
Futures Contracts	2,528	—	—	2,528
Swaps	$—	$12,908	$—	$12,908

Total Appreciation in Other Financial Instruments	$2,528	$12,939	$—	$15,467

Depreciation in Other Financial Instruments*
Futures Contracts	$(1,300)	$—	$—	$(1,300)
Swaps	$—	$(18,655)	$—	$(18,655)

Total Depreciation in Other Financial Instruments	$(1,300)	$(18,655)	$—	$(19,955)

†	Liabilities in securities sold short may include written options.
*	Other financial instruments include futures, forwards and swap contracts.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Corporate Bonds — 1.9%
		Consumer Discretionary — 0.6%
		Hotels, Restaurants & Leisure — 0.6%
100		Seminole Hard Rock Entertainment, Inc., VAR, 2.799%, 03/15/14 (e)	81

		Industrials — 0.6%
		Road & Rail — 0.6%
100		Quality Distribution LLC/QD Capital Corp., 10.000%, 06/01/13 (e)	80

		Materials — 0.7%
		Containers & Packaging — 0.7%
100		Constar International, Inc., VAR, 9.643%, 02/15/12	86

		Total Corporate Bonds (Cost $296)	247

		Municipal Bonds — 76.2% (t)
		Alaska — 1.3%
185		Northern Tobacco Securitization Corp., Series A, Class A, Rev., 4.625%, 06/01/14	171

		Arizona — 11.3%
		Arizona School Facilities Board, State School Trust,
300		Rev., AMBAC, 5.000%, 07/01/18	315
200		Series A, Class A, Rev., AMBAC, 5.750%, 07/01/14 (p)	238
190		City of Phoenix, Series A, GO, 6.250%, 07/01/17	238
500		City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	608
80		Pima County IDA, American Charter Schools Foundation, Series A, Class A, Rev., 5.125%, 07/01/15	76

			1,475

		Arkansas — 3.1%
220		Arkansas Development Finance Authority, Single Family Mortgage, Series
		D, Class D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	233
170		City of Fayetteville, Sales & Use Tax, Rev., FSA, 4.250%, 11/01/15	177

			410

		California — 3.7%
100		California Rural Home Mortgage Finance Authority, Single Family
		Mortgage, Mortgage-Backed Security Program, Series A, Class A, Rev.,
		GNMA/FNMA/FHLMC, 5.400%, 06/01/16	104
100		Escondido Union High School District, Capital Appreciation, Series A, Class A, GO, AGC, Zero Coupon, 08/01/23	49
420		Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Class A, Rev., Zero Coupon, 01/01/24 (m) (p)	234
100		Sierra View Local Health Care District, Rev., 4.875%, 07/01/17	99

			486

		Colorado — 2.1%
75		Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	88
180		El Paso County, Single Family Mortgage, Southern Front Range, Series E, Class E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	191

			279

		Delaware — 1.1%
140		Delaware State Housing Authority, Single Family Mortgage, Series D-1, Class D, Rev., AMT, 4.625%, 07/01/17	141

		District of Columbia — 0.8%
100		District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/16	101

		Florida — 0.8%
100		Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, NATL-RE, FGIC, 5.000%, 11/01/11	106

		Georgia — 1.6%
100		Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	110
100		Main Street Natural Gas, Inc., Series A, Class A, Rev., 5.000%, 09/15/14	104

			214

		Hawaii — 0.8%
100		City & County of Honolulu, Series D, Class D, GO, 5.250%, 09/01/19	109

		Illinois — 2.7%
45		City of Chicago, Single Family Mortgage, Series C, Class C, Rev., GNMA/FNMA/FHLMC, 4.200%, 12/01/16	45
250		Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	307

			352

		Kansas — 4.3%
210		City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 04/01/16	221

300		City of Wichita, Water & Sewer Utilities, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	336

			557

		Louisiana — 1.5%
50		East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities
		Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	54
70		Jerfferson Parish Finance Authority, Single Family, Series B, Class B, Rev., GNMA/FNMA/FHLMC, 4.400%, 06/01/17	71
75		New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Class A, Rev., 5.500%, 01/01/19 (w)	75

			200

		Massachusetts — 3.8%
300		Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28 (m)	359
150		Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/15	136

			495

		Michigan — 0.4%
50		City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/14	46

		Minnesota — 1.5%
200		Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	199

		Missouri — 3.8%
400		Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., FSA, 5.250%, 07/01/25	432
70		Kansas City, Manicor Project, Tax Allocation, Series A, Class A, 5.000%, 03/01/12	70

			502

		Montana — 1.2%
150		Montana Board of Housing, Single Family Mortgage, Series B, Class B, Rev., 5.500%, 06/01/15	155

		New Hampshire — 0.9%
100		City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/27	121

		New Jersey — 4.0%
300		New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	328
200		Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/17	193

			521

		New Mexico — 0.5%
60		New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I-D-3, Class E, Rev., AMT, GNMA/FNMA/FHLMC, 4.500%, 01/01/10	60

		New York — 3.2%
200		New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATL-RE, 5.000%, 10/01/15	226
200		Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	198

			424

		North Carolina — 2.9%
75		North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/13	80
295		North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	304

			384

		Ohio — 3.0%
80		Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 01/04/10	74
125		Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Class A, Rev., 5.000%, 06/01/17	124
100		Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	113
75		Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	80

			391

		Oklahoma — 0.8%
100		Chickasawa Nation, Health Systems, Rev., 5.375%, 12/01/17 (e)	105

		Oregon — 2.0%
150		Clackamas County School District No. 7J, Lake Oswego, GO, FSA, 5.250%, 06/01/25	179
75		Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/14	76

			255

		Pennsylvania — 0.6%
70		Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Class A, Rev., 5.000%, 05/01/12	74

		Rhode Island — 0.7%
85		Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Class A, Rev., 4.650%, 01/04/10	86

		Texas — 9.3%
95		Austin Independent School District, Series B, Class B, GO, PSF-GTD, 5.000%, 08/01/15	109
80		Fort Bend County, GO, 5.250%, 03/01/18	86
60		Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Class A, Rev., 5.000%, 11/15/15	68
190		Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	196
100		SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	108
340		State of Texas, Water Financial Assistance, Series D, Class D, GO, AMT, 5.000%, 08/01/17	361
100		Texas A&M University, Series A, Rev., 5.000%, 07/01/25	114
170		Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	179

			1,221

		Washington — 1.0%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22 (m)	128

		Wisconsin — 1.5%
200		Wisconsin Health & Education Facilities, Rev., 4.420%, 10/01/27 (i)	202

		Total Municipal Bonds (Cost $9,716)	9,970

		Loan Participations & Assignments — 16.5%
		Consumer Discretionary — 5.3%
		Automobiles — 0.7%
		Ford Motor Co., Term Loan B,
5		3.240%, 12/15/13	5
93		3.290%, 12/15/13	82

			87

		Hotels, Restaurants & Leisure — 2.0%
		CCM Merger, Inc., Term Loan B,
38		8.500%, 07/13/12	36
10		8.500%, 07/13/12	9
5		8.500%, 07/13/12	5
95		HSP Gaming, Term Loan, 11.250%, 08/20/14	93
130		Six Flags Theme Parks, Inc., Term Loan B, 2.500%, 04/30/15	122

			265

		Media — 1.9%
149		Cengage Learning Acquisitions, Term Loan, 2.730%, 07/15/14	127
		Univision Communications, Inc., 1st Lien Term Loan,
9		2.533%, 09/20/14	7
141		2.533%, 09/20/14	116

			250

		Textiles, Apparel & Luxury Goods — 0.7%
		Polymer Group, Inc., Term Loan B,
–	(h)	2.560%, 11/22/12	–	(h)
95		7.000%, 11/22/14	94

			94

		Total Consumer Discretionary	696

		Consumer Staples — 1.1%
		Household Products — 1.1%
		Spectrum Brands, Inc., Term Loan B,
–	(h)	6.250%, 06/30/12 (d)	–	(h)
49		8.000%, 06/30/12	47
49		8.000%, 06/30/12	47
49		8.000%, 06/30/12	47

			141

		Total Consumer Staples	141

		Financials — 0.8%
		Diversified Financial Services — 0.8%
		CIT Group, Inc., Tranche 1B Term Loan,
20		13.000%, 01/20/12	21
20		13.000%, 01/20/12	21
20		13.000%, 01/20/12	21
20		13.000%, 01/20/12	20
20		13.000%, 01/20/12	21

			104

		Total Financials	104

		Health Care — 1.4%
		Health Care Providers & Services — 1.4%
3		Community Health Systems, Inc., Delayed Draw, 2.511%, 07/25/14	3
		Community Health Systems, Inc., Term Loan,
5		2.484%, 07/25/14	4
51		2.506%, 07/25/14	47
112		HCA, Inc., Term Loan B, 2.533%, 11/18/13	104
2		IASIS Healthcare Corp., Letter of Credit, 0.135%, 03/15/14	2
20		IASIS Healthcare Corp., Term Loan, 2.234%, 03/14/14	18

			178

		Total Health Care	178

		Industrials — 2.0%
		Airlines — 0.7%
		Delta Airlines, Inc., 1st Lien Term Loan,
4		0.094%, 04/30/12	3
2		2.281%, 04/30/12	2
93		2.284%, 04/30/12	82

			87

		Commercial Services & Supplies — 0.9%
		Clarke American Corp., Term Loan B,
18		2.734%, 06/27/14	14
32		2.783%, 06/27/14	26
29		2.783%, 06/27/14	24
11		2.783%, 06/27/14	9
45		Quebecor World, Inc., Exit Term Loan, 9.000%, 07/10/12	45

			118

		Electrical Equipment — 0.4%
59		Generac Power System, Term Loan B, 0.000%, 11/10/13	54

		Total Industrials	259

		Information Technology — 1.7%
		Communications Equipment — 1.0%
150		Avaya, Inc., Term Loan B, 3.011%, 10/26/14	126

		IT Services — 0.1%
		First Data Corp., Initial Tranche B-3 Term Loan,
1		3.033%, 09/24/14	1
23		3.036%, 09/24/14	20

			21

		Semiconductors & Semiconductor Equipment — 0.6%
98		Freescale Semiconductor, Inc., Term Loan, 1.994%, 11/29/13	80

		Total Information Technology	227

		Materials — 1.0%
		Chemicals — 1.0%
36		BOC Edwards, 1st Priority Lien Term Loan, 2.256%, 05/31/14	29
3		Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.736%,12/20/13	2
1		Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.736%, 12/20/13	1
3		Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 3.986%, 12/22/14	2
3		Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 3.986%, 12/22/14	3
3		Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 3.986%, 12/22/14	2
–	(h)	Lyondell Chemical Co., New Money DIP Term Loan, 13.000%, 02/03/10	–	(h)
		Lyondell Chemical Co., Roll-Up DIP Term Loan,
27		5.795%, 02/03/10	26
25		5.940%, 02/03/10	24
9		Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.736%, 12/20/13	6
15		Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	11
15		Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	11
15		Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	11
5		Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.736%, 12/20/13	3

			131

		Total Materials	131

		Telecommunication Services — 0.9%
		Diversified Telecommunication Services — 0.9%
		Time Warner Telecom, Term Loan B,
82		1.990%, 11/30/10	78
40		2.040%, 11/30/10	37

			115

		Total Telecommunication Services	115

		Utilities — 2.3%
		Independent Power Producers & Energy Traders — 2.3%
123		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	112
44		NRG Energy, Inc. (Opco), Credit-Linked Deposit LC, 0.183%, 02/01/13	40
		NRG Energy, Inc. (Opco), Term Loan B,
23		1.988%, 02/01/13	21
59		2.033%, 02/01/13	54
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
97		3.742%, 10/10/14	73
1		3.753%, 10/10/14	1
1		3.783%, 10/10/14	–	(h)

			301

		Total Utilities	301

		Total Loan Participations & Assignments (Cost 2,172)	2,152

SHARES
		Short-Term Investment — 3.8%
		Investment Company — 3.8%
494		JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130%, 12/31/49 (b) (l) (m) (Cost $494)	494

		Total Investments — 98.4% (Cost $12,678)	12,863
		Other Assets in Excess of Liabilities — 1.6%	214

		NET ASSETS — 100.0%	$13,077

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
DIP	—	Debtor-in-possession
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$380
Aggregate gross unrealized depreciation	(195)

Net unrealized appreciation/depreciation	$185

Federal income tax cost of investments	$12,678

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$494	$12,369	$—	$12,863

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 96.2%
	Alabama — 0.0% (g)
9,850	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, AMBAC-TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	9,850
3,410	Mobile County IDA, PCR, Exxon-Mobil Project, Rev., VRDO, 0.210%, 12/01/09	3,410

		13,260

	Alaska — 0.3%
	Alaska Housing Finance Corp.,
11,005	Series 1407, Rev., VRDO, GNMA/FNMA, 0.420%, 12/07/09	11,005
20,000	Series D, Rev., VRDO, 0.280%, 12/07/09	20,000
10,320	Series PZ-126, Rev., VRDO, LIQ: Wells Fargo & Co., 0.500%, 12/07/09	10,320
15,000	Alaska Industrial Development & Export Authority, Greater Fairbanks, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.270%, 12/03/09	15,000
14,500	City of Valdez, Marine Term, BP Pipelines, Inc. Project, Series A, Rev., VRDO, 0.190%, 12/01/09	14,500

		70,825

	Arizona — 0.9%
	Apache County IDA, Tucson Electric Power Co.,
57,600	Series 83-B, Rev., VRDO, LOC: Bank of New York N.A., 0.350%, 12/02/09	57,600
10,500	Series 83-C, Rev., VRDO, LOC: Bank of New York N.A., 0.270%, 12/02/09	10,500
7,700	Apache County IDA, Tucson Electric Power Co., Springville, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 12/02/09	7,700
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/03/09	7,160
7,500	Maricopa County IDA, Valley of The Sun YMCA, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 12/03/09	7,500
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.270%, 12/03/09 (e)	15,760
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 12/01/09	2,000
10,870	Pima County, Series PZ-195, GO, VRDO, FGIC, LIQ: Wells Fargo & Co., 0.500%, 12/07/09	10,870
21,800	Pima County IDA, Tucson Electric, Series 1982 , Rev., VRDO, LOC: Bank of New York N.A., 0.350%, 12/02/09	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Series 1982 , Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 12/02/09	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 0.570%, 12/07/09	25,585
35,535	Sun Devil Energy Center, LLC, Arizona State University Project, Rev., VRDO, AGC, 0.400%, 12/02/09	35,535
7,865	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.340%, 12/03/09	7,865

		231,575

	California — 6.8%
10,300	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.220%, 12/01/09	10,300
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/03/09	2,385
4,000	Abag Finance Authority for Nonprofit Corps., Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/03/09	4,000
7,600	Austin Trust Various States, Series 2007-1021, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 12/07/09	7,600
	Bay Area Toll Authority,
15,000	Series B-1, Rev., VRDO, 0.230%, 12/03/09	15,000
43,300	Series D-1, Rev., VRDO, 0.230%, 12/07/09	43,300
5,200	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/02/09	5,200
3,985	California Health Facilities Financing Authority, Lucile Salter, Series A, Rev., VRDO, 0.220%, 12/03/09	3,985
	California Housing Finance Agency,
16,555	Series 1418-R, Rev., VRDO, 0.410%, 12/07/09	16,555
4,480	Series 1419-R, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.410%, 12/07/09	4,480
	California Housing Finance Agency, Home Mortgage,
6,140	Series D, Rev., VRDO, AMT, 0.330%, 12/01/09	6,140
10,000	Series H, Rev., VRDO, AMT, 0.450%, 12/01/09	10,000
5,000	Series K, Rev., VRDO, AMT, 0.300%, 12/01/09	5,000
450	California Housing Finance Agency, Multi-Family Housing, Series B, Rev., VRDO, AMT, 0.400%, 12/01/09	450
2,300	California Infrastructure & Economic Development Bank, Contemporary Jewish Museum, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	2,300
115	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of Canada N.A., 0.450%, 12/03/09	115
8,550	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	8,550
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 12/02/09	1,610
11,790	California Infrastructure & Economic Development Bank, Orange County Performing, Series A, Rev., VRDO , LOC: Bank of America N.A., 0.230%, 12/01/09	11,790
19,000	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 12/01/09	19,000
1,000	California Pollution Control Financing Authority, Air Products, Remarket, Series B, Rev., VRDO, 0.240%, 12/01/09	1,000
13,895	California Pollution Control Financing Authority, Exxon Mobil Project, Rev., VRDO, 0.200%, 12/01/29	13,895
23,145	California Rural Home Mortgage Finance Authority, Home Buyers Fund, Series ROCS-RR-II-R-11647, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A, 0.320%, 12/03/09 (e)	23,145
77,970	California State Department of Water Resources, Power Supply, Series B-4, Rev., VRDO, LOC: Bayerische Landesbank, 0.190%, 12/01/09	77,970
88,455	California State University, Series ROCS-RR-II-R-12250, Rev., VRDO, FSA-CR, AMBAC, 0.400%, 12/03/09 (e)	88,455
	California Statewide Communities Development Authority,
18,000	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.270%, 12/03/09 (e)	18,000
21,800	Series L, Rev., VRDO, 0.230%, 12/02/09	21,800
900	California Statewide Communities Development Authority, Childrens Hospital, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	900
2,900	California Statewide Communities Development Authority, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: Federal Home Loan Bank, 0.230%, 12/03/09	2,900
	California Statewide Communities Development Authority, Kaiser Permanente,
35,500	Series A, Rev., VRDO, 0.230%, 12/02/09	35,500
46,015	Series B, Rev., VRDO, 0.230%, 12/02/09	46,015
20,000	Series C, Rev., VAR, 3.000%, 04/01/10	20,252
35,700	Series M, Rev., VRDO, 0.230%, 12/02/09	35,700
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 12/03/09	3,420
10,850	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A, 0.200%, 12/01/09	10,850
9,750	California Statewide Communities Development Authority, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/01/09	9,750
10,000	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of Canada N.A., 0.260%, 12/01/09	10,000
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 12/01/09	3,950
12,975	City of Irvine, Improvement Bond Act of 1915, No. 89-10, Special Assessment, VRDO, LOC: Bayerische Hypo-und Vereinsbank AG, 0.200%, 12/01/09	12,975
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 12/03/09	4,800
1,800	City of Los Angeles, Multi-Family Housing, Loans to Lender Program, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 0.200%, 12/01/09	1,800
31,090	City of Modesto, Series A, COP, VRDO, AGC, 0.250%, 12/03/09	31,090
21,310	City of San Francisco & County Public Utilities Commission, Series 2190, Rev., VRDO, FSA, LIQ: Wells Fargo Bank N.A., 0.270%, 12/03/09	21,310
	Deutsche Bank Spears/Lifers Trust Various States,
6,995	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 12/07/09	6,995
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.260%, 12/07/09	11,945
53,895	Dexia Credit Local Certificates Trust, Series 2008-065, GO, VRDO, FSA, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.470%, 12/07/09	53,895
11,685	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.240%, 12/03/09	11,685
13,420	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	13,420
13,805	Eclipse Funding Trust, Solar Eclipse, Tax Allocation, Series 2006-0067, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	13,805
5,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 12/02/09	5,100
8,500	Irvine Ranch Water District, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.130%, 12/01/09	8,500
6,980	Irvine Ranch Water District, Construction Improvement Districts, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.210%, 12/01/09	6,980
11,665	Long Beach Bond Finance Authority, Series 2094, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	11,665
	Los Angeles Community College District,
22,500	Series ROCS-RR-II-R-11768, GO, VRDO, FSA-CR, FGIC, LIQ: Citibank N.A, 0.250%, 12/03/09 (e)	22,500
16,600	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A, 0.250%, 12/03/09 (e)	16,600
3,800	Los Angeles Department of Water & Power, Subseries B-6, Rev., VRDO, 0.170%, 12/01/09	3,800
34,525	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.720%, 12/07/09	34,525
	Metropolitan Water District of Southern California,
10,230	Series 3002, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	10,230
20,955	Series A-1, Rev., VRDO, 0.240%, 12/01/09	20,955
8,855	Series C, Rev., VRDO, 0.250%, 12/03/09	8,855
13,600	Series C-1, Rev., VRDO, 0.240%, 12/01/09	13,600
12,510	Northern California Power Agency, Hydro-Electric Project, Series A, Rev., VRDO, LOC: Dexia Credit Local, 0.250%, 12/02/09	12,510
2,200	Orange County, Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/03/09	2,200
70,000	Orange County Sanitation District, Series B, Rev., 2.000%, 12/01/10	71,094
12,285	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Bank of America N.A, 0.250%, 12/07/09	12,285
	Puttable Floating Option Tax-Exempt Receipts,
40,930	Series MT-400, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.710%, 12/07/09	40,930
16,075	Series MT-510, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.710%, 12/07/09	16,075
14,935	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.540%, 12/07/09	14,935
11,125	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-und Vereinsbank AG, 0.280%, 12/07/09	11,125
8,335	Series PT-4161, Rev., VRDO, 0.540%, 12/07/09	8,335
10,100	Sacramento Regional County Sanitation District, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	10,100
86,100	Sacramento Transportation Authority, Limited Tax Measure A, Series C, Rev., VAR, 0.250%, 12/07/09	86,100
	San Diego Community College District,
7,080	Series ROCS-RR-II-R-11771, GO, VRDO, FSA, LIQ: Citibank N.A, 0.250%, 12/03/09 (e)	7,080
21,455	Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A, 0.250%, 12/03/09 (e)	21,455
9,900	San Francisco Bay Area Transit Financing Authority, EAGLE, Class A, GO, VRDO, LIQ: Citibank N.A, 0.250%, 12/03/09	9,900
11,340	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.410%, 12/02/09	11,340
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 12/03/09	1,800
	Southern California Public Power Authority, Canyon Power Project,
55,000	Series A, Rev., 2.000%, 08/03/10	55,586
34,000	Series A, Rev., 2.500%, 12/02/09	34,001
21,800	Southern California Public Power Authority, Palo Verde, Subseries B, Rev., VRDO, LOC: Dexia Credit Local, 0.250%, 12/02/09	21,800
32,845	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, FSA, 0.320%, 12/02/09	32,845
	State of California,
24,600	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.220%, 12/02/09	24,600
30,700	Series B-2, GO, VRDO, LOC: BNP Paribas, 0.230%, 12/01/09	30,700
8,200	Series B-3, GO, VRDO, LOC: BNP Paribas, 0.230%, 12/01/09	8,200
6,600	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/01/09	6,600
25,300	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/01/09	25,300
27,300	State of California, Economic Recovery, Series C-3, GO, VRDO, 0.210%, 12/01/09	27,300
1,650	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.190%, 12/03/09	1,650
35,000	Turlock Irrigation District, First Priority, Rev., 1.500%, 06/08/10	35,171
14,700	University of California Regents Medical Center, Series B-2, Rev., VRDO, 0.210%, 12/01/09	14,700
24,000	Walnut Energy Center Authority, Series A, Rev., VAR, 1.500%, 06/08/10	24,105
29,000	Westlands Water District, Series A, COP, VRDO, LOC: Dexia Credit Local, 0.250%, 12/02/09	29,000

		1,657,114

	Colorado — 2.3%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: Federal Home Loan Bank, 0.250%, 12/01/09	15,010
29,530	City of Colorado Springs, Systems Improvement, Series B, Rev., VRDO, 0.270%, 12/03/09	29,530
3,150	City of Colorado Springs, The Colorado College, Rev., VRDO, 0.180%, 12/01/09	3,150
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.270%, 12/07/09	1,000
21,000	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.280%, 12/01/09	21,000
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 12/01/09	19,400
11,200	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 12/01/09	11,200
34,420	Colorado Health Facilities Authority, Sisters Charity, Series A, Rev., VRDO, 0.250%, 12/02/09	34,420
	Colorado Housing & Finance Authority,
17,130	Series AA-3, Class I, Rev., VRDO, 0.280%, 12/02/09	17,130
15,000	Series C2, Class I, Rev., VRDO, LIQ: Federal Home Loan Bank, 0.260%, 12/02/09	15,000
	Colorado Housing & Finance Authority, Multi-Family Housing Project,
11,700	Class I-B3, Rev., VRDO, 0.250%, 12/02/09	11,700
1,885	Series A-4, Class I, Rev., VRDO, 0.310%, 12/02/09	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/02/09	1,600
	Colorado State Education Loan Program,
80,000	TRAN, 1.500%, 08/12/10	80,529
25,000	TRAN, 2.000%, 08/12/10	25,251
	Denver City & County, Airport,
40,980	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	40,980
38,800	Subseries C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.500%, 12/07/09	38,800
50,000	Subseries G1, Rev., VRDO, AGC, 0.280%, 12/01/09	50,000
74,100	Subseries G2, Rev., VRDO, AGC, 0.280%, 12/01/09	74,100
11,275	Moffat County, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/03/09	11,275
50,000	State of Colorado, Series A, GO, TRAN, 2.000%, 06/25/10	50,436

		553,396

	Connecticut — 1.0%
21,525	City of Waterbury, Series B, GO, BAN, 2.500%, 09/01/10	21,765
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
18,290	Series A-3, Rev., VRDO, AMT, AMBAC, 0.300%, 12/03/09	18,290
47,100	Series B-3, Rev., VRDO, AMBAC, 0.300%, 12/03/09	47,100
16,315	Series B-3, Rev., VRDO, AMT, AMBAC, 0.290%, 12/03/09	16,315
13,515	Series D-1, Rev., VRDO, AMBAC, 0.200%, 12/03/09	13,515
32,500	Series D-3, Rev., VRDO, AMBAC, 0.290%, 12/03/09	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.260%, 12/02/09	900
45,000	Connecticut State Health & Educational Facility Authority, University of New Haven, Series H, Rev., VRDO, LOC: Wachovia Bank N.A., 0.210%, 12/01/09	45,000
14,000	Connecticut State Health & Educational Facility Authority, Wesleyan University, Series D, Rev., VRDO, 0.270%, 12/02/09	14,000
17,500	State of Connecticut, Series A, GO, BAN, 2.000%, 04/28/10	17,608
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.220%, 12/03/09 (e)	17,060

		244,053

	Delaware — 1.3%
18,650	Delaware State Health Facilities Authority, Beebe Medical Center Project, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 12/04/09	18,650
33,615	Kent County, Delaware State University Student Housing, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	33,615
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 12/03/09	15,000
241,425	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, LIQ: FHLMC, 0.560%, 12/07/09	241,425
	University of Delaware,
9,355	Series B, Rev., VRDO, 0.210%, 12/01/09	9,355
300	Series B, Rev., VRDO, 0.260%, 12/01/09	300

		318,345

	District of Columbia — 1.6%
	District of Columbia,
67,195	Series D, GO, VRDO, LOC: Bank of America N.A, 0.240%, 12/03/09	67,195
54,250	Series D, GO, VRDO, LOC: Dexia Credit Local, 0.340%, 12/03/09	54,250
3,010	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A, 0.450%, 12/01/09	3,010
15,265	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	15,265
2,225	District of Columbia, American Psychology Association, Rev., VRDO, 0.320%, 12/03/09	2,225
14,675	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A, 0.300%, 12/01/09	14,675
7,500	District of Columbia, Enterprise Zone, House on F Street Project , Rev., VRDO, LOC: Bank of New York N.A., 0.550%, 12/03/09	7,500
31,360	District of Columbia, MERLOTS, Series B-34, GO, VRDO, FSA, 0.230%, 12/02/09	31,360
4,515	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/03/09	4,515
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.290%, 12/01/09	23,770
1,700	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	1,700
20,050	District of Columbia, The American University, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	20,050
31,000	District of Columbia, The Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 12/01/09	31,000
16,050	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/01/09	16,050
27,800	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	27,800
15,260	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	15,260
31,235	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	31,235
26,800	Metropolitan Washington Airports Authority, Subseries D2, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	26,800

		393,660

	Florida — 5.2%
45,000	Alachua County Health Facilities Authority, Series 2654, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	45,000
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/01/09	11,150
42,711	Austin Trust Various States, Series 2008-346, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.570%, 12/07/09	42,711
4,600	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	4,600
23,335	Broward County School Board, COP, VRDO, FSA, 0.300%, 12/03/09	23,335
8,855	City of Fort Myers, Series 2077 , Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.240%, 12/03/09 (e)	8,855
81,390	City of West Palm Beach, Series C, Rev., VRDO, AGC, 0.300%, 12/02/09	81,390
	Deutsche Bank Spears/Lifers Trust Various States,
6,100	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	6,100
106,435	Series DB-459, Rev., VRDO, FSA, LIQ: Deutsche Bank AG, 0.300%, 12/03/09	106,435
	Eclipse Funding Trust, Solar Eclipse,
8,360	Series 2006-0043, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09 (e)	8,360
20,810	Series 2007-0051, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09	20,810
54,010	Series 2007-0055, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09	54,010
24,100	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09 (e)	24,100
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,230	Series 2006-0049, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	11,230
9,830	Series 2007-0045, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.220%, 12/01/09	9,830
10,640	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, FSA, LIQ: U.S Bank N.A., 0.250%, 12/03/09	10,640
18,920	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, FSA, LIQ: U.S Bank N.A., 0.300%, 12/03/09	18,920
8,660	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	8,660
35,485	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	35,485
32,550	Escambia County, Gulf Power Co., Rev., 1.500%, 06/11/10	32,550
5,900	Florida Gulf Coast University Finance Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.230%, 12/03/09	5,900
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	6,350
8,900	Florida Housing Finance Agency, Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.330%, 12/07/09	8,900
8,225	Florida Housing Finance Corp., Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 12/01/09	8,225
4,900	Florida Municipal Power Agency, All Requirements Supply, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	4,900
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Mercantile Bank of Michigan, 0.240%, 12/03/09	8,000
4,165	Jacksonville Health Facilities Authority, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	4,165
	JEA, Electric Systems,
27,850	Series 3C-2, Rev., VRDO, 0.200%, 12/03/09	27,850
31,895	Subseries D, Rev., VRDO, 0.300%, 12/02/09	31,895
15,000	JEA, Water & Sewer Systems, Series A-2, Rev., VRDO, 0.290%, 12/02/09	15,000
1,570	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 0.230%, 12/02/09	1,570
10,000	Miami-Dade County, Series 3041, Rev., VRDO, BHAC-CR, ACG-ICC, XLCA, LIQ: Morgan Stanley Municipal Funding, 0.270%, 12/03/09 (e)	10,000
17,120	Miami-Dade County, Aviation, EAGLE, Series 2006-0029, Class A, Rev., VRDO, BHAC, FSA-CR, FGIC, LIQ: Citibank N.A, 0.250%, 12/03/09	17,120
22,540	Miami-Dade County, Transit System, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A, 0.320%, 12/03/09	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project , Rev., VRDO, LOC: Bank of America N.A, 0.300%, 12/02/09	6,700
22,285	Orange County, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.240%, 12/03/09	22,285
7,845	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/07/09	7,845
9,501	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LOC: Nationsbank N.A., LIQ: FHLMC, 0.330%, 12/07/09	9,501
3,620	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 12/02/09	3,620
47,490	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	47,490
	Orlando & Orange County Expressway Authority,
26,260	Series C-1, Rev., VRDO, FSA, 0.270%, 12/01/09	26,260
49,225	Subseries B-1, Rev., VRDO, LOC: Bank of America N.A, 0.290%, 12/07/09	49,225
7,180	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/07/09	7,180
87,190	Pasco County School Board, Series A, COP, VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	87,190
	Pinellas County Health Facility Authority, Baycare Health System,
18,250	Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 12/01/09	18,250
75,215	Series B-1, Rev., VRDO, FSA, 0.300%, 12/03/09	75,215
80,175	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 12/02/09	80,175
21,125	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	21,125
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.230%, 12/02/09	8,265
12,800	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/03/09	12,800
	Volusia County Health Facilities Authority,
25,340	Series MT-151, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.640%, 12/07/09	25,340
36,470	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.640%, 12/07/09	36,470

		1,281,522

	Georgia — 1.2%
4,845	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 0.450%, 12/03/09	4,845
1,400	Bartow County Development Authority, Georgia Power Co., Bowen, Second Series, Series 2, Rev., VRDO, 0.250%, 12/01/09	1,400
14,000	Cobb County Development Authority, Whitefield Academy, Inc. Project, Rev., VRDO, LOC: RBC Centura Bank, 0.400%, 12/02/09	14,000
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/02/09	3,400
8,315	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/01/09	8,315
8,660	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/03/09	8,660
11,645	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/03/09	11,645
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/01/09	10,735
23,415	DeKalb Newton & Gwinnett Counties Joint Development Authority, GPC Real Estate Student I, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	23,415
15,220	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	15,220
21,445	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	21,445
9,850	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, FSA, LIQ: U.S Bank N.A., 0.300%, 12/03/09	9,850
6,960	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A, 0.300%, 12/01/09	6,960
19,465	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	19,465
5,010	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.450%, 12/03/09	5,010
5,488	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 0.210%, 12/02/09	5,488
13,990	Gwinnett County Water & Sewerage Authority, MERLOTS, Series K15, Rev., VRDO, 0.230%, 12/02/09	13,990
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Citibank N.A, 0.250%, 12/03/09	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/02/09	600
20,560	Municipal Electric Authority of Georgia, Series A, Rev., BAN, 1.250%, 05/07/10	20,595
	Private Colleges & Universities Authority, Emory University,
30,000	Series B-2, Rev., VRDO, 0.200%, 12/03/09	30,000
17,300	Series C-1, Rev., VRDO, 0.200%, 12/07/09	17,300
11,400	Series C-4, Rev., VRDO, 0.200%, 12/03/09	11,400
17,135	Savannah EDA, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	17,135

		286,813

	Hawaii — 0.3%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,885	Series 2006-0096, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	13,885
9,365	Series 2006-0123, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	9,365
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.240%, 12/03/09	19,485
11,857	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of Canada, 0.500%, 12/01/09	11,857
14,340	University of Hawaii, Series PZ-193, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.500%, 12/07/09	14,340

		68,932

	Idaho — 0.2%
14,445	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09	14,445
	Idaho Housing & Finance Association, Single Family Mortgage,
15,000	Series D-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.350%, 12/02/09	15,000
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.350%, 12/02/09	22,000
9,685	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.230%, 12/03/09	9,685

		61,130

	Illinois — 3.7%
23,500	Chicago Board of Education, Series 2931, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.720%, 12/02/09	23,500
	Chicago O’Hare International Airport,
17,555	Series ROCS-RR-II-R-11517, Rev., VRDO, AGC-ICC, NATL-RE, LIQ: Citibank N.A, 0.320%, 12/03/09	17,555
26,765	Series ROCS-RR-II-R-12245, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.410%, 12/03/09 (e)	26,765
31,680	Series ROCS-RR-II-R-12246, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.410%, 12/03/09 (e)	31,680
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.300%, 12/02/09	2,500
5,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.330%, 12/01/09	5,000
	City of Chicago,
19,860	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.270%, 12/03/09	19,860
9,930	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.270%, 12/03/09	9,930
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, Rev., VRDO, LOC: Bank of New York N.A., 0.200%, 12/01/09	10,380
	Deutsche Bank Spears/Lifers Trust Various States,
23,025	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	23,025
21,590	Series DB-309, GO, VRDO, FSA, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	21,590
14,675	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	14,675
10,990	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	10,990
5,235	Series DB-400, GO, VRDO, FSA, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	5,235
15,615	Series DB-475, GO, VRDO, FSA, LIQ: Deutsche Bank AG, 0.270%, 12/03/09	15,615
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,210	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S Bank N.A., 0.250%, 12/07/09	9,210
10,325	Series 2006-0131, GO, VRDO, FSA, LIQ: U.S Bank N.A., 0.300%, 12/03/09	10,325
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,445	Series 2006-0098, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	27,445
41,385	Series 2006-0104, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.220%, 12/01/09 (e)	41,385
51,630	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	51,630
4,300	Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.300%, 12/03/09	4,300
3,700	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.300%, 12/03/09	3,700
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	30,175
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VRDO, LOC: Sovereign Bank F.S.B., 0.260%, 12/03/09	11,380
14,300	Illinois Finance Authority, Healthcare System, Series B, Rev., VRDO, LOC: National City Bank, 0.210%, 12/02/09	14,300
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	3,286
15,000	Illinois Finance Authority, Loyola University Health System, Series B , Rev., VRDO, LOC: Harris N.A., 0.210%, 12/02/09	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/03/09	8,500
14,200	Illinois Finance Authority, OSF Healthcare System, Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.220%, 12/01/09	14,200
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/01/09	10,000
9,500	Illinois Finance Authority, St. Vincents Conservatory, Series A, Rev., VRDO, 0.730%, 03/03/10	9,500
2,715	Illinois Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank, 0.450%, 12/01/09	2,715
8,261	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.250%, 12/03/09	8,261
15,248	Illinois Health Facilities Authority, Advocate Health Care Network, Series C, Rev., VRDO, 0.770%, 02/26/10	15,248
15,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 12/01/09	15,000
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.280%, 12/02/09	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.400%, 12/01/09	7,500
6,630	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VRDO, FSA, 0.300%, 12/03/09	6,630
	Illinois State Toll Highway Authority,
79,700	Series B, Rev., VRDO, FSA, 0.270%, 12/03/09	79,700
50,500	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., VRDO, 0.300%, 12/03/09	50,500
18,120	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 12/07/09	18,120
1,840	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.560%, 12/03/09	1,840
21,405	Puttable Floating Option Tax-Exempt Receipts, Chicago, Series PT-4007, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.720%, 12/07/09	21,405
74,065	Regional Transportation Authority, Series DCL-020, Rev., VRDO, FSA, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.400%, 12/03/09	74,065
	State of Illinois,
19,170	Series ROCS-RR-II-R-12020, GO, VRDO, FSA-CR, NATL-RE, LIQ: Citibank N.A., 0.410%, 12/03/09	19,170
13,425	Series ROCS-RR-II-R-12249, GO, VRDO, FSA, 0.410%, 12/03/09 (e)	13,425
30,555	State of Illinois, MERLOTS, Series B05, GO, VRDO, NATL-RE, 0.230%, 12/02/09	30,555
17,600	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 12/02/09	17,600
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/03/09	10,700

		905,245

	Indiana — 1.7%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A, 0.470%, 12/01/09	5,000
24,770	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	24,770
9,545	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	9,545
13,660	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	13,660
25,855	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.250%, 12/03/09	25,855
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,370	Series 2006-0092, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	17,370
14,530	Series 2006-0100, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	14,530
21,425	Series 2006-0138, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09	21,425
	Indiana Finance Authority, Ascension Health,
10,000	Series E-3, Rev., VRDO, 0.210%, 12/02/09	10,000
15,450	Series E-7, Rev., VRDO, 3.500%, 05/15/10	15,466
15,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Citibank N.A., 0.210%, 12/02/09	15,000
65,025	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VRDO, 0.210%, 12/02/09	65,025
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, 0.300%, 12/03/09	2,385
7,320	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.420%, 12/07/09	7,320
8,000	Indiana State Finance Authority, Ascension Health Senior Care Group, Rev., VRDO, 0.390%, 05/17/10	8,000
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.270%, 12/01/09	6,900
	Indiana State Finance Authority, Trinity Health,
21,000	Series D-1, Rev., VRDO, 0.210%, 12/03/09	21,000
21,250	Series D-2, Rev., VRDO, 0.210%, 12/03/09	21,250
28,300	Indiana Transportation Finance Authority, Series PT 3610, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.720%, 12/07/09	28,300
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 0.220%, 12/01/09 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 0.290%, 12/02/09	18,600
23,000	Indianapolis Local Public Improvement Bond Bank, Series A, Rev., VRDO, 0.780%, 12/01/09	23,000
18,425	Purdue University, Student Facility Systems, Series A, Rev., VRDO, 0.220%, 12/07/09	18,425
14,025	Puttable Floating Option Tax-Exempt Receipts, Series 2007 , Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.720%, 12/07/09	14,025
19,405	Wells Fargo Stage Trust, Series 2009-772, Rev., VRDO, LIQ: Wells Fargo & Co., 0.500%, 12/07/09 (e)	19,405

		429,156

	Iowa — 0.3%
34,850	City of Iowa City, Rev., VRDO, 0.220%, 12/01/09	34,850
18,535	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	18,535
	Iowa Finance Authority, Single Family Mortgage,
5,900	Series F, Rev., VRDO, GNMA/FNMA FHA/VA , 0.300%, 12/03/09	5,900
6,610	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.300%, 12/03/09	6,610

		65,895

	Kansas — 0.3%
14,500	Kansas State Department of Transportation, Series A-1, Rev., VRDO, 0.180%, 12/01/09	14,500
44,405	Kansas State Department of Transportation, Highway, Series D, Rev., VRDO, LIQ: Dexia Credit Local, 0.300%, 12/01/09	44,405
9,780	Overland Park, Series SG-155, GO, VRDO, 0.220%, 12/03/09	9,780

		68,685

	Kentucky — 2.3%
9,470	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 12/02/09	9,470
16,600	County of Carroll, North American Stainless Project, Series N, Rev., VRDO, LOC: Lasalle Bank N.A., 0.450%, 12/01/09	16,600
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.360%, 12/07/09	19,350
21,375	Series H, Rev., VRDO, AMT, 0.360%, 12/07/09	21,375
21,000	Series M, Rev., VRDO, AMT, 0.360%, 12/07/09	21,000
	Kentucky Public Energy Authority,
225,002	Series A-1, Rev., VRDO, 0.260%, 12/01/09	225,002
200,527	Series A-2, Rev., VRDO, 0.260%, 12/01/09	200,527
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.270%, 12/03/09 (e)	7,990
32,700	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.250%, 12/01/09	32,700

		554,014

	Louisiana — 0.2%
13,600	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/03/09	13,600
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.240%, 12/03/09	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, FSA, LIQ: Citibank N.A., 0.270%, 12/03/09 (e)	10,000

		43,360

	Maine — 0.3%
8,400	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A, 0.310%, 12/01/09	8,400
67,725	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, FSA, 0.240%, 12/02/09	67,725

		76,125

	Maryland — 2.1%
23,825	Baltimore IDA, Baltimore Capital Acquisition, Series 1986 , Rev., VRDO, LOC: Bayerische Landesbank, 0.370%, 12/02/09	23,825
23,000	Maryland Economic Development Corp., Howard Hughes Medical, Series B, Rev., VRDO, 0.230%, 12/07/09	23,000
23,970	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A, 0.250%, 12/03/09	23,970
13,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: T.D. Bank N.A., 0.200%, 12/01/09	13,000
39,130	Maryland Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/01/09	39,130
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 12/01/09	11,700
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 12/02/09	3,135
27,075	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/03/09	27,075
9,525	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.350%, 12/02/09	9,525
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/02/09	6,400
18,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.270%, 12/03/09	18,000
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.220%, 12/01/09	15,200
	Maryland State Economic Development Corp., Constellation Energy,
64,500	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 12/03/09	64,500
45,125	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 12/03/09	45,125
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	9,865
21,405	Maryland State Stadium Authority Lease Revenue, Rev., VRDO, 0.450%, 12/02/09	21,405
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.330%, 12/07/09	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, LIQ: FNMA, 0.330%, 12/07/09	53,365
	Washington Suburban Sanitation District,
11,145	Series A, BAN, GO, VRDO, 0.300%, 12/02/09	11,145
8,100	Series A, BAN, GO, VRDO, 0.310%, 12/01/09	8,100
5,700	Series A, BAN, GO, VRDO, 0.310%, 12/02/09	5,700
55,900	Series A-7, BAN, GO, VRDO, 0.300%, 12/02/09	55,900
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.310%, 12/02/09	5,100

		521,815

	Massachusetts — 4.9%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/02/09	6,030
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.340%, 12/07/09 (e)	16,480
24,300	City of Worcester, GO, BAN, 2.000%, 11/05/10	24,630
	Commonwealth of Massachusetts,
10,000	Series A, GO, NATL-RE, 5.500%, 02/01/10	10,084
65,000	Series A, GO, RAN, 2.500%, 04/29/10	65,569
1,000	Series B, GO, VRDO, 0.240%, 12/01/09	1,000
25,350	Series B, GO, VRDO, 0.250%, 12/03/09	25,350
70,000	Series C, GO, RAN, 2.500%, 06/24/10	70,839
51,395	Series DC-8024, GO, VRDO, FSA, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.400%, 12/03/09	51,395
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,795	Series 2007-0010, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	13,795
30,995	Series 2007-0032, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	30,995
50,000	Macon Trust Various States, Series 2007-343, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.720%, 12/07/09	50,000
	Massachusetts Bay Transportation Authority,
68,645	Series A, Rev., 2.000%, 02/17/10	68,838
34,860	Series DC-8025, Rev., VRDO, LIQ: Dexia Credit Local, 0.400%, 12/03/09	34,860
575	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Series SGA-123, Rev., VRDO, LIQ: Societe Generale, 0.290%, 12/02/09 (e)	575
19,800	Massachusetts Development Finance Agency, Boston University, Series U6A, Rev., VRDO, LOC: Bank of America N.A, 0.210%, 12/01/09	19,800
13,860	Massachusetts Development Finance Agency, Macon Trust, Series P, Rev., VRDO, AMBAC, 0.370%, 12/07/09	13,860
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: T.D. Banknorth N.A., 0.230%, 12/01/09	4,500
3,710	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank of America N.A, 0.250%, 12/02/09	3,710
14,800	Massachusetts Health & Educational Facilities Authority, Series J-2, Rev., VRDO, 0.200%, 12/01/09	14,800
24,355	Massachusetts Health & Educational Facilities Authority, Amherst College, Series I, Rev., VRDO, 0.210%, 12/07/09	24,355
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
9,700	Series E, Rev., VRDO, LOC: Fleet National Bank, 0.220%, 12/01/09	9,700
26,450	Series M-4A, Rev., VRDO, LOC: Fleet National Bank, 0.240%, 12/01/09	26,450
31,835	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VRDO, LOC: Bank of America N.A, 0.250%, 12/03/09	31,835
24,970	Massachusetts Health & Educational Facilities Authority, Mount Ida College, Series A, Rev., VRDO, LOC: Bank of America N.A, 0.250%, 12/02/09	24,970
83,700	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.210%, 12/02/09	83,700
9,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series Q, Rev., VRDO, LOC: Bank of America N.A, 0.210%, 12/01/09	9,000
22,600	Massachusetts Health & Educational Facilities Authority, South Shore Property Inc., Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.220%, 12/03/09	22,600
24,000	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank of America N.A, 0.210%, 12/01/09	24,000
	Massachusetts Housing Finance Agency,
9,520	Series 2970, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.270%, 12/03/09 (e)	9,520
86,280	Series F, Rev., VRDO, FSA, 0.320%, 12/02/09	86,280
	Massachusetts Water Resources Authority,
61,975	Series A, Rev., VRDO, 0.290%, 12/02/09	61,975
16,235	Series DCL-003, Rev., VRDO, FSA, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.300%, 12/01/09	16,235
17,700	Series F, Rev., VRDO, 0.210%, 12/03/09	17,700
	Massachusetts Water Resources Authority, Multimodal,
58,250	Series B, Rev., VRDO, LOC: Helaba, 0.260%, 12/01/09	58,250
38,050	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.180%, 12/01/09	38,050
20,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4654, Rev.,VRDO, LIQ: Merrill Lynch Capital Services, 0.260%, 12/07/09 (e)	20,000
38,030	State of Massachusetts, Series B, 0.260%, 12/03/09	38,030
18,487	Town of Tewksbury, GO, BAN, 2.500%, 12/23/09	18,504
43,910	Wells Fargo Stage Trust, Series 22-C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.230%, 12/03/09 (e)	43,910

		1,192,174

	Michigan — 2.3%
	Detroit City School District,
8,495	GO, VRDO, FSA, Q-SBLF, 0.320%, 12/07/09	8,495
14,985	Series DCL-045, GO, VRDO, FSA, Q-SBLF, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.400%, 12/03/09	14,985
4,200	Eclipse Funding Trust, Solar Eclipse, Michigan, Series 2006-0021, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09	4,200
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.200%, 12/01/09	12,500
	Michigan State Hospital Finance Authority, Ascension Health Credit,
5,000	Series B-1, Rev., VRDO, 0.700%, 01/06/10	5,000
85,000	Series B-2, Rev., VRDO, 0.700%, 02/03/10	85,000
8,800	Michigan State Hospital Finance Authority, Ascension Health Services, Series CR-B-8, Rev., VRDO, 0.210%, 12/02/09	8,800
8,600	Michigan State Hospital Finance Authority, Henry Ford Health, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 12/02/09	8,600
16,400	Michigan State Housing Development Authority, Series D, Rev., VRDO, 0.250%, 12/02/09	16,400
	Michigan State Housing Development Authority, Multi-Family Housing,
12,600	Series C, Rev., VRDO, AMT,VRDO, 0.330%, 12/07/09	12,600
64,215	Series D, Rev., VRDO, AMT, 0.360%, 12/07/09	64,215
	Michigan State University,
2,300	Rev., VRDO, 0.230%, 12/02/09	2,300
18,020	Series A, Rev., VRDO, 0.230%, 12/02/09	18,020
8,140	Series B, Rev., VRDO, 0.230%, 12/02/09	8,140
890	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VRDO, LOC: Sovereign Bank F.S.B., 0.290%, 12/03/09	890
16,745	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/01/09	16,745
35,995	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.010%, 12/07/09 (e)	35,995
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.360%, 12/03/09	48,745
26,295	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.360%, 12/03/09	26,295
83,095	Saline Area Schools, GO, VRDO, Q-SBLF, LOC: Helaba, 0.200%, 12/01/09	83,095
	University of Michigan,
10,000	Rev., VRDO, 0.220%, 12/03/09	10,000
25,000	Series B, Rev., VRDO, 0.200%, 12/07/09	25,000
	University of Michigan, Hospital,
14,245	Series A, Rev., VRDO, 0.190%, 12/01/09	14,245
500	Series A-2, Rev., VRDO, 0.260%, 12/01/09	500
2,045	Series B, Rev., VRDO, 0.220%, 12/01/09	2,045
37,650	University of Michigan, Medical Services Plan, Series A, Rev., VRDO, 0.260%, 12/02/09	37,650

		570,460

	Minnesota — 0.6%
8,820	City of Eagan, Series PT-1221, VRDO, FNMA, LIQ: Merrill Lynch Capital Services, 0.420%, 12/07/09	8,820
20,000	City of St. Cloud, Centracare, Series C, Rev., VRDO, AGC, 0.260%, 12/03/09	20,000
72,750	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.240%, 12/03/09	72,750
1,000	Metropolitan Council Minneapolis-St Paul Metropolitan Area, Waste Water System, Series C, GO, 3.000%, 03/01/10	1,006
15,800	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 12/03/09	15,800
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 0.290%, 12/03/09	5,000
5,400	Series C, Rev., VRDO, AMT, 0.290%, 12/03/09	5,400
8,000	Series C, Rev., VRDO, AMT,VRDO, 0.300%, 12/03/09	8,000
4,940	Series J, Rev., VRDO, AMT, 0.290%, 12/03/09	4,940
10,865	Puttable Floating Option Tax-Exempt Receipts, Series PT-4245, Rev., VRDO, 0.500%, 12/07/09	10,865

		152,581

	Mississippi — 1.6%
67,995	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-688, Rev., VRDO, AMBAC, LOC: Deutsche Bank AG, LIQ: Deutsche Bank AG, 0.270%, 12/03/09 (e)	67,995
	Mississippi Business Finance Commission, Chevron USA, Inc. Project,
49,700	Series C, Rev., VRDO, 0.450%, 02/01/10	49,700
32,500	Series D, Rev., VRDO, 0.450%, 03/01/10	32,500
232,000	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Natural Gas Project, Rev., VRDO, 0.260%, 12/01/09	232,000

		382,195

	Missouri — 0.8%
11,935	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09	11,935
2,125	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A, 0.470%, 12/03/09	2,125
41,500	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 0.230%, 12/01/09	41,500
2,500	Missouri Higher Education Loan Authority, Student Loan, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/02/09	2,500
17,250	Missouri State Environmental Improvement & Energy Resources Authority, Series 1567, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 0.270%, 12/03/09	17,250
10,000	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-11532, Rev., VRDO, FSA, LIQ: Citibank N.A., 0.410%, 12/03/09	10,000
36,400	Missouri State Health & Educational Facilities Authority, Ascension Health, Series C-3, Rev., VRDO, 0.730%, 03/03/10	36,400
12,500	Missouri State Health & Educational Facilities Authority, Ascension Health Senior Care Group, Rev., VAR, 0.390%, 05/17/10	12,500
9,700	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/03/09	9,700
48,030	Missouri State Health & Educational Facilities Authority, St. Louis University, Series B, Rev., VRDO, 0.180%, 12/01/09	48,030

		191,940

	Nebraska — 1.8%
236,483	American Public Energy Agency, Series A, Rev., VRDO, 0.260%, 12/01/09	236,483
	American Public Energy Agency, National Public Gas Agency Project,
102,330	Series A, Rev., VRDO, 0.260%, 12/01/09	102,330
65,240	Series B, Rev., VRDO, 0.270%, 12/01/09	65,240
19,100	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09 (e)	19,100
	Nebraska Investment Finance Authority, Single Family Housing,
3,350	Series E, Rev., VRDO, 0.400%, 12/02/09	3,350
27,800	Series J, Rev., VRDO, AMT, 0.400%, 12/02/09	27,800

		454,303

	Nevada — 1.3%
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	42,750
14,900	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A, 0.290%, 12/03/09	14,900
37,700	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank of Canada N.A., 0.260%, 12/07/09	37,700
17,070	Clark County, Series PZ-138, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.500%, 12/07/09	17,070
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.450%, 12/01/09	13,100
12,000	Director of the State of Nevada Department of Business & Industry, Nevada Cancer Institute Project, Rev., VRDO, LOC: Bank of America N.A, 0.300%, 12/03/09	12,000
34,600	Eclipse Funding Trust, Solar Eclipse, Clark, Series 2006-0146, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09	34,600
12,820	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006-0094, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	12,820
9,835	Eclipse Funding Trust, Solar Eclipse, Trucke, Series 2007-0015, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	9,835
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.520%, 12/03/09	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 12/03/09	8,750
3,240	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.450%, 12/03/09	3,240
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.450%, 12/02/09 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A , Rev., VRDO, LOC: Exchange Bank, 0.450%, 12/02/09	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/03/09	3,430
4,695	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: U.S. Bank N.A., 0.450%, 12/01/09	4,695
5,405	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C , Rev., VRDO, LOC: U.S. Bank N.A., 0.450%, 12/01/09	5,405
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/03/09	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/03/09	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/03/09	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/03/09	21,000
19,295	Wells Fargo Stage Trust, Series 14C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 0.230%, 12/03/09 (e)	19,295

		330,350

	New Hampshire — 0.3%
31,000	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.260%, 12/03/09	31,000
16,935	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.420%, 12/07/09	16,935
12,790	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 12/03/09	12,790
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	5,200
715	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VRDO, LOC: Bank of America N.A, 0.470%, 12/03/09	715

		66,640

	New Jersey — 4.2%
575	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 0.250%, 12/07/09	575
75,000	New Jersey EDA, Facilities Construction, Series 2009 A, Rev., 2.500%, 06/18/10	75,815
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VRDO, LOC: Bank of New York, 0.350%, 12/03/09	6,000
	New Jersey EDA, School Facilities Construction,
109,975	Series V-5, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 12/02/09	109,975
37,000	Series X, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/07/09	37,000
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	37,910
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/03/09	1,500
21,080	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.230%, 12/02/09	21,080
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/07/09	1,300
	New Jersey State Educational Facilities Authority,
12,000	Series 2688, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	12,000
10,170	Series SG-148, Rev., VRDO, LIQ: Societe Generale, 0.200%, 12/03/09	10,170
19,700	New Jersey State Educational Facilities Authority, Caldwell College, Series F, Rev., VRDO, LOC: Wachovia Bank N.A., 0.190%, 12/03/09	19,700
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
18,000	Series P, Rev., VRDO, 0.330%, 12/02/09	18,000
30,000	Series V, Rev., VRDO, AMT, 0.260%, 12/03/09	30,000
	New Jersey Transportation Trust Fund Authority,
49,820	Series DCL-040, Rev., VRDO, FSA-CR, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.400%, 12/03/09	49,820
26,905	Series PT-2494, Rev., VRDO, AMBAC, 0.710%, 12/07/09	26,905
22,320	Series PT-2500, Rev., VRDO, NATL-RE, 0.710%, 12/07/09	22,320
	New Jersey Transportation Trust Fund Authority, MERLOTS,
27,230	Series B-03, Rev., VRDO, NATL-RE, 0.230%, 12/02/09	27,230
29,485	Series B-04, Rev., VRDO, NATL-RE, 0.230%, 12/02/09	29,485
35,240	Series B-23, Rev., VRDO, AMBAC-TCRS-Bank of New York, 0.230%, 12/02/09	35,240
	Puttable Floating Option Tax-Exempt Receipts,
13,385	Series PT-4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.710%, 12/07/09	13,385
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd, 0.430%, 12/07/09 (e)	12,000
431,100	State of New Jersey, Rev., TRAN, 2.500%, 06/24/10	435,896

		1,033,306

	New Mexico — 0.2%
1,000	City of Farmington, Arizona Public Service Co., Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.200%, 12/01/09	1,000
26,400	Farmington Pollution Control, Arizona Public Services Co., Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.220%, 12/01/09	26,400
24,695	RBC Municipal Products, Inc. Trust, Series I-36, Rev., VRDO, LIQ: Royal Bank of Canada, 0.390%, 12/03/09	24,695

		52,095

	New York — 13.2%
13,060	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, NATL-RE, LOC: Bank of America N.A., 0.220%, 12/01/09	13,060
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 12/07/09	15,980
115,080	City of Rochester, Series I, GO, BAN, 1.500%, 02/25/10	115,301
25,000	City of Syracuse, Series A, GO, RAN, 2.000%, 06/30/10	25,117
24,190	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	24,190
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	14,210
10,555	Series 2006-0028, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	10,555
	Eclipse Funding Trust, Solar Eclipse, New York,
11,470	Series 2006-0029, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	11,470
11,385	Series 2006-0112, Rev., VRDO, FSA-CR, LIQ: U.S Bank N.A., 0.300%, 12/03/09 (e)	11,385
20,980	Series 2006-0159, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	20,980
12,900	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.260%, 12/01/09	12,900
39,300	Long Island Power Authority, Electric Systems, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 0.250%, 12/03/09	39,300
	Metropolitan Transportation Authority,
144,120	Series B, Rev., VRDO, FSA, 0.300%, 12/03/09	144,120
1,300	Series G, Rev., VRDO, LOC: BNP Paribas, 0.200%, 12/01/09	1,300
24,905	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.230%, 12/03/09	24,905
116,150	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/07/09	116,150
19,000	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/01/09	19,000
20,550	Subseries E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.210%, 12/03/09	20,550
9,400	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 0.240%, 12/02/09	9,400
19,800	Metropolitan Transportation Authority, EAGLE, Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A, 0.250%, 12/03/09	19,800
	Nassau County,
50,000	GO, RAN, 1.000%, 04/15/10	50,090
20,000	GO, RAN, 1.500%, 04/15/10	20,078
45,000	GO, RAN, 2.000%, 04/15/10	45,252
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.260%, 12/02/09	25,435
	Nassau County Interim Finance Authority, Sales Tax Secured,
10,000	Series A, Rev., VRDO, 0.200%, 12/01/09	10,000
10,000	Series B, Rev., VRDO, 0.250%, 12/01/09	10,000
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	11,250
50,000	Series B2, Subseries B-4, GO, VRDO, 0.230%, 12/02/09	50,000
11,400	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.220%, 12/01/09	11,400
16,435	Series D, NATL-RE, 6.500%, 11/01/10	17,346
41,850	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	41,850
10,750	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A, 0.180%, 12/02/09	10,750
30,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.220%, 12/03/09	30,000
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 12/02/09	11,500
15,400	Series H, Sub Series H-2, GO, VRDO, NATL-RE, 0.220%, 12/01/09	15,400
13,400	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.220%, 12/02/09	13,400
7,750	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.250%, 12/01/09	7,750
4,800	Series I, Subseries I-6, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.240%, 12/01/09	4,800
20,150	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.220%, 12/02/09	20,150
4,050	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.200%, 12/02/09	4,050
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.180%, 12/02/09	11,000
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.210%, 12/01/09	100
16,305	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.260%, 12/01/09	16,305
13,500	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.180%, 12/01/09	13,500
37,460	Subseries A-6, GO, VRDO, LOC: Helaba, 0.220%, 12/02/09	37,460
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.250%, 12/02/09	15,750
15,800	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.220%, 12/02/09	15,800
7,200	Subseries C-5, GO, VRDO, LOC: Bank of New York N.A, 0.200%, 12/02/09	7,200
1,500	Subseries E-4, GO, VRDO, LOC: Fortis Bank S.A./N.V., 0.200%, 12/01/09	1,500
9,400	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.180%, 12/02/09	9,400
3,515	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.180%, 12/02/09	3,515
18,300	Subseries H-2, GO, VRDO, LOC: Bank of New York N.A., 0.200%, 12/02/09	18,300
9,800	Subseries H-4, GO, VRDO, LOC: Bank of New York N.A., 0.180%, 12/01/09	9,800
14,315	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.220%, 12/01/09	14,315
62,050	Subseries L-3, GO, VRDO, 0.220%, 12/01/09	62,050
13,800	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.200%, 12/01/09	13,800
77,840	Subseries L-5, GO, VRDO, 0.220%, 12/01/09	77,840
22,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	22,400
34,500	New York City Housing Development Corp., Series C-3, Rev., VRDO, LIQ: Bank of America N.A., 0.260%, 12/07/09	34,500
7,255	New York City Housing Development Corp., 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/02/09	7,255
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/07/09	10,300
16,500	New York City Housing Development Corp., Manhattan Court Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.200%, 12/07/09	16,500
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/02/09	4,300
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/02/09	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/07/09	13,500
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	3,070
10,000	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/02/09	10,000
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.230%, 12/02/09	12,930
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	15,000
40,000	New York City Housing Development Corp., West End Towers, Series A, Rev., VRDO, LIQ: FNMA, 0.300%, 12/02/09	40,000
28,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.250%, 12/03/09	28,200
11,050	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	11,050
400	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 0.300%, 12/02/09	400
	New York City Municipal Water Finance Authority,
45,520	Series F, Subseries F-2, Rev., VRDO, 0.210%, 12/15/09	45,520
77,075	Subseries B-3, Rev., VRDO, 0.220%, 12/02/09	77,075
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
49,235	Series BB-1, Rev., VRDO, 0.210%, 12/01/09	49,235
52,000	Series BB-2, Rev., VRDO, 0.220%, 12/01/09	52,000
84,065	Series CC-1, Rev., VRDO, 0.210%, 12/01/09	84,065
6,600	New York City Municipal Water Finance Authority, Water & Sewer Systems, Series C, Rev., VRDO, 0.240%, 12/01/09	6,600
	New York City Transitional Finance Authority,
30,525	Subseries 2-C, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.250%, 12/02/09	30,525
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.240%, 12/02/09	7,280
21,610	New York City Transitional Finance Authority, Building Aid, Series ROCS-RR-II-R-12054, Rev., VRDO, FSA-CR, LIQ: Citibank N.A., 0.260%, 12/03/09	21,610
36,060	New York City Transitional Finance Authority, Building Aid, EAGLE, Series 2007-0014, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A, 0.400%, 12/03/09	36,060
3,360	New York City Transitional Finance Authority, Eagle, Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A, 0.400%, 12/03/09	3,360
	New York City Transitional Finance Authority, Future Tax Secured,
50,710	Series A-3, Rev., VRDO, 0.350%, 12/07/09	50,710
100	Series B, Rev., VRDO, 0.210%, 12/01/09	100
4,100	Series C, Rev., VRDO, 0.220%, 12/01/09	4,100
35,815	Subseries C-4, Rev., VRDO, 0.210%, 12/01/09	35,815
33,900	Subseries C-5, Rev., VRDO, 0.220%, 12/01/09	33,900
	New York City Transitional Finance Authority, New York City Recovery,
3,960	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.230%, 12/02/09	3,960
10,420	Series 3, Subseries 3-H, Rev., VRDO, 0.220%, 12/01/09	10,420
8,000	New York City Trust for Cultural Resources, American Museum, Series A1, Rev., VRDO, 0.220%, 12/01/09	8,000
7,510	New York City Water Finance Authority, Water & Sewer System, Series ROCS-RR-II-R-11756, Rev., VRDO, LIQ: Citibank N.A, 0.250%, 12/03/09 (e)	7,510
	New York City, Fiscal 2008,
7,700	Subseries J-7, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.330%, 12/03/09	7,700
11,110	Subseries J-10, GO, VRDO, 0.240%, 12/03/09	11,110
3,750	Subseries J-11, GO, VRDO, 0.260%, 12/03/09	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A, 0.250%, 12/03/09	49,500
3,200	New York Local Government Assistance Corp., Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 0.220%, 12/01/09	3,200
28,140	New York State Dormitory Authority, Series PT-3639, Rev., VRDO, NATL-RE-IBC, LIQ: Dexia Credit Local, 0.710%, 12/07/09	28,140
	New York State Dormitory Authority, Mental Health Services,
11,345	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.220%, 12/01/09	11,345
7,405	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.220%, 12/01/09	7,405
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/02/09	10,490
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	1,800
87,005	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	87,005
47,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/02/09	47,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/02/09	8,000
12,500	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	12,500
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/02/09	4,100
52,800	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/07/09	52,800
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.300%, 12/02/09	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/02/09	23,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 12/01/09	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 12/02/09	9,600
88,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/07/09	88,900
53,700	New York State Housing Finance Agency, 900 Eighth Ave., Series A, Rev., VRDO, LIQ: FNMA, 0.270%, 12/07/09	53,700
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	5,900
9,250	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	9,250
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	45,900
39,000	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VRDO, LIQ: FNMA, 0.300%, 12/02/09	39,000
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO , FNMA, LIQ: FNMA, 0.200%, 12/02/09	7,050
22,810	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/09	22,810
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.280%, 12/02/09	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 12/02/09	11,300
36,840	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/02/09	36,840
2,000	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	2,000
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 12/02/09	15,005
10,000	Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 12/02/09	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/02/09	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/02/09	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	100
5,500	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	5,500
	New York State Local Government Services Corp.,
23,129	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/01/09	23,129
15,300	Series F, Rev., VRDO, LOC: Societe Generale, 0.200%, 12/01/09	15,300
7,200	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 0.200%, 12/01/09	7,200
10,300	New York State Local Government Services Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.350%, 12/07/09	10,300
25,000	New York State Urban Development Corp., Various State Facilities, Series AC3, Rev., VRDO, 0.280%, 12/03/09	25,000
17,537	Suffolk County, GO, VRDO, BAN, 2.000%, 10/29/10	17,791
	Triborough Bridge & Tunnel Authority,
505	Series A, Rev., VRDO, 0.310%, 12/02/09	505
1,045	Subseries B-3, Rev., VRDO, 0.220%, 12/03/09	1,045
85,190	Subseries B-4, Rev., VRDO, 0.220%, 12/03/09	85,190
28,800	Subseries CD, Rev., VRDO, FSA, 0.220%, 12/02/09	28,800
6,450	Trust for Cultural Resources, Lincoln Center, Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	6,450

		3,225,304

	North Carolina — 3.7%
27,460	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.300%, 12/01/09	27,460
8,360	Charlotte North Carolina, Equipment Acquisition Facilities, Series A, COP, 3.000%, 06/01/10	8,460
5,500	Charlotte-Mecklenburg, Hospital Authority, Series D, Rev., VRDO, 0.210%, 12/01/09	5,500
9,725	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare, Series B, Rev., VRDO, 0.180%, 12/01/09	9,725
30,560	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 12/01/09	30,560
4,590	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.300%, 12/03/09	4,590
1,200	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.300%, 12/02/09	1,200
22,690	City of Greensboro, Enterprise Systems, Series B, Rev., VRDO, 0.300%, 12/02/09	22,690
69,100	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.250%, 12/02/09	69,100
30,000	Mecklenburg County, Series D, GO, VRDO, 0.370%, 12/03/09	30,000
17,900	North Carolina Capital Facilities Finance Agency, Capital Facilities, Durham Academy, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	17,900
20,200	North Carolina Capital Facilities Finance Agency, Catawba College, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	20,200
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A, 0.250%, 12/03/09	48,000
7,390	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A, 0.300%, 12/03/09	7,390
18,430	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	18,430
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/03/09	11,350
16,730	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	16,730
7,060	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/02/09	7,060
4,280	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 12/02/09	4,280
	North Carolina Housing Finance Agency, Home Ownership,
11,585	Series 16-C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.300%, 12/02/09	11,585
2,500	Series TR-18C, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 12/02/09	2,500
24,340	North Carolina Medical Care Commission, Baptist, Series B, Rev., VRDO, 0.250%, 12/03/09	24,340
87,550	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VRDO, 0.220%, 12/01/09	87,550
49,085	North Carolina Medical Care Commission, FirstHealth Carolinas Project , Rev., VRDO, 0.250%, 12/02/09	49,085
45,205	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	45,205
1,700	North Carolina Medical Care Commission, Lincoln Health System Project, Series A, Rev., VRDO, LOC: Bank of America N.A, 0.320%, 12/03/09	1,700
29,430	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Series A, Rev., VRDO, 0.240%, 12/07/09	29,430
27,220	North Carolina Medical Care Commission, Randolph Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	27,220
5,000	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/03/09	5,000
35,000	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.310%, 12/03/09	35,000
14,500	North Carolina State University at Raleigh, Series B, Rev., VRDO, 0.210%, 12/01/09	14,500
78,635	Raleigh Durham Airport Authority, Series B, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.340%, 12/03/09	78,635
	State of North Carolina, Public Improvement,
1,180	Series A, GO, 5.250%, 03/01/10	1,193
5,560	Series D, GO, VRDO, 0.300%, 12/02/09	5,560
18,185	University of North Carolina at Chapel Hill, Series C, Rev., VRDO, 0.180%, 12/01/09	18,185
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A, 0.250%, 12/03/09	19,800
	University of North Carolina at Chapel Hill, University Hospital,
46,430	Series A, Rev., VRDO, 0.220%, 12/01/09	46,430
28,230	Series A, Rev., VRDO, 0.260%, 12/01/09	28,230
11,540	Series B, Rev., VRDO, 0.230%, 12/01/09	11,540

		903,313

	North Dakota — 0.1%
12,185	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank N.A., 0.220%, 12/01/09	12,185
	North Dakota State Housing Finance Agency, Home Mortgage,
2,000	Series A, Rev., VRDO, 0.300%, 12/02/09	2,000
7,490	Series A, Rev., VRDO, 0.320%, 12/02/09	7,490
9,205	Series B, Rev., VRDO, 0.320%, 12/02/09	9,205

		30,880

	Ohio — 1.8%
800	American Municipal Power-Ohio, Inc., Hydroelectric Projects, Series A, Rev., BAN, 1.000%, 12/16/09	800
14,000	Columbus City School District, School Facilities Construction, Series B, GO, VRDO, BAN, 1.500%, 12/16/09 (p)	14,005
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.260%, 12/03/09	1,375
	County of Hamilton,
3,060	Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	3,060
95,365	Series PT-507, Rev., VRDO, FSA, BHAC, 1.130%, 12/07/09	95,365
11,450	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	11,450
5,915	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	5,915
4,400	Franklin County, Holy Cross Health Systems, Rev., VRDO, 0.210%, 12/03/09	4,400
66,800	Franklin County, Ohio Health Facilities, Series A, Rev., VRDO, 0.220%, 12/02/09	66,800
28,955	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.250%, 12/03/09	28,955
7,350	Ohio Housing Finance Agency, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.420%, 12/07/09	7,350
20,175	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series M, Rev., VRDO, AMT, GNMA/FNMA, 0.300%, 12/07/09	20,175
23,470	Ohio Housing Finance Agency, Residential Mortgage Backed, Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.300%, 12/07/09	23,470
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
800	Series A, Rev., VRDO, 0.270%, 12/01/09	800
900	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/01/09	900
3,500	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/01/09	3,500
1,430	Ohio State Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 0.240%, 12/01/09	1,430
1,200	Ohio State Water Development Authority, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.210%, 12/01/09	1,200
23,350	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.350%, 12/01/09	23,350
31,355	Ohio State Water Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.250%, 12/01/09	31,355
87,010	Puttable Floating Option Tax-Exempt Receipts, Series 2007 , Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.720%, 12/07/09	87,010
1,800	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 0.240%, 12/01/09	1,800

		434,465

	Oklahoma — 0.5%
	Oklahoma State Capital Improvement Authority, Higher Education,
19,105	Series D1, Rev., VRDO, 0.240%, 12/01/09	19,105
20,500	Series D2, Rev., VRDO, 0.240%, 12/01/09	20,500
15,000	Series D3, Rev., VRDO, 0.240%, 12/01/09	15,000
30,000	Series D4, Rev., VRDO, 0.240%, 12/01/09	30,000
12,650	Oklahoma Turnpike Authority, Second Series, Series D, Rev., VRDO, 0.230%, 12/03/09	12,650
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/03/09	10,490
14,665	University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/02/09	14,665

		122,410

	Oregon — 0.8%
13,700	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 12/02/09	13,700
7,295	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/01/09	7,295
35,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series F, Rev., VRDO, AMT, 0.300%, 12/03/09	35,000
57,700	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.330%, 12/07/09	57,700
7,800	Portland Housing Authority, Housing Authority Multi-Family, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.310%, 12/03/09	7,800
	State of Oregon,
40,000	GO, TAN, 2.500%, 06/30/10	40,467
23,700	Series 73-F, GO, VRDO, 0.240%, 12/01/09	23,700

		185,662

	Other Territories — 3.3%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.320%, 12/07/09	7,500
	Deutsche Bank Spears/Lifers Trust Various States,
9,925	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	9,925
8,445	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	8,445
10,240	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	10,240
12,825	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	12,825
65,395	Series DB-331 , Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.250%, 12/07/09	65,395
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.300%, 12/03/09	13,490
46,430	Eagle Tax-Exempt Trust, Class A, Rev., VRDO, FHLMC, LIQ: Citibank N.A., 0.270%, 12/03/09 (e)	46,430
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
108,413	Series M017, Class A, Rev., VRDO, FHLMC, 0.270%, 12/01/09	108,413
19,279	Series M019, Class A, Rev., VRDO, FHLMC, 0.320%, 12/07/09	19,279
27,484	Series M020, Class A, Rev., VRDO, FHLMC, 0.320%, 12/07/09	27,484
18,100	Macon Trust Various States, Series 2007-324, Rev., VRDO, FSA-CR, LIQ: Bank of America N.A., 0.320%, 12/07/09	18,100
	Puttable Floating Option Tax-Exempt Receipts,
51,850	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.640%, 12/07/09	51,850
38,620	Series PPT-0034, Class A, Rev., VRDO, LIQ: FHLMC, 0.560%, 12/01/29	38,620
93,025	Series PPT-1001, Class C, Rev., VAR, FHLMC, LIQ: FHLMC, 0.440%, 12/02/09	93,025
251,635	Series PT-1008, Class A, GO, VRDO, LIQ: FHLMC, 0.460%, 12/07/09	251,635
28,070	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 0.420%, 12/07/09	28,070
8,635	SunAmerica Trust, Various States, Series A, Class A-2, Rev., VRDO, FHLMC, LOC: FHLMC, LIQ: FHLMC, 0.370%, 12/03/09	8,635

		819,361

	Pennsylvania — 2.9%
21,084	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series B-1, Rev., VRDO, 0.420%, 12/03/09	21,084
28,100	Allegheny County, IDA, UPMC Childrens Hospital, Series A, Rev, VRDO, LOC: Bank of America N.A, 0.250%, 12/07/09	28,100
3,455	Beaver County IDA, Firstenergy Generation, Rev., VRDO, LOC: Barclays Bank plc, 0.210%, 12/01/09	3,455
12,600	Beaver County IDA, Firstenergy Nuclear, Pollution Control, Rev., VRDO, LOC: Citibank N.A., 0.230%, 12/01/09	12,600
12,000	Berks County Municipal Authority, Reading Hospital and Medical Center, Series A-1, Rev., VRDO, 0.220%, 12/01/09	12,000
8,700	Bucks County IDA, Grand View Hospital, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 12/03/09	8,700
31,000	City of Philadelphia, Gas Works, Series D, Rev, VRDO, LOC: Bank of America N.A, 0.250%, 12/01/09	31,000
25,000	Dallastown Area School District, GO, 2.030%, 01/01/10	25,082
37,210	Delaware County Authority, Crozer Chester Medical Center, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	37,210
19,130	Delaware County IDA, MERLOTS, Series F-02, Rev., VRDO, 0.230%, 12/02/09	19,130
16,390	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series SGC-20, Class A, Rev., VRDO, LIQ: Societe Generale, 0.210%, 12/03/09	16,390
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 12/01/09	11,700
9,015	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/01/09	9,015
19,200	Lancaster County Hospital Authority, Masonic Homes Project, Series B, Rev., VRDO , LOC: Wachovia Bank N.A., 0.200%, 12/01/09	19,200
28,270	Macon Trust Various States, Series 2007-321, Rev., VRDO, FSA, 0.320%, 12/07/09	28,270
	Montgomery County IDA, Philadelphia Presbyterian Homes,
30,735	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	30,735
9,700	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	9,700
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/03/09	4,710
2,105	Series T2, Rev., VRDO, LIQ: FNMA, 0.250%, 12/03/09	2,105
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/03/09	16,780
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, LOC: Wachovia Bank N.A., 0.230%, 12/02/09	21,530
1,995	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 12/02/09	1,995
2,500	Pennsylvania Higher Educational Facilities Authority, St. Joseph’s University, Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 12/02/09	2,500
14,115	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.230%, 12/02/09	14,115
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,000	Series 82-C, Rev., VRDO, AMT, 0.320%, 12/07/09	10,000
13,500	Series 83-B, Rev., VRDO, AMT, 0.400%, 12/01/09	13,500
10,000	Series 90-C, Rev., VRDO, AMT, 1.000%, 12/01/09	10,000
34,955	Series 98-C, Rev, VRDO, 0.360%, 12/02/09	34,955
26,100	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	26,100
1,400	Pennsylvania Turnpike Commission, Series B-3, Rev., VRDO, LOC: Bank of America N.A, 0.250%, 12/01/09	1,400
10,500	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 12/01/09	10,500
160,000	Philadelphia School District, GO, TAN, 2.500%, 06/30/10	161,635
30,000	RBC Municipal Products, Inc. Trust, Series C-5, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.290%, 12/03/09	30,000
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	14,000
14,160	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.230%, 12/03/09 (e)	14,160

		713,356

	Rhode Island — 0.9%
23,380	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 0.260%, 12/01/09	23,380
2,145	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.300%, 12/01/09	2,145
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,400	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	11,400
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	6,650
13,900	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/01/09	13,900
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.340%, 12/03/09	7,000
19,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.340%, 12/03/09	19,900
135,000	State of Rhode Island, Plantations, GO, TAN, 2.500%, 06/30/10	136,538

		220,913

	South Carolina — 1.0%
41,100	Charleston County School District Development Corp., GO, SCSDE, SCSDE, 2.000%, 04/01/10	41,313
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.470%, 12/01/09	3,000
17,760	City of Charleston, Capital Improvements, Series B, Rev., VRDO, 0.260%, 12/03/09	17,760
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	16,370
14,790	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S Bank N.A., 0.300%, 12/03/09	14,790
19,700	Greenville Hospital System Board, Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	19,700
31,820	Patriots Energy Group, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 12/03/09	31,820
60,000	Piedmont Municipal Power Agency, Series E, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	60,000
900	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A, 0.350%, 12/03/09	900
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	18,000
1,820	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A, 0.350%, 12/03/09	1,820
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank of New York, 0.400%, 12/02/09	4,600
4,150	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/02/09	4,150
460	South Carolina Jobs & EDA, Valley Proteins, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.440%, 12/03/09	460
10,265	South Carolina Transportation Infrastructure Bank, MERLOTS, Rev., VRDO, BHAC-CR, AMBAC, 0.230%, 12/02/09	10,265

		244,948

	South Dakota — 0.4%
16,960	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	16,960
28,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 12/01/09	28,000
	South Dakota Housing Development Authority, Home Ownership Mortgage,
9,500	Series C, Rev., VRDO, AMT, 0.360%, 12/07/09	9,500
19,200	Series C-1, Rev., VRDO, 0.350%, 12/03/09	19,200
10,300	Series D, Rev., VRDO, 0.290%, 12/07/09	10,300
5,000	Series F, Rev., VRDO, 0.450%, 12/03/09	5,000
5,000	Series G, Rev., VRDO, 0.290%, 12/02/09	5,000
14,940	Series H, Rev., 2.500%, 01/04/10	14,959

		108,919

	Tennessee — 1.7%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	20,165
14,495	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	14,495
2,900	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	2,900
9,485	Series E-3-E, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	9,485
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	10,100
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.270%, 12/02/09	19,110
10,365	Chattanooga Health Educational & Housing Facility Board, Hospital Siskin Rehabilitation Project, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	10,365
24,700	City of Memphis, GO, BAN, 2.000%, 05/18/10	24,866
11,230	Clarksville Public Building Authority, Metropolitan Nashville & Davidson, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/01/09	11,230
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
14,900	Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/01/09	14,900
3,040	Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/09	3,040
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/03/09	3,000
14,475	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/01/09	14,475
38,250	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health, Rev., VAR, VRDO, 0.420%, 12/03/09	38,250
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
6,600	Series A, Rev., VRDO, 0.200%, 12/01/09	6,600
20,000	Series A-2, Rev., VRDO, 0.220%, 12/07/09	20,000
13,045	Series B, Rev., VRDO, 0.200%, 12/01/09	13,045
14,150	Metropolitan Government Nashville & Davidson County, IDA, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	14,150
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
45,160	Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	45,160
57,670	Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/01/09	57,670
7,660	Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	7,660
	Sevier County Public Building Authority,
15,550	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	15,550
10,015	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	10,015
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/09	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.320%, 12/02/09	7,140
4,720	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/03/09	4,720

		408,186

	Texas — 8.6%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/02/09	9,100
1,200	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/02/09	1,200
61,660	Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	61,660
16,968	City of Austin, Series PZ-157, Rev., VRDO, FSA, LIQ: Wells Fargo Bank N.A., 0.500%, 12/07/09	16,968
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 0.220%, 12/03/09	17,500
	City of Houston, First Lien,
25,000	Series A-1, Rev., VRDO, LOC: Bank of America N.A, 0.280%, 12/07/09	25,000
6,000	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/03/09	6,000
64,895	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.230%, 12/02/09 (e)	64,895
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.250%, 12/07/09 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.250%, 12/07/09 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.330%, 12/02/09	11,000
	City of San Antonio, Water Revenue,
12,500	Series 1237, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	12,500
6,435	Series SG-159, Rev., VRDO, FSA, 0.220%, 12/03/09	6,435
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bends Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/02/09	8,719
17,345	Crawford Educational Facilities Corp., Concordia University, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	17,345
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.200%, 12/03/09	19,040
14,550	Cypress-Fairbanks Independent School District, Series PZ-203, GO, VRDO, NATL-RE, PSF-GTD, LIQ: Wells Fargo Bank N.A., 0.500%, 12/07/09	14,550
12,400	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A, 0.240%, 12/01/09	12,400
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 12/03/09	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
25,040	Series DB-456, Rev., VRDO, FSA, LIQ: Deutsche Bank AG, 0.300%, 12/03/09	25,040
9,800	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.270%, 12/03/09	9,800
35,660	Dexia Credit Local Certificates Trust, Series 2008-062, GO, VRDO, PSF-GTD, LIQ: Dexia Credit Local, 0.470%, 12/07/09	35,660
10,910	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032 , GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	10,910
15,910	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/03/09	15,910
5,600	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	5,600
10,235	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 12/03/09	10,235
12,070	El Paso Independent School District, MERLOTS, Series K02, GO, VRDO, PSF-GTD, 0.230%, 12/02/09	12,070
25,019	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/03/09	25,019
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.300%, 12/02/09	5,000
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	35,000
50,600	Harris County Flood Control, Series ROCS-RR-II-R-10396, GO, VRDO, 0.250%, 12/03/09 (e)	50,600
11,995	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 0.180%, 12/01/09	11,995
25,000	Houston Texas Apartment System, Sub Lien, Series B, Rev., FSA, 5.700%, 07/01/10 (p)	25,766
70,000	Katy Independent School District, CHS Building, Series C, GO, VRDO, PSF-GTD, 0.230%, 12/01/09	70,000
20,555	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.240%, 12/03/09	20,555
17,000	Lewisville Independent School District, Municipal Securities Trust Receipts, Series SGA-134, GO, VRDO, LIQ: Societe Generale, 0.290%, 12/02/09 (e)	17,000
24,610	Lower Neches Valley Authority, Chevron USA, Inc. Project, Series 1987 , Rev., VRDO, 0.480%, 02/16/10	24,610
24,500	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.230%, 12/02/09	24,500
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.300%, 12/02/09 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.290%, 12/02/09	5,290
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.220%, 12/03/09	17,050
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.220%, 12/03/09	20,000
54,360	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, FSA, 0.270%, 12/07/09	54,360
10,000	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.400%, 12/02/09	10,000
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	36,280
17,425	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.230%, 12/03/09	17,425
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.300%, 12/02/09	11,735
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.330%, 12/01/09	600
10,455	Socorro Independent School District, MERLOTS, Series K01, GO, VRDO, PSF-GTD, 0.230%, 12/02/09	10,455
9,300	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/02/09	9,300
10,300	Southwest Higher Education Authority, Southern Methodist University, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 12/01/09	10,300
505,250	State of Texas, TRAN, 2.500%, 08/31/10	512,968
	State of Texas, College Student Loan,
57,630	Rev., VRDO, 0.310%, 12/07/09	57,630
	State of Texas, Veterans Housing Assistance Fund,
7,295	Series A, GO, VRDO, 0.290%, 12/01/09	7,295
19,500	Series A, GO, VRDO, LIQ: Dexia Credit Local, 0.360%, 12/01/09	19,500
7,100	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 0.290%, 12/02/09	7,100
18,205	Series II-B, GO, VRDO, VA GTD, 0.320%, 12/02/09	18,205
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/02/09	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/03/09	5,000
9,950	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 12/03/09	9,950
1,030	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.320%, 12/01/09	1,030
	Texas Municipal Gas Acquisition & Supply Corp. I,
53,335	Series 2847, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	53,335
301,160	Series 2848, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	301,160
63,000	Series 2849, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	63,000
18,125	Series MT-365, Rev., VRDO, 1.220%, 12/07/09	18,125
12,480	Texas State Turnpike Authority, Series ROCS-RR-II-R-12293, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A, 0.250%, 12/03/09 (e)	12,480
23,650	Tyler Health Facilities Development Corp., Mother Frances Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/03/09	23,650
4,690	University of Texas, Financing System, Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.200%, 12/07/09	4,690
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, NATL-RE, FHA, LIQ: Morgan Stanley Municipal Funding, 0.260%, 12/03/09	9,705

		2,114,750

	Utah — 1.2%
	Central Utah Water Conservancy District,
49,700	Series A, Rev., VRDO, 0.330%, 12/02/09	49,700
13,400	Series B, GO, VRDO, 0.330%, 12/02/09	13,400
32,470	Central Utah Water Conservancy District, Limited Tax, Series B, GO, VRDO, LIQ: Helaba, 0.330%, 12/02/09	32,470
6,000	County of Weber, IHC Health Care Services, Series A, Rev., VRDO, 0.240%, 12/01/09	6,000
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 12/02/09	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 12/03/09	10,080
11,810	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 12/03/09	11,810
	Utah Housing Corp., Single Family Mortgage,
11,560	Series 2, Rev., VRDO, 0.380%, 12/02/09	11,560
5,970	Series A, Rev., VRDO, 0.350%, 12/02/09	5,970
14,000	Series A, Class I, Rev., VRDO, LIQ: Barclays Bank plc, 0.250%, 12/02/09	14,000
16,000	Series B, Class I, Rev., VRDO, LIQ: Barclays Bank plc, 0.250%, 12/02/09	16,000
6,855	Series E-1, Class I, Rev., VRDO, 0.350%, 12/02/09	6,855
13,490	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 0.350%, 12/02/09	13,490
	Utah Housing Finance Agency, Single Family Mortgage,
3,800	Series C-1, Class I, Rev., VRDO, 0.350%, 12/02/09	3,800
7,495	Series D-1, Rev., VRDO, AMT, 0.350%, 12/02/09	7,495
7,705	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 0.350%, 12/02/09	7,705
6,820	Series F-2, Class I, Rev., VRDO, 0.350%, 12/02/09	6,820
	Utah Transit Authority,
11,250	Series 3006, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	11,250
22,000	Subseries B, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.180%, 12/01/09	22,000
14,115	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	14,115

		289,520

	Vermont — 0.5%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA , LIQ: Citibank N.A, 0.250%, 12/03/09	15,475
100,000	Vermont Student Assistance Corp., Series C-2, Rev., VRDO, LOC: Lloyds Bank, 0.280%, 12/03/09	100,000

		115,475

	Virginia — 0.7%
6,670	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	6,670
25,100	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	25,100
6,800	Hanover County EDA, Bon Secours Health System Inc., Series D-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 12/02/09	6,800
7,800	Harrisonburg Redevelopment & Housing Authority, Stoney Ridge/Dale First, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 12/01/09	7,800
9,300	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/03/09	9,300
16,595	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.230%, 12/02/09	16,595
11,000	Loudoun County IDA, Howard Hughes Medical Center, Series B, Rev., VRDO, 0.200%, 12/07/09	11,000
17,245	Montgomery County IDA, Virginia Tech Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	17,245
4,610	Norfolk EDA, Bon Secours Health System Inc., Series D-2, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/02/09	4,610
25,000	Norfolk EDA, Sentara Healthcare, Series B, Rev., VRDO, 0.700%, 03/03/10	25,000
23,000	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.240%, 12/07/09	23,000
10,230	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/01/09	10,230

		163,350

	Washington — 1.8%
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 0.300%, 12/02/09	4,000
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, FSA-CR, NATL-RE, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	8,915
11,295	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0063, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 12/07/09 (e)	11,295
10,850	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009 , GO, VRDO, FSA, LIQ: U.S Bank N.A., 0.250%, 12/03/09	10,850
111,000	Port of Tacoma, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/07/09	111,000
825	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.310%, 12/02/09	825
10,900	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.T. & S.A., 0.300%, 12/02/09	10,900
15,000	Snohomish County Public Utility District No. 1, Municipal Securities Trust Receipts, Series SGA-124, Rev., VRDO, FSA, LIQ: Societe Generale, 0.220%, 12/01/09	15,000
35,500	State of Washington, Series VR-96A, GO, VRDO, 0.220%, 12/02/09	35,500
	State of Washington, MERLOTS,
28,995	Series B-22, GO, VRDO, FGIC, MBIA, 0.230%, 12/02/09	28,995
21,620	Series B-22, GO, VRDO, FSA, 0.230%, 12/02/09	21,620
33,160	Series B-23, GO, VRDO, NATL-RE, 0.230%, 12/02/09	33,160
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.360%, 12/03/09	5,000
6,870	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/03/09	6,870
12,000	Washington Health Care Facilities Authority, Swedish Health Services, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 12/02/09	12,000
11,845	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.420%, 12/07/09	11,845
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/01/09	2,545
285	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.340%, 12/01/09	285
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/03/09	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 12/03/09	29,240
10,700	Washington State Housing Finance Commission, Seattle Country Day School, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 12/02/09	10,700
2,720	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	2,720
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/03/09	25,000
15,485	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 12/01/09	15,485
14,520	Wells Fargo Stage Trust, Series 2008-5C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 0.230%, 12/03/09 (e)	14,520

		441,870

	West Virginia — 0.1%
19,405	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, FSA, LIQ: U.S Bank N.A., 0.300%, 12/03/09	19,405

	Wisconsin — 2.8%
	City of Milwaukee,
73,000	RAN, 2.000%, 06/30/10	73,624
15,000	RAN, 2.500%, 06/30/10	15,170
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.640%, 12/07/09 (e)	91,200
33,500	Racine Unified School District, GO, TRAN, 2.000%, 07/12/10	33,782
280,000	State of Wisconsin, Rev., 2.500%, 06/15/10	283,028
16,000	University Hospitals & Clinics Authority, Rev., FSA, 6.200%, 04/01/10 (p)	16,456
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL-RE, 0.640%, 12/07/09	24,715
26,235	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VRDO, 0.600%, 03/15/10	26,235
15,000	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 12/02/09	15,000
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, FSA, 0.280%, 12/07/09	25,650
9,600	Wisconsin Health & Educational Facilities Authority, Medical College, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 12/03/09	9,600
	Wisconsin Housing & EDA,
44,895	Series A, Rev., VRDO, 0.360%, 12/07/09	44,895
2,160	Series E, Rev., VRDO, 0.350%, 12/02/09	2,160

		680,775

	Wyoming — 0.2%
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.700%, 12/01/09	10,600
22,525	Unita County, PCR, Chevron USA, Inc. Project, Rev., VRDO, 0.180%, 12/01/09	22,525
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.420%, 12/07/09	4,955

		38,080

	Total Municipal Bonds (Cost $23,551,906)	23,551,906

	Municipal Commercial Paper — 3.6%
	Arizona — 0.2%
25,000	City of Phoenix, Series 08-A, 0.350%, 12/16/09	25,000
20,000	Phoenix Civic Improvement Corp., 0.350%, 12/01/09	20,000

		45,000

	California — 0.4%
	California Statewide Communities Development Authority,
45,000	0.450%, 12/09/09	45,000
30,000	0.450%, 02/09/10	30,000
25,000	Series 9B-3, 0.320%, 02/04/10	25,000

		100,000

	District of Columbia — 0.2%
	Metropolitan Washington Airports Authority,
21,500	Series 2A-1, 0.350%, 01/07/10	21,500
22,000	Series 2A-1, 0.400%, 02/08/10	22,000

		43,500

	Florida — 0.6%
50,000	Alachua County, Series 08-A, 0.300%, 01/08/10	50,000
77,770	Florida Local Government Finance Commission, 0.380%, 12/01/09 (m)	77,770
21,000	Pinellas County Educational Facilities Authority, Series 1985, 0.380%, 02/09/10	21,000

		148,770

	Maryland — 0.1%
35,000	County of Baltimore, 0.370%, 01/21/10	35,000

	Massachusetts — 0.3%
25,292	Massachusetts Development Finance Agency, 0.350%, 12/01/09	25,292
45,600	State of Massachusetts Water Resources, 0.400%, 12/08/09	45,600

		70,892

	Minnesota — 0.1%
35,500	City of Rochester, 0.350%, 12/07/09	35,500

	Nevada — 0.1%
25,000	County of Clark, Series 8-B, 0.360%, 02/10/10	25,000

	Tennessee — 0.1%
30,000	State of Tennessee, Series 00-A, 0.400%, 02/09/10	30,000

	Texas — 1.4%
	Texas Municipal Power Agency,
94,200	0.350%, 12/02/09	94,200
38,000	0.350%, 01/06/10	38,000
85,000	0.400%, 12/04/09	85,000
	University of Texas,
50,000	0.420%, 01/06/10	50,000
29,500	0.420%, 01/12/10	29,500
33,875	0.420%, 02/01/10	33,875

		330,575

	Washington — 0.1%
	Port of Seattle,
33,940	0.400%, 12/01/09	33,940

		33,940

	Total Municipal Commercial Paper (Cost $898,177)	898,177

	Total Investments — 99.8% (Cost $24,450,083) *	24,450,083
	Other Assets in Excess of Liabilities — 0.2%	39,463

	NET ASSETS — 100.0%	$24,489,546

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Automatically Convertible Securities
AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CCRC	—	Congregate Care Retirement Center
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bank
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
UPMC	—	University of Pittsburgh Medical Center
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2009.
XLCA	—	Insured by XL Capital Assurance

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table represents each valuation input by state as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Debt Securities
Municipal Bonds
Alabama	$—	$13,260	$—	$13,260
Alaska	—	70,825	—	70,825
Arizona	—	231,575	—	231,575
California	—	1,657,114	—	1,657,114
Colorado	—	553,396	—	553,396
Connecticut	—	244,053	—	244,053
Delaware	—	318,345	—	318,345
District of Columbia	—	393,660	—	393,660
Florida	—	1,281,522	—	1,281,522
Georgia	—	286,813	—	286,813
Hawaii	—	68,932	—	68,932
Idaho	—	61,130	—	61,130
Illinois	—	905,245	—	905,245
Indiana	—	429,156	—	429,156
Iowa	—	65,895	—	65,895
Kansas	—	68,685	—	68,685
Kentucky	—	554,014	—	554,014
Louisiana	—	43,360	—	43,360
Maine	—	76,125	—	76,125
Maryland	—	521,815	—	521,815
Massachusetts	—	1,192,174	—	1,192,174
Michigan	—	570,460	—	570,460
Minnesota	—	152,581	—	152,581
Mississippi	—	382,195	—	382,195
Missouri	—	191,940	—	191,940
Nebraska	—	454,303	—	454,303
Nevada	—	330,350	—	330,350
New Hampshire	—	66,640	—	66,640
New Jersey	—	1,033,306	—	1,033,306
New Mexico	—	52,095	—	52,095
New York	—	3,225,304	—	3,225,304
North Carolina	—	903,313	—	903,313
North Dakota	—	30,880	—	30,880
Ohio	—	434,465	—	434,465
Oklahoma	—	122,410	—	122,410
Oregon	—	185,662	—	185,662
Other Territories	—	819,361	—	819,361
Pennsylvania	—	713,356	—	713,356
Rhode Island	—	220,913	—	220,913
South Carolina	$—	$244,948	$—	$244,948
South Dakota	—	108,919	—	108,919
Tennessee	—	408,186	—	408,186
Texas	—	2,114,750	—	2,114,750
Utah	—	289,520	—	289,520
Vermont	—	115,475	—	115,475
Virginia	—	163,350	—	163,350
Washington	—	441,870	—	441,870
West Virginia	—	19,405	—	19,405
Wisconsin	—	680,775	—	680,775
Wyoming	—	38,080	—	38,080

Total Municipal Bonds	—	23,551,906	—	23,551,906

Municipal Commercial Paper
Arizona	—	45,000	—	45,000
California	—	100,000	—	100,000
District of Columbia	—	43,500	—	43,500
Florida	—	148,770	—	148,770
Maryland	—	35,000	—	35,000
Massachusetts	—	70,892	—	70,892
Minnesota	—	35,500	—	35,500
Nevada	—	25,000	—	25,000
Tennessee	—	30,000	—	30,000
Texas	—	330,575	—	330,575
Washington	—	33,940	—	33,940

Total Municipal Commercial Paper	—	898,177	—	898,177

Total Investments in Securities	$—	$24,450,083	$—	$24,450,083

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)
(Amounts in USD, unless otherwise noted)

PRINCIPAL
AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Asset-Backed Securities — 6.1%
5,630		Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	4,525
		Countrywide Asset-Backed Certificates,
1,063		Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	711
10		Series 2004-1, Class 3A, VAR, 0.516%, 04/25/34 (m)	8
730		Series 2004-1, Class M1, VAR, 0.736%, 03/25/34 (m)	594
600		Series 2004-1, Class M2, VAR, 0.786%, 03/25/34 (m)	476
64		Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35 (m)	63
1,396		Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (i) (m)	1,341
2,152		Series 2006-3, Class 2A2, VAR, 0.416%, 06/25/36 (m)	1,729
		Countrywide Home Equity Loan Trust,
116		Series 2004-I, Class A, VAR, 0.529%, 02/15/34 (m)	50
144		Series 2004-K, Class 2A, VAR, 0.539%, 02/15/34 (m)	66
1,112		Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 0.277%, 12/20/54 (m)	965
7,620		GSAA Trust, Series 2006-11, Class 2A2, VAR, 0.396%, 07/25/36 (m)	2,456
141		GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.496%, 11/25/35 (m)	138
4,321		Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.416%, 07/25/36 (i) (m)	3,921
		Long Beach Mortgage Loan Trust,
1,120		Series 2004-1, Class M1, VAR, 0.736%, 02/25/34	788
750		Series 2004-1, Class M2, VAR, 0.786%, 02/25/34	634
4,220		Series 2004-3, Class M1, VAR, 0.806%, 07/25/34	2,969
740		New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.686%, 03/25/35	465
217		Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.076%, 02/25/33	144
1,460		PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,641
		RESI Finance LP, (Cayman Islands),
2,850		Series 2003-C, Class B3, VAR, 1.642%, 09/10/35 (e)	1,613
620		Series 2003-D, Class B3, VAR, 1.542%, 12/10/35 (e)	361
		Residential Asset Mortgage Products, Inc.,
1,512		Series 2006-EFC1, Class A2, VAR, 0.436%, 02/25/36	1,346
557		Series 2006-RS1, Class AI2, VAR, 0.466%, 01/25/36	371
4,288		Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.426%, 03/25/36 (i)	3,731
652		Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 0.416%, 12/25/35 (i)	611
		Wachovia Asset Securitization, Inc.,
232		Series 2002-HE2, Class A, VAR, 0.666%, 12/25/32	150
146		Series 2003-HE3, Class A, VAR, 0.486%, 11/25/33	74

		Total Asset-Backed Securities (Cost $34,379)	31,941

		Collateralized Mortgage Obligations — 9.4%
		Agency CMO — 1.4%
		Federal Home Loan Mortgage Corp. REMICS,
3,514		Series 2701, Class ST, IF, IO, 6.761%, 08/15/21 (m)	183
2,184		Series 2779, Class SM, IF, IO, 6.911%, 10/15/18 (m)	148
1,239		Series 2861, Class GS, IF, IO, 6.961%, 01/15/21 (m)	15
74		Series 2891, Class LI, IO, 5.000%, 06/15/24 (m)	–	(h)
1,408		Series 2931, Class GA, 5.000%, 11/15/28 (m)	1,472
2,956		Series 2975, Class SJ, IF, IO, 6.411%, 05/15/35 (m)	321
255		Series 2980, Class QB, 6.500%, 05/15/35 (m)	279
4,546		Series 3370, Class SH, IF, IO, 6.211%, 10/15/37 (m)	434
		Federal National Mortgage Association REMICS,
4,596		Series 2004-17, Class DS, IF, IO, 6.914%, 11/25/32 (m)	327
1,134		Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	58
9,336		Series 2007-109, Class GI, IF, IO, 5.834%, 12/25/37 (m)	1,142
2,263		Series 2008-17, Class KS, IF, IO, 6.114%, 11/25/37 (m)	225
18,243		Series 2008-61, Class S, IF, IO, 5.864%, 07/25/38 (m)	1,822
		Federal National Mortgage Association Whole Loan,
70		Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	74
927		Series 2003-W6, Class 1A41, 5.398%, 10/25/42 (m)	972

			7,472

		Non-Agency CMO — 8.0%
		Adjustable Rate Mortgage Trust,
97		Series 2005-4, Class 7A2, VAR, 0.466%, 08/25/35 (m)	72
486		Series 2005-5, Class 6A21, VAR, 0.466%, 09/25/35 (m)	325
2,613		Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.500%, 10/25/35 (m)	2,169
879		Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35 (m)	867
2,107		Citigroup Mortgage Loan Trust, Inc., Series 2007-12, Class 2A1, 6.500%, 10/25/36 (e) (m)	1,504
11,185		CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (m)	8,428
		Countrywide Alternative Loan Trust,
5,104		Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	4,671
7,637		Series 2006-24CB, Class A1, 6.000%, 06/25/36 (m)	6,132
1,685		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-10, Class 1A10, PAC, 5.850%, 05/25/36 (m)	1,616
		CS First Boston Mortgage Securities Corp.,
190		Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	167
300		Series 2004-5, Class 1A8, 6.000%, 09/25/34 (m)	301
2,585		Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR1, Class 1A2, VAR, 0.446%, 02/25/36 (m)	2,093
2,420		First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	2,403
6,138		Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 09/25/37	4,574
2,714		Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	2,290
3,156		Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.500%, 11/25/35	3,020
		WaMu Mortgage Pass-Through Certificates,
317		Series 2005-AR17, Class A1A1, VAR, 0.506%, 12/25/45	208
302		Series 2005-AR2, Class 2A21, VAR, 0.566%, 01/25/45	168
319		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, VAR, 0.426%, 07/25/46	148
		Wells Fargo Mortgage Backed Securities Trust,
212		Series 2003-2, Class A6, 5.250%, 02/25/18	211
238		Series 2004-F, Class A8, VAR, 4.720%, 06/25/34	230

			41,597

		Total Collateralized Mortgage Obligations (Cost $47,326)	49,069

		Commercial Mortgage-Backed Securities — 3.1%
		Bear Stearns Commercial Mortgage Securities,
2,570		Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,533
2,290		Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,313
1,390		Series 2005-T20, Class A4A, VAR, 5.298%, 10/12/42 (m)	1,406
2,980		Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42 (m)	2,867
		LB-UBS Commercial Mortgage Trust,
1,200		Series 2006-C1, Class A4, 5.156%, 02/15/31	1,172
2,240		Series 2006-C4, Class A4, VAR, 6.080%, 06/15/38	2,185
1,240		Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.359%, 09/15/21 (e)	1,018
1,440		Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.839%, 05/12/39	1,372
970		Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	994
200		Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	200

		Total Commercial Mortgage-Backed Securities (Cost $15,612)	16,060

		Corporate Bonds — 44.7%
		Consumer Discretionary — 6.7%
		Auto Components — 0.2%
455		Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15 (m)	465
		TRW Automotive, Inc.,
415		7.000%, 03/15/14 (e)	393
90		7.250%, 03/15/17 (e)	83

			941

		Automobiles — 0.1%
210		Navistar International Corp., 8.250%, 11/01/21	206

		Diversified Consumer Services — 0.1%
630		Service Corp. International, 7.375%, 10/01/14	628

		Hotels, Restaurants & Leisure — 1.1%
515		Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	542
810		Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp., 11.250%, 06/01/17 (e) (m)	826
855		Host Hotels & Resorts LP, 6.375%, 03/15/15	806
		MGM Mirage,
930		5.875%, 02/27/14	721
830		6.750%, 04/01/13	681
560		Royal Caribbean Cruises Ltd., (Liberia), 6.875%, 12/01/13	526
		Starwood Hotels & Resorts Worldwide, Inc.,
480		6.750%, 05/15/18	462
150		7.875%, 10/15/14	158
990		Vail Resorts, Inc., 6.750%, 02/15/14	975
115		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 11/01/17 (e)	115

			5,812

		Household Durables — 0.7%
370		ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13 (m)	363
150		Ames True Temper, Inc., VAR, 4.284%, 01/15/12 (m)	132
1,500		Newell Rubbermaid, Inc., 6.250%, 04/15/18	1,529
1,190		Sealy Mattress Co., 8.250%, 06/15/14	1,172
600		Simmons Bedding Co., 7.875%, 01/15/14 (d)	546
1,290		Simmons Co., SUB, 10.000%, 12/15/14 (d)	110

			3,852

		Internet & Catalog Retail — 0.0% (g)
140		QVC, Inc., 7.500%, 10/01/19 (e)	140

		Leisure Equipment & Products — 0.1%
115		Easton-Bell Sports, Inc., 9.750%, 12/01/16 (e)	117
550		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	487

			604

		Media — 3.7%
		CBS Corp.,
400		5.500%, 05/15/33	329
1,010		8.875%, 05/15/19 (m)	1,174
710		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (d)	782
295		Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	291
485		Charter Communications Holdings LLC, 8.000%, 04/30/12 (m)	493
		Comcast Corp.,
885		6.300%, 11/15/17 (m)	978
975		6.500%, 01/15/17 (m)	1,084
725		6.950%, 08/15/37 (m)	805
50		CSC Holdings LLC, 8.625%, 02/15/19 (e) (m)	53
2,360		Dex Media West LLC/Dex Media West Finance Co., Series B, 9.875%, 08/15/13 (d)	743
850		DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15 (m)	873
		DISH DBS Corp.,
1,880		7.125%, 02/01/16 (m)	1,861
200		7.750%, 05/31/15 (m)	203
		Intelsat Jackson Holdings Ltd., (Bermuda),
415		8.500%, 11/01/19 (e)	415
465		9.500%, 06/15/16	486
280		11.250%, 06/15/16	299
75		Intelsat Subsidiary Holding Co. Ltd., (Bermuda), 8.875%, 01/15/15 (e)	76
695		News America Holdings, Inc., 8.250%, 08/10/18	840
1,000		News America, Inc., 6.900%, 08/15/39 (e)	1,090
1,585		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	1,530
770		Time Warner Cable, Inc., 7.500%, 04/01/14	894
1,045		Viacom, Inc., 6.250%, 04/30/16	1,154
435		Videotron Ltee, (Canada), 6.875%, 01/15/14	424
235		Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	235
1,765		WPP Finance, (United Kingdom), 8.000%, 09/15/14	2,012

			19,124

		Multiline Retail — 0.4%
200		JC Penney Corp., Inc., 7.950%, 04/01/17	213
570		Macy’s Retail Holdings, Inc., 8.875%, 07/15/15	606
892		Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	805
500		Target Corp., 6.500%, 10/15/37	567

			2,191

		Specialty Retail — 0.1%
375		Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	388

		Textiles, Apparel & Luxury Goods — 0.2%
1,100		Hanesbrands, Inc., VAR, 4.592%, 12/15/14 (m)	993

		Total Consumer Discretionary	34,879

		Consumer Staples — 2.8%
		Beverages — 0.9%
		Anheuser-Busch InBev Worldwide, Inc.,
1,365		6.875%, 11/15/19 (e) (m)	1,558
1,300		7.200%, 01/15/14 (e) (m)	1,493
1,520		Constellation Brands, Inc., 7.250%, 09/01/16 (m)	1,539

			4,590

		Food & Staples Retailing — 0.7%
1,619		CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,643
		Rite Aid Corp.,
575		7.500%, 03/01/17	521
55		10.250%, 10/15/19 (e)	56
450		SUPERVALU, Inc., 8.000%, 05/01/16	459
740		Wal-Mart Stores, Inc., 5.250%, 09/01/35	745

			3,424

		Food Products — 0.2%
		Del Monte Corp.,
1,005		6.750%, 02/15/15 (m)	1,010
55		7.500%, 10/15/19 (e) (m)	55
85		Dole Food Co., Inc., 8.000%, 10/01/16 (e) (m)	86

			1,151

		Household Products — 0.4%
220		Central Garden and Pet Co., 9.125%, 02/01/13 (m)	222
720		Jarden Corp., 7.500%, 05/01/17	713
310		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	294
		Visant Holding Corp.,
630		8.750%, 12/01/13	649
410		SUB, 10.250%, 12/01/13	423

			2,301

		Tobacco — 0.6%
2,415		Altria Group, Inc., 9.700%, 11/10/18 (m)	2,988

		Total Consumer Staples	14,454

		Energy — 1.7%
		Oil, Gas & Consumable Fuels — 1.7%
1,050		Anadarko Petroleum Corp., 8.700%, 03/15/19 (m)	1,315
250		Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., 10.750%, 02/01/18 (e) (m)	272
1,015		Cenovus Energy, Inc., (Canada), 6.750%, 11/15/39 (e) (m)	1,116
610		Chesapeake Energy Corp., 7.000%, 08/15/14 (m)	607
325		Denbury Resources, Inc., 9.750%, 03/01/16 (m)	344
200		El Paso Corp., 8.250%, 02/15/16 (m)	207
295		Forest Oil Corp., 7.750%, 05/01/14 (m)	293
60		Linn Energy LLC, 11.750%, 05/15/17 (e)	67
290		Newfield Exploration Co., 6.625%, 04/15/16	285
1,315		ONEOK Partners LP, 5.900%, 04/01/12	1,411
110		OPTI Canada, Inc., (Canada), 9.000%, 12/15/12 (e)	110
		Petrohawk Energy Corp.,
310		7.875%, 06/01/15	309
300		9.125%, 07/15/13	311
160		Quicksilver Resources, Inc., 8.250%, 08/01/15	159
125		Swift Energy Co., 7.125%, 06/01/17	115
515		Tesoro Corp., 6.625%, 11/01/15	472
1,275		XTO Energy, Inc., 5.750%, 12/15/13	1,407

		Total Energy	8,800

		Financials — 17.6%
		Capital Markets — 3.7%
1,660		Credit Suisse/Guernsey, (Switzerland), VAR, 0.962%, 05/15/17 (m) (x)	1,104
		Goldman Sachs Group, Inc. (The),
3,610		6.000%, 05/01/14 (m)	3,984
760		7.500%, 02/15/19 (m)	897
3,795		Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (i) (x)	–	(h)
		Lehman Brothers Holdings, Inc.,
1,350		0.000%, 08/21/09 (d)	260
850		0.000%, 05/25/10 (d)	163
		Macquarie Group Ltd., (Australia),
1,035		7.300%, 08/01/14 (e)	1,131
1,255		7.625%, 08/13/19 (e)	1,384
		Merrill Lynch & Co., Inc.,
175		6.050%, 08/15/12	188
1,240		VAR, 0.481%, 11/01/11	1,209
		Morgan Stanley,
990		5.625%, 01/09/12	1,057
1,530		5.625%, 09/23/19	1,549
2,225		6.000%, 05/13/14	2,425
560		6.625%, 04/01/18	608
		UBS AG, (Switzerland),
900		5.750%, 04/25/18	930
2,500		5.875%, 12/20/17	2,594

			19,483

		Commercial Banks — 2.7%
2,410		Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	2,603
690		Discover Bank, 8.700%, 11/18/19 (m)	727
2,990		Royal Bank of Scotland plc (The), (United Kingdom), 4.875%, 08/25/14 (e)	3,085
1,000		Standard Chartered Bank, (United Kingdom), 6.400%, 09/26/17 (e)	1,053
1,940		Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,119
3,025		Svenska Handelsbanken AB, (Sweden), 4.875%, 06/10/14 (e)	3,236
1,410		Westpac Banking Corp., (Australia), 4.875%, 11/19/19	1,432

			14,255

		Consumer Finance — 1.0%
		Ford Motor Credit Co. LLC,
1,935		7.800%, 06/01/12 (m)	1,933
95		8.700%, 10/01/14 (m)	98
		GMAC, Inc.,
750		6.625%, 05/15/12 (e) (m)	710
892		6.875%, 08/28/12 (e) (m)	845
1,325		HSBC Finance Corp., 5.000%, 06/30/15 (m)	1,377

			4,963

		Diversified Financial Services — 3.3%
		Bank of America Corp.,
2,635		5.650%, 05/01/18 (m)	2,656
1,075		6.500%, 08/01/16 (m)	1,142
1,365		7.375%, 05/15/14 (m)	1,532
980		Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	1,161
955		Capital One Financial Corp., 6.750%, 09/15/17 (m)	1,052
1,090		CDP Financial, Inc., (Canada), 5.600%, 11/25/39 (e) (m)	1,127
		Citigroup, Inc.,
2,105		5.500%, 10/15/14 (m)	2,144
4,000		6.000%, 08/15/17 (m)	4,014
1,145		General Electric Capital Corp., 5.875%, 01/14/38 (m)	1,063
1,035		Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,055

			16,946

		FDIC Guaranteed Securities ~ — 2.0%
3,335		Bank of America Corp., 3.125%, 06/15/12 (m)	3,500
3,335		Citigroup, Inc., 2.875%, 12/09/11 (m)	3,462
3,300		Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12 (m)	3,472

			10,434

		Insurance — 4.3%
2,000		Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	2,008
		Metropolitan Life Global Funding I,
1,450		5.125%, 04/10/13 (e)	1,555
1,500		5.125%, 06/10/14 (e)	1,611
		Pricoa Global Funding I,
3,805		5.400%, 10/18/12 (e)	4,031
2,500		VAR, 0.413%, 06/26/12 (e)	2,345
2,000		Principal Life Income Funding Trusts, VAR, 0.455%, 11/08/13	1,807
715		Protective Life Corp., 8.450%, 10/15/39	701
700		StanCorp Financial Group, Inc., VAR, 6.900%, 06/01/67	502
1,860		WR Berkley Corp., 7.375%, 09/15/19 (m)	1,962
6,000		Xlliac Global Funding, VAR, 0.574%, 08/10/10 (e) (m)	5,772

			22,294

		Real Estate Investment Trusts (REITs) — 0.6%
1,115		Camden Property Trust, 5.700%, 05/15/17 (m)	1,086
610		ERP Operating LP, 5.200%, 04/01/13 (m)	639
1,315		Simon Property Group LP, 6.750%, 05/15/14	1,441

			3,166

		Total Financials	91,541

		Health Care — 2.4%
		Health Care Equipment & Supplies — 0.6%
1,750		Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	1,877
760		Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	738
320		DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	337

			2,952

		Health Care Providers & Services — 1.5%
265		Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	272
1,825		CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	1,862
3,024		HCA, Inc., PIK, 9.625%, 11/15/16 (m)	3,224
510		Health Management Associates, Inc., 6.125%, 04/15/16 (m)	468
900		Roche Holdings, Inc., 6.000%, 03/01/19 (e)	1,016
250		Tenet Healthcare Corp., 9.250%, 02/01/15	262
350		United Surgical Partners International, Inc., PIK, 9.250%, 05/01/17	353
200		US Oncology, Inc., 9.125%, 08/15/17 (e)	209

			7,666

		Pharmaceuticals — 0.3%
1,570		Pfizer, Inc., 6.200%, 03/15/19	1,809

		Total Health Care	12,427

		Industrials — 2.1%
		Aerospace & Defense — 0.3%
45		Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	44
145		Bombardier, Inc., (Canada), 8.000%, 11/15/14 (e) (m)	147
970		L-3 Communications Corp., 5.875%, 01/15/15	951
110		Spirit Aerosystems, Inc., 7.500%, 10/01/17 (e)	108
30		Triumph Group, Inc., 8.000%, 11/15/17 (e)	30

			1,280

		Building Products — 0.0% (g)
110		Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16 (e) (m)	115

		Commercial Services & Supplies — 0.5%
		ACCO Brands Corp.,
330		7.625%, 08/15/15 (m)	299
415		10.625%, 03/15/15 (e) (m)	448
230		Corrections Corp. of America, 6.250%, 03/15/13 (m)	230
15		Geo Group, Inc. (The), 7.750%, 10/15/17 (e) (m)	15
1,260		Iron Mountain, Inc., 6.625%, 01/01/16	1,235
255		ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	258

			2,485

		Construction & Engineering — 0.0% (g)
		Esco Corp.,
30		8.625%, 12/15/13 (e) (m)	30
60		VAR, 4.174%, 12/15/13 (e) (m)	55

			85

		Industrial Conglomerates — 0.2%
960		General Electric Co., 5.250%, 12/06/17 (m)	998
105		Koppers, Inc., 7.875%, 12/01/19 (e)	105

			1,103

		Industrial Machinery — 0.3%
395		Baldor Electric Co., 8.625%, 02/15/17 (m)	403
250		General Cable Corp., 7.125%, 04/01/17 (m)	242
592		RBS Global, Inc. / Rexnord LLC, 9.500%, 08/01/14 (e)	589

			1,234

		Machinery — 0.3%
1,550		Terex Corp., 8.000%, 11/15/17	1,418
200		Titan International, Inc., 8.000%, 01/15/12	196

			1,614

		Road & Rail — 0.5%
200		Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	196
1,085		Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19 (m)	1,277
485		Hertz Corp. (The), 8.875%, 01/01/14 (m)	487
555		RSC Equipment Rental, Inc., 9.500%, 12/01/14	543
245		United Rentals North America, Inc., 9.250%, 12/15/19	241

			2,744

		Trading Companies & Distributors — 0.0% (g)
175		Interline Brands, Inc., 8.125%, 06/15/14	173

		Total Industrials	10,833

		Information Technology — 1.1%
		Communications Equipment — 0.2%
250		Avaya, Inc., 9.750%, 11/01/15 (e) (m)	242
650		Cisco Systems, Inc., 5.500%, 01/15/40 (m)	646

			888

		Electronic Equipment, Instruments & Components — 0.1%
250		Aeroflex, Inc., 11.750%, 02/15/15 (m)	245
		Flextronics International Ltd., (Singapore),
150		6.250%, 11/15/14 (m)	145
150		6.500%, 05/15/13 (m)	148
157		NXP BV/Funding LLC, (Netherlands), 10.000%, 07/15/13 (e)	159

			697

		IT Services — 0.4%
1,000		First Data Corp., 9.875%, 09/24/15 (m)	890
1,400		SunGard Data Systems, Inc., 10.250%, 08/15/15	1,435

			2,325

		Semiconductors & Semiconductor Equipment — 0.2%
180		Advanced Micro Devices, Inc., 7.750%, 11/01/12	183
		Amkor Technology, Inc.,
50		7.750%, 05/15/13 (m)	50
365		9.250%, 06/01/16 (m)	376
381		Freescale Semiconductor, Inc., PIK, 9.125%, 12/15/14 (m)	308
340		Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	330

			1,247

		Software — 0.2%
710		Oracle Corp., 6.125%, 07/08/39	777

		Total Information Technology	5,934

		Materials — 2.4%
		Chemicals — 0.6%
205		Dow Chemical Co. (The), 8.550%, 05/15/19 (m)	242
		Huntsman International LLC,
210		5.500%, 06/30/16 (e)	182
110		7.875%, 11/15/14	104
570		Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e)	376
250		Johnsondiversey, Inc., 8.250%, 11/15/19 (e)	250
910		PolyOne Corp., 8.875%, 05/01/12	933
365		Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	296
185		Solutia, Inc., 8.750%, 11/01/17	193
330		Terra Capital, Inc., 7.750%, 11/01/19 (e)	350

			2,926

		Containers & Packaging — 0.1%
90		Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 05/15/17 (e) (m)	92
560		Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14 (m)	568
60		Greif, Inc., 7.750%, 08/01/19 (e) (m)	61
100		Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, 10/15/16 (e)	101

			822

		Metals & Mining — 1.1%
		ArcelorMittal, (Luxembourg),
570		6.125%, 06/01/18 (m)	582
1,305		9.850%, 06/01/19 (m)	1,608
1,125		Arch Western Finance LLC, 6.750%, 07/01/13 (m)	1,119
490		Barrick Australian Finance Pty Ltd., (Australia), 5.950%, 10/15/39 (e) (m)	486
		Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
145		8.250%, 12/15/17 (e) (m)	143
95		8.500%, 12/15/19 (e) (m)	94
450		FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e) (m)	491
460		Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15 (m)	493
800		Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	790

			5,806

		Paper & Forest Products — 0.6%
		Georgia-Pacific LLC,
420		7.000%, 01/15/15 (e) (m)	425
445		7.125%, 01/15/17 (e) (m)	451
270		Glatfelter, 7.125%, 05/01/16 (m)	267
1,000		International Paper Co., 9.375%, 05/15/19	1,241
110		NewPage Corp., 11.375%, 12/31/14 (e)	108
895		Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12 (d)	705

			3,197

		Total Materials	12,751

		Telecommunication Services — 4.8%
		Diversified Telecommunication Services — 3.9%
		AT&T, Inc.,
1,090		5.800%, 02/15/19 (m)	1,177
3,230		6.700%, 11/15/13 (m)	3,703
		British Telecommunications plc, (United Kingdom),
1,705		5.950%, 01/15/18 (m)	1,760
735		9.625%, 12/15/30 (m)	941
310		GCI, Inc., 8.625%, 11/15/19 (e) (m)	310
810		Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e)	851
		PAETEC Holding Corp.,
280		8.875%, 06/30/17	278
315		9.500%, 07/15/15	293
565		Qwest Communications International, Inc., 7.250%, 02/15/11	565
120		Qwest Corp., 8.875%, 03/15/12	127
1,060		Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	1,232
		Telefonica Emisiones S.A.U., (Spain),
1,990		5.855%, 02/04/13	2,187
3,940		5.984%, 06/20/11	4,201
		Verizon Communications, Inc.,
715		6.350%, 04/01/19	803
670		8.750%, 11/01/18	851
610		Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e)	653
275		Windstream Corp., 8.625%, 08/01/16	277

			20,209

		Wireless Telecommunication Services — 0.9%
800		Alltel Corp., 7.875%, 07/01/32 (m)	973
570		Cricket Communications, Inc., 9.375%, 11/01/14 (m)	549
		Crown Castle International Corp.,
250		7.125%, 11/01/19 (m)	247
250		9.000%, 01/15/15 (m)	264
230		Digicel Group Ltd., (Bermuda), 8.875%, 01/15/15 (e) (m)	223
395		iPCS, Inc., PIK, 3.531%, 05/01/14	318
1,000		MetroPCS Wireless, Inc., 9.250%, 11/01/14	1,002
1,395		Sprint Capital Corp., 6.900%, 05/01/19	1,217

			4,793

		Total Telecommunication Services	25,002

		Utilities — 3.1%
		Electric Utilities — 0.8%
630		Dominion Resources, Inc., 5.200%, 08/15/19 (m)	663
1,345		Duke Energy Corp., 5.050%, 09/15/19 (m)	1,379
		Mirant Americas Generation LLC,
330		8.300%, 05/01/11	336
100		8.500%, 10/01/21	90
1,010		Nevada Power Co., 7.125%, 03/15/19	1,160
660		Pacific Gas & Electric Co., 6.250%, 03/01/39	737

			4,365

		Gas Utilities — 1.0%
850		DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,037
1,005		EQT Corp., 8.125%, 06/01/19 (m)	1,173
1,265		Kinder Morgan Energy Partners LP, 6.850%, 02/15/20	1,435
250		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	252
1,440		Sonat, Inc., 7.625%, 07/15/11	1,463

			5,360

		Independent Power Producers & Energy Traders — 0.6%
415		AES Corp. (The), 8.000%, 10/15/17 (m)	414
205		Dynegy Holdings, Inc., 7.625%, 10/15/26	133
1,100		Energy Future Holdings Corp., 10.875%, 11/01/17 (m)	773
1,540		NRG Energy, Inc., 7.375%, 02/01/16	1,532

			2,852

		Multi-Utilities — 0.7%
1,065		DTE Energy Co., 7.625%, 05/15/14 (m)	1,204
630		Mirant North America LLC, 7.375%, 12/31/13	621
1,370		National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	1,853

			3,678

		Total Utilities	16,255

		Total Corporate Bonds (Cost $220,453)	232,876

		Mortgage Pass-Through Securities — 40.4%
38		Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family, 6.000%, 02/01/11 - 04/01/11 (m)	41
		Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
10,900		TBA, 4.500%, 12/15/39	11,174
16,725		TBA, 5.000%, 12/15/39	17,532
20,440		TBA, 5.500%, 12/15/39	21,756
10,715		TBA, 6.000%, 12/15/39	11,494
3,500		TBA, 6.500%, 12/15/39	3,778
99		6.000%, 01/01/35 (m)	107
26		7.000%, 12/01/25 - 02/01/26 (m)	29
68		7.500%, 10/01/26 - 02/01/27 (m)	78
49		8.000%, 04/01/26 - 07/01/26 (m)	56
		Federal National Mortgage Association, 15 Year, Single Family,
14,365		TBA, 4.500%, 12/25/24	15,047
11,185		TBA, 5.000%, 12/25/24	11,881
7,350		TBA, 5.500%, 12/25/24	7,869
1,695		TBA, 6.000%, 12/25/24	1,825
		Federal National Mortgage Association, 30 Year, Single Family,
14,400		TBA, 4.500%, 12/25/39	14,780
14,020		TBA, 5.000%, 12/25/39	14,704
16,585		TBA, 5.500%, 12/25/39	17,637
18,365		TBA, 6.000%, 12/25/39	19,685
6,385		TBA, 6.500%, 12/25/39	6,897
837		6.000%, 10/01/23 - 01/01/29 (m)	908
823		6.500%, 04/01/29 - 03/01/35 (m)	893
222		7.000%, 02/01/35 - 03/01/35 (m)	245
30		7.500%, 03/01/35 (m)	34
		Government National Mortgage Association, 30 Year, Single Family,
8,400		TBA, 4.500%, 12/15/39	8,636
7,200		TBA, 5.000%, 12/15/39	7,568
9,100		TBA, 5.500%, 12/15/39	9,687
5,200		TBA, 6.000%, 12/15/39	5,566
490		7.000%, 09/15/31 (m)	548
–	(h)	9.000%, 04/15/11 (m)	–	(h)

		Total Mortgage Pass-Through Securities (Cost $207,336)	210,455

		Supranational — 0.6%
2,760		European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,806)	3,077

		U.S. Government Agency Securities — 6.7%
		Federal Home Loan Mortgage Corp.,
11,225		2.125%, 09/21/12 (m)	11,481
4,000		3.750%, 03/27/19 (m)	4,073
1,800		5.125%, 10/18/16 (m)	2,037
		Federal National Mortgage Association,
14,800		1.750%, 08/10/12 (m)	15,030
2,140		4.875%, 12/15/16 (m)	2,392
50		6.625%, 11/15/30 (m)	63

		Total U.S. Government Agency Securities (Cost $34,067)	35,076

		U.S. Treasury Obligations — 5.5%
		U.S. Treasury Bonds,
5,210		3.500%, 02/15/39 (m)	4,592
2,270		4.250%, 05/15/39 (m)	2,287
100		4.375%, 02/15/38 (m)	103
790		4.500%, 08/15/39 (m)	830
310		5.500%, 08/15/28 (m)	370
300		6.250%, 08/15/23 (m)	380
690		7.250%, 05/15/16 (m)	883
750		7.500%, 11/15/16 (m)	978
6,500		U.S. Treasury Inflation Indexed Notes, 0.625%, 04/15/13	6,794
		U.S. Treasury Notes,
8,307		1.375%, 02/15/12 (m)	8,416
725		3.125%, 05/15/19 (m)	722
525		3.375%, 11/15/19 (m)	533
575		3.500%, 02/15/18 (m)	597
1,360		3.750%, 11/15/18 (m)	1,426

		Total U.S. Treasury Obligations (Cost $27,705)	28,911

NUMBER OF
CONTRACTS

		Option Purchased — 0.7%
		Call Option Purchased — 0.1%
–	(h)	10 Year U.S. Treasury Note Futures, Expiring 12/24/09 @ 120.00, American Style	69
–	(h)	90 Day Eurodollar Futures, Expiring 12/14/09 @ 99.50, American Style	187

		Total Call Option Purchased (Cost $64)	256

NOTIONAL
AMOUNT

		Receiver/Payer Straddles on Interest Rate Swaps — 0.5%
10,960		Expiring 11/13/12. If exercised the Fund pays/receives semi-annually 4.665% and receives/pays quarterly floating 3 month LIBOR terminating 11/15/22. European Style. Counterparty: Deutsche Bank AG, New York (r)	1,513
6,576		Expiring 11/15/10. If exercised the Fund pays/receives quaterly 4.060% and receices/pays quarterly floating 3 month LIBOR terminating 11/17/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	592
74,660		Expiring 11/16/10. If exercised the Fund pays/receives semi-annually 1.680% and receives/pays quarterly floating 3 month LIBOR terminating 11/18/11. European Style. Counterparty: Citibank, N.A. (r)	693

		Total Receiver/Payer Straddles on Interest Rate Swaps (Cost $2,736)	2,798

NUMBER OF
CONTRACTS

		Put Options Purchased — 0.1%
–	(h)	10 Year U.S. Treasury Note Futures, Expiring 12/24/09 @ 115.50, American Style	2
–	(h)	90 Day Eurodollar Futures, Expiring 06/14/10 @ 99.38, American Style	27

NOTIONAL
AMOUNT

		Payer Options Purchased on Interest Rate Swaps:
15,070		Expiring 03/25/10. If exercised the fund pays semi-annually 4.250% and receives quarterly floating 3 month LIBOR termination 03/29/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	75
11,000		Expiring 06/30/10. If exercised the fund pays semi-annually 4.698% and receives quarterly floating 3 month LIBOR terminating date 07/02/20, European Style. Counterparty: Royal Bank of Scotland (r)	87
5,500		Expiring 07/12/10. If exercised the fund pays semi-annually 4.388% and receives quarterly floating 3 month LIBOR terminating 07/14/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	70
62,920		Expiring 09/22/10. If exercised the fund pays quarterly floating 3 month LIBOR and receives 1.060% semi-annually terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	149
62,920		Expiring 9/22/10. If exercised the fund pays semi-annually 3.060% and receives quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)
			47

		Total Put Option Purchased (Cost $1,129)	457

		Total Options Purchased (Cost $3,929)	3,511

SHARES

		Short-Term Investments — 25.1%
		Investment Company — 24.8%
129,520		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m)	129,520

		U.S. Treasury Obligation — 0.3%
1,605		U.S. Treasury Bill, 0.062%, 01/14/10 (k) (n)	1,605

		Total Short-Term Investments (Cost $131,124)	131,125

		Total Investments — 142.3% (Cost $724,737)	742,101
		Liabilities in Excess of Other Assets — (42.3)%	(220,530)

		NET ASSETS — 100.0%	$521,571

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
99	Eurodollar	12/14/09	$24,679	$248
108	30 Day Federal Funds	02/26/10	44,929	129
6	10 Year U.S. Treasury Note	03/22/10	720	9
209	30 Year U.S. Treasury Bond	03/22/10	25,648	556
31	2 Year U.S. Treasury Note	03/31/10	6,755	18
5	30 Day Federal Funds	04/30/10	2,079	– (h)
5	30 Day Federal Funds	05/28/10	2,079	– (h)
41	Eurodollar	09/13/10	10,171	16
120	Eurodollar	06/13/11	29,473	56
	Short Futures Outstanding
(23)	30 Day Federal Funds	01/29/10	(9,571)	(8)
(17)	Eurodollar	03/15/10	(4,233)	1
(117)	10 Year U.S. Treasury Note	03/22/10	(14,033)	(195)
(89)	2 Year U.S. Treasury Note	03/31/10	(19,392)	(55)
(238)	30 Day Federal Funds	03/31/10	(98,996)	(118)
(165)	5 Year U.S. Treasury Note	03/31/10	(19,349)	(193)
(60)	Eurodollar	06/14/10	(14,921)	2
(60)	3 Month Euro	06/18/12	(14,578)	(38)

				$428

Forward Foreign Currency Exchange Contracts

					NET UNREALIZED
CONTRACTS		SETTLEMENT	SETTLEMENT	VALUE AT	APPRECIATION
TO BUY		DATE	VALUE	11/30/09	(DEPRECIATION)

2,150,000	GBP	12/17/09	$3,529	$3,537	$8

					NET UNREALIZED
CONTRACTS		SETTLEMENT	SETTLEMENT	VALUE AT	APPRECIATION
TO SELL		DATE	VALUE	11/30/09	(DEPRECIATION)

2,150,000	GBP	12/17/09	$3,564	$3,536	$28

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
GBP	—	British Pound
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(r)	Rates shown are per annum and payments are as described.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2009.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,880
Aggregate gross unrealized depreciation	(11,516)

Net unrealized appreciation/depreciation	$17,364

Federal income tax cost of investments	$724,737

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$ 99.25	06/14/10	97	$ (84)
90 Day Eurodollar Futures, American Style	99.63	12/14/09	344	(88)
				$ (172)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$ 98.38	12/14/09	172	$ (1)
90 Day Eurodollar Futures, American Style	99.00	06/14/10	74	(15)
				$ (16)

Payer Options Written on Interest Rate Swaps *

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Deutsche Bank AG, New York	5.388% semi-annually	07/12/10	07/14/20	$ 5,500	$ (21)
(Premiums received of $79.)

* European Style

** The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.

Receiver/Payer Straddles on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Deutsche Bank AG, New York	4.425% semi-annually	11/14/11	11/16/11	$ 17,536	$ (2,145)
(Premiums received of $2,073.)

* European Style

** The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	12/20/14	0.768%	900	$ (12)	$ 15
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	12/20/14	1.678	900	27	(42)
Citibank, N.A.:
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/14	0.707	1,800	(28)	30
Sherwin-Williams Co.(The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.465	900	(25)	31
Wells Fargo & Co., 0.481%, 10/28/15	1.000% quarterly	12/20/14	1.075	900	1	2
Credit Suisse International:
Comcast Cable Communications LLC, 7.125%, 06/15/13	1.000% quarterly	09/20/14	0.528	1,800	(43)	64
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.406	1,000	(29)	31
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.400	3,000	(89)	89
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.722	1,400	(21)	27
Kingdom of Sweden, 3.875%, 12/29/09	1.420% quarterly	03/20/14	0.461	2,350	(101)	-
Kingdom of Sweden, 3.875%, 12/29/09	1.540% quarterly	03/20/14	0.461	1,150	(55)	-
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.168	1,500	(192)	(60)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	1,800	16	(17)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	12/20/14	1.267	900	10	(8)
Time Warner Cable, Inc., 5.850%, 05/01/17	1.000% quarterly	12/20/14	1.475	1,200	24	(22)
Deutsche Bank AG, New York:
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.400	6,000	(178)	175
Kohl's Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/14	0.903	3,000	(19)	10
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.168	3,000	(383)	(27)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.168	3,000	(383)	65
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	2.204	1,800	(237)	112
Macy's Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	12/20/14	2.666	200	14	(17)
MGIC Investment Corp., 5.375%, 11/01/15	5.000% quarterly	12/20/14	11.715	175	36	(61)
Nokia OYJ, 6.750%, 02/04/19	0.250% quarterly	12/20/14	0.602	900	15	(13)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	900	8	(9)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	900	8	(5)
Republic of Austria, 5.250%, 01/04/11	1.620% quarterly	06/20/14	0.676	6,100	(271)	-
Sara Lee Corp., 6.125%, 11/01/32	1.000% quarterly	06/20/14	0.570	2,000	(42)	53
Walt Disney Co. (The), 5.625%, 09/15/16	1.000% quarterly	09/20/14	0.482	1,800	(47)	48
Royal Bank of Scotland:
Lowe's Cos, Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/14	0.697	1,800	(29)	34
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	1,800	16	(26)
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	09/20/14	1.239	1,800	16	(30)
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	02/20/14	0.616	320	(23)	-
Republic of Slovenia, 5.375%, 04/11/11	2.197% semi-annually	02/20/14	0.616	520	(37)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually	02/20/14	0.616	560	(37)	-
Republic of Slovenia, 5.375%, 04/11/11	2.050% semi-annually	02/20/14	0.616	1,900	(122)	-
TJX Cos, Inc., 7.450%, 12/15/09	1.000% quarterly	09/20/14	0.677	1,000	(17)	34
Woolworths Ltd., 5.550%, 11/15/15	1.000% quarterly	12/20/14	0.465	450	(13)	10
Union Bank of Switzerland AG:
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.722	400	(6)	8
RadioShack Corp., 7.375%, 05/15/11	1.000% quarterly	12/20/14	1.267	900	10	(7)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.465	400	(11)	14
					$ (2,249)	$ 508

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619%	3,400	$ 848	$ (897)
Credit Suisse International:
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	1,500	141	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	2,500	235	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	3,500	329	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	5,000	470	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	7.096	900	261	(265)
Deutsche Bank AG, New York:
CDX.EM.11.1	5.000% semi-annually	06/20/14	2.827	2,000	(222)	96
CDX.NA.HY.12.8	5.000% quarterly	06/20/14	6.456	2,000	81	(220)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.914	5,000	470	(962)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619	5,500	1,371	(1,875)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	41.619	11,375	2,835	(2,098)
CDX.NA.HY.12.8	5.000% quarterly	06/20/14	6.456	1,800	73	(114)
					$ 6,892	$ (9,200)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.689%	900	$ (27)	$ 36
Credit Suisse International:
Comcast Corp., 5.300%, 01/15/14	1.000% quarterly	09/20/14	1.343	1,800	(24)	21
Comcast Corp., 5.300%, 01/15/14	1.000% quarterly	12/20/14	1.370	1,200	(18)	17
Grohe Holding GmbH, 8.625%, 10/01/14	5.000% quarterly	12/20/14	11.542	300	(98)	113
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.689	900	(27)	24
Deutsche Bank AG, New York:
Ambac Financial Group, Inc., 9.375%, 08/01/11	5.000% quarterly	12/20/14	58.355	225	(156)	156
Grohe Holding GmbH, 8.625%, 10/01/14	5.000% quarterly	12/20/14	11.542	200	(65)	58
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.147	3,000	385	(59)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.147	3,000	385	(115)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	2.189	1,800	238	(124)
Prudential Financial Inc, 4.500%, 07/15/13	5.000% quarterly	06/20/14	2.083	2,000	262	330
Union Bank of Switzerland AG:
Assured Guaranty US Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly	12/20/14	8.682	450	(57)	66
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.689	900	(27)	23
Radian Group, Inc., 5.375%, 06/15/15	5.000% quarterly	12/20/14	18.617	400	(137)	103
Sears Roebuck Acceptance Corp., 7.500%, 01/15/13	5.000% quarterly	12/20/14	4.304	200	8	(16)
					$ 642	$ 633

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	4.354%	4,000	$ 4	$ 115
Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	3,100	(2,068)	2,107
CMBX.NA.AJ.1.1	1.090% monthly	03/15/49	9.900	3,500	(1,425)	1,468
Credit Suisse International:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	900	(600)	621
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	2,700	(1,801)	1,906
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	2,700	(1,801)	1,906
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	4.354	2,000	2	75
CMBX.NA.AAA.4	0.350% monthly	02/17/51	4.051	900	(200)	211
CMBX.NA.AJ.1.1	1.090% monthly	03/15/49	9.900	3,500	(1,425)	1,467
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	800	(534)	566
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	5,000	(3,335)	3,625
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	47.256	11,375	(7,587)	6,126
CMBX.NA.A.2.1	0.150% monthly	03/15/49	14.932	400	(238)	233
CMBX.NA.A.2.1	0.150% monthly	03/15/49	14.932	900	(535)	525
					$ (21,543)	$ 20,951

[1]  The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]  The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]  Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]  The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors.

Interest Rate Swaps

SWAP COUNTERPARTY	RATE TYPE (r)		TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND
Citibank, N.A.	3.352% semi-annually	3 month LIBOR quarterly	10/06/19	5,970	$ (65)	$ -
Citibank, N.A.	4.253% semi-annually	3 month LIBOR quarterly	11/17/39	4,600	(188)	-
Credit Suisse International	4.184% semi-annually	3 month LIBOR quarterly	09/24/39	5,600	(193)	-
Deutsche Bank AG, New York	1.220% semi-annually	3 month LIBOR quarterly	12/18/11	24,890	(86)	-
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.620% semi-annually	12/18/14	20,806	252	-
Deutsche Bank AG, New York	3.542% semi-annually	3 month LIBOR quarterly	12/18/19	5,750	(112)	-
					$ (392)	$ -

[1]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Citibank, N.A. (††)	U.S. Treasury Bond, 4.375%, 11/15/39	$ 99.55	12/11/09	4,850	$ 159	$ -
Citibank, N.A. (††)	U.S. Treasury Note, 3.625%, 08/15/19	102.02	12/21/09	5,780	69	-
Credit Suisse International (††)	U.S. Treasury Bond, 4.500%, 08/15/39	103.65	12/16/09	5,600	63	-
					$ 291	$ -

[1]  Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors.

(††) If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock.  If the market price is below the price lock at termination, the Fund pays the difference between the price lock and market price.

1. Derivatives

The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments, or to generate income or gain to the Fund. The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Derivative notional amounts and values which are disclosed in the Schedule of Portfolio Investments are indicative of the volume of the Fund’s derivative activities.

Notes 1A – 1D below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury index, or other financial futures to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedule of Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions

1B. Forward Foreign Currency Contracts - The Fund may be exposed to foreign currency risks associated with portfolio investments and use forward foreign currency contracts to hedge or manage these exposures. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The values of forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency and changes to value are recorded as unrealized appreciation or depreciation until the contract settlement date. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Options - The Fund purchases and sells (write) put and call options on various instruments including futures, securities and interest rate swaps (referred to as swaptions) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (strike price) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions are settled for cash. Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price.

Purchased Options – Premiums paid by the Fund for purchased options are adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, a Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options- Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Written uncovered call options subject the fund to unlimited risk of loss. Written covered call options limit the upside potential of the security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the par premium.

1D. Swaps - The Fund may engage in various swap transactions, including interest rate, credit default, index, price lock, spreadlock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) currency, and inflation risks within their respective portfolios. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund, are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps - The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments, to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced: by the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and, net amounts received from credit default swaps purchased with the identical reference obligation.

Price Locks – The Fund enters into price locks to hedge interest rate exposures within its investment portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

Interest Rate Swaps – The Fund enters into interest rate swaps to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$31,941	$—	$31,941
Collateralized Mortgage Obligations	—	49,069	—	49,069
Commercial Mortgage-Backed Securities	—	16,060	—	16,060
Corporate Bonds
Consumer Discretionary	—	34,879	—	34,879
Consumer Staples	—	14,454	—	14,454
Energy	—	8,800	—	8,800
Financials	—	91,642	—	91,642
Health Care	—	12,427	—	12,427
Industrials	—	10,833	—	10,833
Information Technology	—	5,934	—	5,934
Materials	—	12,650	—	12,650
Telecommunication Services	—	25,002	—	25,002
Utilities	—	16,255	—	16,255

Total Corporate Bonds	—	232,876	—	232,876

Mortgage Pass-Through Securities	—	210,455	—	210,455
Supranational	—	3,077	—	3,077
U.S. Government Agency Securities	—	35,076	—	35,076
U.S. Treasury Obligations	—	28,911	—	28,911
Options Purchased
Call Option Purchased	256	—	—	256
Payer Options Purchased on
Interest Rate Swaps	—	428	—	428
Put Options Purchased	29	—	—	29
Receiver/Payer Straddles on
Interest Rate Swaps	—	2,798	—	2,798
Short-Term Investments
Investment Companies	129,520	—	—	129,520
U.S. Treasury Bills	—	1,605	—	1,605

Total Investments in Securities	$129,805	$612,296	$—	$742,101

Liabilities in Securities Sold Short†
Options Written
Call Options Written	(172)	—	—	(172)
Payer Options Written on Interest
Rate Swaps	—	(21)	—	(21)
Put Options Written	(16)	—	—	(16)
Receiver/Payer Straddles on
Interest Rate Swaps	—	(2,145)	—	(2,145)

Total Liabilities in Securities Sold Short	$(188)	$(2,166)	$—	$(2,354)

Appreciation in Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$—	$36	$—	$36
Futures Contracts	1,035	—	—	1,035

Swaps	$—	$3,597	$—	$3,597

Total Appreciation in Other Financial Instruments	$1,035	$3,633	$—	$4,668

Depreciation in Other Financial Instruments*
Futures Contracts	$(607)	$—	$—	$(607)
Swaps	$—	$(7,064)	$—	$(7,064)

Total Depreciation in Other Financial Instruments	$(607)	$(7,064)	$—	$(7,671)

†	Liabilities in securities sold short may include written options.
*	Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 22, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

January 22, 2010